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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments.

Consolidated Portfolio of Investments

Active Portfolios® Multi-Manager Alternative Strategies Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 44.5%
CONSUMER DISCRETIONARY 7.1%
Automobiles 1.1%
General Motors Co. (a)	252,002	$8,714,229
Hotels, Restaurants & Leisure 0.4%
International Game Technology	268,627	3,371,269
Media 2.5%
Charter Communications Inc., Class A (b)	9,567	1,369,420
DIRECTV (b)	22,600	1,863,144
Interpublic Group of Companies, Inc. (The)	255,402	4,883,286
Media General, Inc. (b)	58,665	1,040,131
Sirius XM Holdings, Inc. (a)(b)(o)	1,194,423	3,917,707
Time Warner Cable, Inc. (a)	41,444	5,850,235
Total		18,923,923
Multiline Retail 0.4%
Target Corp.	54,434	3,089,674
Specialty Retail 2.7%
Chico’s FAS, Inc.	156,287	2,369,311
Conn’s, Inc. (b)	35,809	1,670,132
CST Brands, Inc.	97,863	3,236,329
Jos. A. Bank Clothiers, Inc. (b)	154,817	10,055,364
Outerwall, Inc. (b)	35,096	2,482,340
PEP Boys-Manny, Moe & Jack (The) (b)	75,473	769,070
Total		20,582,546
TOTAL CONSUMER DISCRETIONARY		54,681,641
CONSUMER STAPLES 3.1%
Food & Staples Retailing 2.1%
Loblaw Companies Ltd.	123,374	5,199,845
Safeway, Inc.	57,735	1,982,620
Wal-Mart Stores, Inc.	111,166	8,534,214
Total		15,716,679
Food Products 1.0%
ConAgra Foods, Inc.	41,430	1,338,189
Hillshire Brands Co. (The)	110,536	5,889,358
Hormel Foods Corp.	1,398	68,795
Tyson Foods, Inc., Class A	9,084	385,707
Total		7,682,049
TOTAL CONSUMER STAPLES		23,398,728

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 8.7%
Energy Equipment & Services 3.6%
Diamond Offshore Drilling, Inc.	96,056	$4,904,619
Ensco PLC, Class A	128,595	6,771,813
Halliburton Co.	81,276	5,253,681
National Oilwell Varco, Inc. (a)	35,904	2,939,460
Noble Corp. PLC (a)	34,199	1,075,901
Oil States International, Inc. (b)	28,534	3,069,688
Unit Corp. (b)	58,675	3,727,036
Total		27,742,198
Oil, Gas & Consumable Fuels 5.1%
Alpha Natural Resources, Inc. (b)	8,200	27,716
Approach Resources, Inc. (b)	29,233	570,628
Aurora Oil & Gas Ltd. (b)(c)	459,623	1,796,542
Bill Barrett Corp. (b)	250,466	6,261,650
Caracal Energy, Inc. (b)	78,145	713,877
CONSOL Energy, Inc. (a)(o)	63,279	2,795,033
Denbury Resources, Inc.	744,917	12,581,648
EPL Oil & Gas, Inc. (b)	44,136	1,673,196
Heritage Oil PLC (b)	55,552	295,923
Ithaca Energy, Inc. (b)	73,696	168,557
Northern Oil and Gas, Inc. (b)	43,689	666,257
Occidental Petroleum Corp.	22,487	2,241,729
Peabody Energy Corp.	76,105	1,229,857
Swift Energy Co. (b)	228,146	2,475,384
Talisman Energy, Inc.	518,076	5,346,544
Yancoal Australia Ltd. (b)	107,203	26,439
Total		38,870,980
TOTAL ENERGY		66,613,178
FINANCIALS 5.8%
Banks 0.4%
Citigroup, Inc. (a)	61,657	2,933,023
Consumer Finance 0.1%
DFC Global Corp. (b)	77,134	722,746
Diversified Financial Services 0.3%
Leucadia National Corp.	87,109	2,234,346
Insurance 3.1%
Aon PLC (a)	23,816	2,142,011
Assured Guaranty Ltd.	60,265	1,471,671
CNA Financial Corp.	97,722	3,926,470
Genworth Financial, Inc., Class A (a)(b)(o)	102,426	1,740,218
Loews Corp.	213,971	9,228,569
MetLife, Inc.	38,236	1,947,360

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Unum Group	58,364	$1,979,123
XL Group PLC	58,176	1,888,393
Total		24,323,815
Real Estate Investment Trusts (REITs) 1.5%
American Campus Communities, Inc.	136,144	5,287,833
Digital Realty Trust, Inc.	37,081	2,132,158
Investors Real Estate Trust	143,901	1,277,841
Ventas, Inc.	40,389	2,697,985
Total		11,395,817
Real Estate Management & Development 0.2%
Deutsche Wohnen AG (b)	79,767	1,723,440
Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp, Inc. (a)	130,898	1,278,873
TOTAL FINANCIALS		44,612,060
HEALTH CARE 4.8%
Biotechnology —%
Trius Therapeutics, Inc. (c)	186,725	28,849
Health Care Equipment & Supplies 0.6%
CareFusion Corp. (b)	24,414	1,048,093
Medtronic, Inc. (a)	33,800	2,062,814
Smith & Nephew PLC, ADR	1,270	111,468
Stryker Corp. (a)	20,300	1,715,147
Total		4,937,522
Health Care Providers & Services 1.1%
Celesio AG	26,540	943,884
Emeritus Corp. (b)	106,565	3,333,353
Express Scripts Holding Co. (b)	56,361	4,028,121
Total		8,305,358
Life Sciences Tools & Services 0.3%
Furiex Pharmaceuticals, Inc. (b)	22,781	2,354,644
Pharmaceuticals 2.8%
Actavis PLC (b)	4,650	983,661
Allergan, Inc.	2,383	399,057
AstraZeneca PLC, ADR	5,945	429,229
Forest Laboratories, Inc. (a)(b)	98,455	9,331,565
Mylan, Inc. (b)	49,631	2,473,609
Novartis AG, ADR (a)	26,743	2,408,475

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Questcor Pharmaceuticals, Inc.	6,326	$570,163
Shire PLC, ADR	11,806	2,047,042
Valeant Pharmaceuticals International, Inc. (b)	2,858	374,998
Zoetis, Inc.	82,563	2,534,684
Total		21,552,483
TOTAL HEALTH CARE		37,178,856
INDUSTRIALS 4.4%
Aerospace & Defense 0.4%
B/E Aerospace, Inc. (b)	9,836	951,633
DigitalGlobe, Inc. (b)	72,887	2,212,849
Total		3,164,482
Airlines 1.0%
American Airlines Group, Inc. (a)(b)	82,056	3,295,369
Southwest Airlines Co.	169,313	4,478,329
Total		7,773,698
Building Products 0.1%
Armstrong World Industries, Inc. (b)	17,285	917,315
Commercial Services & Supplies 1.5%
Copart, Inc. (a)(b)	25,059	891,349
Iron Mountain, Inc.	263,485	8,204,923
Republic Services, Inc.	66,611	2,358,029
Total		11,454,301
Construction & Engineering 0.3%
Aegion Corp. (b)	49,491	1,186,299
Foster Wheeler AG	25,174	852,392
Total		2,038,691
Machinery 0.9%
Ingersoll-Rand PLC (a)	56,690	3,391,196
MAN SE	1,138	142,143
Manitowoc Co., Inc. (The)	115,265	3,117,918
Total		6,651,257
Professional Services —%
Civeo Corp. (b)	11,017	254,052
Road & Rail 0.2%
Knight Transportation, Inc.	67,447	1,643,683
TOTAL INDUSTRIALS		33,897,479

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 6.4%
Communications Equipment 1.1%
Cisco Systems, Inc.	130,632	$3,216,160
Juniper Networks, Inc. (b)	86,866	2,124,742
QUALCOMM, Inc.	38,684	3,112,128
Total		8,453,030
Electronic Equipment, Instruments & Components 0.1%
Zygo Corp. (b)	17,998	345,921
Internet Software & Services 0.2%
Rackspace Hosting, Inc. (b)	3,607	131,619
Vocus, Inc. (b)	67,447	1,212,697
Total		1,344,316
IT Services 0.3%
Global Payments, Inc.	36,730	2,518,209
Semiconductors & Semiconductor Equipment 1.0%
Applied Micro Circuits Corp. (b)	32,844	295,596
Entegris, Inc. (b)	49,597	568,878
Tokyo Electron Ltd.	458,555	6,928,766
Total		7,793,240
Software 2.2%
Microsoft Corp.	149,410	6,116,845
Oracle Corp.	79,027	3,320,715
ReadSoft AB, Class B (b)	19,488	116,194
TIBCO Software, Inc. (a)(b)(o)	354,396	7,623,058
Total		17,176,812
Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc. (a)(o)	14,532	9,198,756
Silicon Graphics International Corp. (b)	266,513	2,353,310
Total		11,552,066
TOTAL INFORMATION TECHNOLOGY		49,183,594
MATERIALS 2.1%
Chemicals 0.6%
Mosaic Co. (The)	96,478	4,822,935

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 1.3%
Osisko Mining Corp. (b)	1,042,383	$7,758,029
Yamana Gold, Inc.	305,027	2,244,999
Total		10,003,028
Paper & Forest Products 0.2%
Domtar Corp.	12,069	1,096,831
TOTAL MATERIALS		15,922,794
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.6%
Cbeyond, Inc. (b)	103,327	1,019,838
HC2 Holdings, Inc.	23,831	96,158
Verizon Communications, Inc.	66,027	3,298,709
Ziggo NV	9,881	465,835
Total		4,880,540
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. (b)	20,383	699,748
TOTAL TELECOMMUNICATION SERVICES		5,580,288
UTILITIES 1.4%
Electric Utilities 1.2%
Pepco Holdings, Inc.	78,825	2,183,452
UNS Energy Corp. (a)	118,752	7,192,809
Total		9,376,261
Gas Utilities 0.1%
Atmos Energy Corp. (a)	18,799	941,830
Envestra Ltd.	86,246	109,631
Total		1,051,461
Independent Power and Renewable Electricity Producers 0.1%
NRG Energy, Inc.	16,200	577,368
TOTAL UTILITIES		11,005,090
Total Common Stocks (Cost: $312,167,663)		$342,073,708

Issuer	Shares	Value

Preferred Stocks —%
FINANCIALS —%
Real Estate Investment Trusts (REITs) —%
American Realty Capital Properties, Inc., 6.700%	12,520	$299,854
TOTAL FINANCIALS		299,854
Total Preferred Stocks (Cost: $269,682)		$299,854

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(d) 8.8%
Banking 0.6%
PNC Preferred Funding Trust I (a)(e)(f)
03/29/49	1.456%	$2,526,000	$2,450,220
Wells Fargo Capital X (a)
12/15/36	5.950%	2,200,000	2,238,500
Total			4,688,720
Building Materials 0.7%
Texas Industries, Inc.
08/15/20	9.250%	4,427,000	5,013,577
TOTAL BUILDING MATERIALS			5,013,577
Consumer Products 0.3%
American Achievement Corp. Secured (a)(f)
04/15/16	10.875%	2,457,000	2,555,280
Food and Beverage 0.5%
U.S Foods, Inc.
06/30/19	8.500%	3,658,000	3,926,863
Gaming 0.4%
ROC Finance LLC/Corp. Secured (f)
09/01/18	12.125%	3,067,000	3,335,363
Health Care 0.3%
Medimpact Holdings, Inc. Senior Secured (f)
02/01/18	10.500%	2,354,000	2,577,630
Independent Energy 1.3%
Aurora U.S.A. Oil & Gas, Inc. (f)
02/15/17	9.875%	3,076,000	3,414,360

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (d) (continued)
Independent Energy (continued)
Endeavour International Corp.
Secured
06/01/18	12.000%		$2,616,000	$1,733,100
Senior Secured
03/01/18	12.000%		1,069,000	1,026,240
Forest Oil Corp.
06/15/19	7.250%		1,250,000	1,243,750
Sabine Oil & Gas LLC/Finance Corp.
02/15/17	9.750%		1,528,000	1,600,580
Southern Pacific Resource Corp. Secured (f)
01/25/18	8.750%	CAD	1,535,000	1,075,901
Total				10,093,931
Media Cable 0.6%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%		1,615,000	1,707,862
Nara Cable Funding Ltd. Senior Secured (f)
12/01/18	8.875%		2,325,000	2,499,375
TOTAL MEDIA CABLE				4,207,237
Media Non-Cable 1.2%
Allbritton Communications Co. Senior Unsecured (a)
05/15/18	8.000%		4,038,000	4,214,662
Entercom Radio LLC
12/01/19	10.500%		1,000,000	1,142,500
LIN Television Corp.
04/15/18	8.375%		1,446,000	1,527,338
Reader’s Digest Association, Inc. (The) Senior Secured (c)(g)(h)
02/15/17	9.500%		837,000	334,800
Univision Communications, Inc. (f)
05/15/21	8.500%		467,000	511,949
YPG Financing, Inc. Senior Secured (f)
11/30/18	9.250%	CAD	1,667,363	1,630,765
Total				9,362,014
Metals 0.4%
Prince Mineral Holding Corp. (f)
12/15/19	11.500%		2,888,000	3,259,830

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (d) (continued)
Other Financial Institutions 0.5%
National Money Mart Co.
12/15/16	10.375%	$1,950,000	$2,040,187
Prospect Holding Co., LLC/Finance Co. (f)
10/01/18	10.250%	1,637,000	1,587,890
Total			3,628,077
Other Utility 0.2%
First Wind Capital LLC Senior Secured (f)
06/01/18	10.250%	1,782,000	1,897,830
TOTAL OTHER UTILITY			1,897,830
Packaging 0.1%
ARD Finance SA Senior Secured PIK (f)
06/01/18	11.125%	725,793	776,599
Pharmaceuticals —%
Savient Pharmaceuticals, Inc. Senior Secured (c)(f)(h)
05/09/19	3.000%	2,076,000	33,965
TOTAL PHARMACEUTICALS			33,965
Property & Casualty 0.4%
Ambac Assurance Corp. Subordinated Notes (f)
06/07/20	5.100%	2,510,000	2,839,438
REITs 0.3%
NorthStar Realty Finance Corp. (a)
09/30/14	3.000%	2,302,000	2,297,373
TOTAL REITS			2,297,373
Restaurants 0.2%
Dave & Buster’s Entertainment, Inc. Senior Unsecured (f)(i)
02/15/16	0.000%	1,409,000	1,197,650
TOTAL RESTAURANTS			1,197,650
Retailers 0.1%
Brown Shoe Co., Inc.
05/15/19	7.125%	618,000	652,775

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (d) (continued)
Supermarkets 0.1%
Safeway, Inc. Senior Unsecured
08/15/17	6.350%	$582,000		$662,775
TOTAL SUPERMARKETS				662,775
Technology 0.3%
Freescale Semiconductor, Inc.
08/01/20	10.750%	1,971,000		2,244,476
Wireless 0.3%
T-Mobile USA, Inc.
04/28/19	6.464%	2,213,000		2,343,014
Total Corporate Bonds & Notes (Cost: $68,199,025)				$67,594,417

Convertible Bonds(d) 2.2%
Automotive 0.2%
Meritor, Inc.
03/01/26	7.875%	901,000		1,487,213
Building Materials —%
Aecon Group, Inc. Subordinated Notes
09/30/14	7.000%	CAD	371,000	348,999
Lodging 0.5%
Morgans Hotel Group Co.
10/15/14	2.375%	3,603,000		3,562,466
Media Non-Cable —%
YPG Financing, Inc.
11/30/22	8.000%	CAD	48,878	50,118
Metals 0.4%
Primero Mining Corp. Senior Unsecured
03/31/16	6.500%	2,931,000		2,989,620
Other Financial Institutions 0.4%
Globalstar, Inc. Senior Unsecured
04/01/28	8.000%	500,739		2,700,235

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)
Other Industry —%
BPZ Resources, Inc. Senior Unsecured
10/01/17	8.500%	$330,000	$383,831
Technology 0.1%
Nortel Networks Corp. (h)
04/15/14	2.125%	779,000	794,580
Transportation Services 0.6%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	2,378,000	2,336,385
YRC Worldwide, Inc. Secured PIK
03/31/15	10.000%	2,579,459	2,605,254
Total			4,941,639
Total Convertible Bonds (Cost: $14,771,027)			$17,258,701

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills(d) 8.3%
UNITED STATES 8.3%
U.S. Treasury Bills
06/05/14	0.020%	$8,950,000	$8,949,964
07/31/14	0.030%	42,351,200	42,349,125
08/07/14	0.030%	12,527,100	12,526,473
Total			63,825,562
Total Treasury Bills (Cost: $63,822,925)			$63,825,562

Issuer		Shares	Value

Rights —%
HEALTH CARE —%
Biotechnology —%
Cubist Pharmaceuticals, Inc. (b)(j)		187,926	$31,008
TOTAL HEALTH CARE			31,008
Total Rights (Cost: $371,071)			$31,008

Issuer	Shares	Value

Limited Partnerships —%
MATERIALS —%
Chemicals —%
PetroLogistics LP	19,192	$276,557
TOTAL MATERIALS		276,557
Total Limited Partnerships (Cost: $275,077)		$276,557

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls —%
AT&T INC
	547	37.00	06/21/14	$1,914
	ENDEAVOUR INTERNATIONAL
	1,734	5.00	06/21/14	4,335
	Total Options Purchased Calls (Cost: $36,920)			$6,249

Options Purchased Puts 0.1%
AT&T INC
	304	35.00	01/17/15	$67,336
CHARTER COMMUNICATION - CLASS A
	278	105.00	06/21/14	2,780
	ENDEAVOUR INTERNATIONAL
	1,734	5.00	06/21/14	520,200
	GENERAL MOTORS CO
	592	30.00	06/21/14	3,256
	INGERSOLL-RAND PLC
	444	50.00	06/21/14	3,330
NOBLE CORP PLC
	222	25.00	06/21/14	666
	OIL STATES INTERNATIONAL
	233	80.00	06/21/14	2,913
QUESTCOR PHARMACEUTICALS
	23	85.00	07/19/14	18,170
	22	82.50	07/19/14	15,840
	19	80.00	07/19/14	12,160
	SIRIUS XM HOLDINGS INC
	607	3.00	01/17/15	12,140
	SPDR S&P 500 ETF TRUST
	528	184.00	06/21/14	14,256
	200	185.00	06/21/14	6,700
	479	183.00	06/21/14	10,538

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts (continued)
	479	182.00	06/21/14	$8,382
	1,198	168.00	07/19/14	18,569
	480	180.00	08/16/14	60,240
Total Options Purchased Puts (Cost: $1,092,429)				$777,476

	Shares	Value

Money Market Funds 32.3%
Columbia Short-Term Cash Fund, 0.088% (j)(k)(l)	239,516,603	$239,516,603
JP Morgan Prime Money Market Fund, 0.010% (j)(k)(o)	8,670,931	8,670,931
Total Money Market Funds (Cost: $248,187,534)		$248,187,534
Total Investments
(Cost: $709,193,353) (m)		$740,331,066

Issuer	Shares	Value

Investments Sold Short (11.2)%

Common Stocks (8.6)%
CONSUMER DISCRETIONARY (1.7)%
Automobiles (0.1)%
Ford Motor Co.	(48,127)	$(791,208)
Hotels, Restaurants & Leisure (0.4)%
Buffalo Wild Wings, Inc. (b)	(18,438)	(2,664,476)
Media (0.6)%
Comcast Corp., Class A	(79,396)	(4,144,471)
Gannett Co.	(2,062)	(57,303)
Liberty Global PLC, Class A (b)	(2,255)	(101,520)
Liberty Global PLC, Class C (b)	(5,563)	(238,096)
Nexstar Broadcasting Group-a	(1,560)	(72,478)
Sinclair Broadcast Group -a	(1,784)	(52,771)
Total		(4,666,639)
Multiline Retail (0.1)%
J.C. Penney Co., Inc. (b)	(73,885)	(664,226)
Specialty Retail (0.5)%
Tiffany & Co.	(40,264)	(4,002,644)
TOTAL CONSUMER DISCRETIONARY		(12,789,193)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER STAPLES (1.1)%
Food & Staples Retailing (0.5)%
Sprouts Farmers Market, Inc. (b)	(33,546)	$(909,097)
SYSCO Corp.	(74,097)	(2,780,860)
Total		(3,689,957)
Food Products (0.3)%
Keurig Green Mountain, Inc.	(21,801)	(2,458,717)
Household Products (0.3)%
Procter & Gamble Co. (The)	(26,524)	(2,142,874)
TOTAL CONSUMER STAPLES		(8,291,548)
ENERGY (0.4)%
Energy Equipment & Services (0.2)%
Amec PLC	(22,652)	(458,668)
Atwood Oceanics, Inc. (b)	(3,551)	(175,242)
Diamond Offshore Drilling	(3,114)	(159,001)
Ensco PLC, Class A	(3,582)	(188,628)
Hercules Offshore, Inc. (b)	(43,427)	(197,159)
Rowan Companies PLC, Class A	(5,233)	(162,014)
Seadrill Ltd.	(4,209)	(159,942)
Total		(1,500,654)
Oil, Gas & Consumable Fuels (0.2)%
Aurora Oil & Gas Ltd.	(124,273)	(482,513)
BPZ Resources, Inc. (b)	(41,272)	(126,292)
Energy XXI Bermuda Ltd.	(25,775)	(552,874)
Total		(1,161,679)
TOTAL ENERGY		(2,662,333)
FINANCIALS (0.7)%
Banks (0.2)%
M&T Bank Corp.	(11,000)	(1,335,070)
Real Estate Investment Trusts (REITs) (0.3)%
Regency Centers Corp.	(38,000)	(2,029,200)
Real Estate Management & Development (0.2)%
Deutsche Wohnen AG	(79,767)	(1,769,108)
TOTAL FINANCIALS		(5,133,378)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (1.2)%
Health Care Providers & Services (0.4)%
Brookdale Senior Living, Inc. (b)	(103,001)	$(3,425,813)
Pharmaceuticals (0.8)%
Actavis PLC (b)	(28,377)	(6,002,871)
Mallinckrodt PLC (b)	(600)	(46,656)
Total		(6,049,527)
TOTAL HEALTH CARE		(9,475,340)
INDUSTRIALS (1.0)%
Aerospace & Defense (0.1)%
United Technologies Corp.	(6,417)	(745,784)
Airlines (0.3)%
Delta Air Lines, Inc.	(31,898)	(1,273,049)
United Continental Holdings, Inc. (b)	(23,857)	(1,058,535)
Total		(2,331,584)
Building Products (0.1)%
Lennox International, Inc.	(10,175)	(864,061)
Construction & Engineering —%
Aecon Group, Inc. (b)	(3,105)	(48,252)
Machinery (0.3)%
Joy Global, Inc.	(28,495)	(1,628,489)
Meritor, Inc. (b)	(55,958)	(772,780)
Total		(2,401,269)
Professional Services (0.1)%
Wageworks, Inc. (b)	(19,775)	(800,492)
Trading Companies & Distributors (0.1)%
Watsco, Inc.	(8,488)	(854,147)
TOTAL INDUSTRIALS		(8,045,589)
INFORMATION TECHNOLOGY (1.5)%
Internet Software & Services (0.3)%
Opentable, Inc. (b)	(37,071)	(2,511,561)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (0.2)%
Accenture PLC, Class A	(21,931)	$(1,786,280)
Semiconductors & Semiconductor Equipment (1.0)%
Applied Materials, Inc.	(372,575)	(7,522,289)
TOTAL INFORMATION TECHNOLOGY		(11,820,130)
MATERIALS (0.6)%
Metals & Mining (0.6)%
Agnico Eagle Mines Ltd.	(2,800)	(84,672)
Agnico Eagle Mines Ltd.	(72,917)	(2,218,511)
Osisko Spinco (b)(c)(g)	(372,060)	(487,250)
Yamana Gold, Inc.	(272,612)	(2,033,968)
Total		(4,824,401)
TOTAL MATERIALS		(4,824,401)
TELECOMMUNICATION SERVICES (0.1)%
Diversified Telecommunication Services (0.1)%
AT&T, Inc.	(18,938)	(671,731)
Globalstar, Inc. (b)	(125,900)	(435,614)
Total		(1,107,345)
TOTAL TELECOMMUNICATION SERVICES		(1,107,345)
UTILITIES (0.3)%
Electric Utilities (0.3)%
Exelon Corp.	(65,792)	(2,423,119)
TOTAL UTILITIES		(2,423,119)
Total Common Stocks (Proceeds: $63,004,606)		$(66,572,376)

Corporate Bonds & Notes (0.5)%

Issuer	Coupon Rate	Principal Amount	Value
Gas Pipelines (0.1)%
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/22	3.950%	(726,000)	$(739,598)
TOTAL GAS PIPELINES			(739,598)

Issuer	Coupon Rate	Principal Amount	Value

Investments Sold Short (continued)

Corporate Bonds & Notes (continued)
Wireless (0.4)%
SoftBank Corp.
04/15/20	4.500%	$(766,000)	$(775,575)
T-Mobile USA, Inc.
04/01/23	6.625%	(2,213,000)	(2,390,040)
Total			(3,165,615)
Total Corporate Bonds & Notes (Cost: $(3,874,957))			$(3,905,213)

Issuer	Shares	Value

Exchange-Traded Funds (2.1)%
Consumer Staples Spdr	(9,478)	$(426,510)
Health Care Select Sector SPDR Fund	(35,793)	(2,139,705)
Industrial Select Sect SPDR	(15,499)	(837,721)
Ishares Nasdaq Biotechnology	(2,388)	(572,141)
Ishares Russell 2000 Growth	(13,570)	(1,768,849)
Market Vectors Coal ETF	(21,597)	(396,305)
Market Vectors Oil Service ETF	(24,372)	(1,294,641)
Market Vectors Semiconductor	(12,094)	(560,436)
SPDR Barclays High Yield Bond ETF	(82,384)	(3,421,407)
SPDR S&P 500 ETF Trust	(22,339)	(4,303,162)
SPDR S&P 500 Insurance ETF	(11,719)	(735,719)
Total Exchange-Traded Funds (Proceeds: $15,682,798)		$(16,456,596)
Total Investments Sold Short (Proceeds: $82,562,361)		$(86,934,185)

Total Investments, Net of Investments Sold Short	653,396,881(n)
Other Assets & Liabilities, Net	115,912,256
Net Assets	$769,309,137

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at May 31, 2014

At May 31, securities totaling $8,260,847 were pledged as collateral to cover open forward foreign currency exchange contracts.

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	6/16/2014	635,000	593,788	3,356	—
		AUD	USD
Goldman, Sachs & Co.	6/16/2014	2,749,650	2,460,235	—	(96,427)
		AUD	USD
Goldman, Sachs & Co.	6/16/2014	320,000	295,396	368	—
		CAD	USD
Goldman, Sachs & Co.	6/16/2014	13,449,000	12,100,306	—	(299,175)
		CAD	USD
Goldman, Sachs & Co.	6/16/2014	5,407,000	7,504,695	134,332	—
		EUR	USD
Goldman, Sachs & Co.	6/16/2014	473,000	796,537	3,773	—
		GBP	USD
Goldman, Sachs & Co.	6/16/2014	1,564,150	2,597,039	—	(24,531)
		GBP	USD
Goldman, Sachs & Co.	6/16/2014	8,036,000	1,255,291	54,746	—
		SEK	USD
Goldman, Sachs & Co.	6/16/2014	1,381,131	1,516,000	28,465	—
		USD	AUD
Goldman, Sachs & Co.	6/16/2014	315,683	338,000	—	(1,406)
		USD	AUD
Goldman, Sachs & Co.	6/16/2014	1,074,905	1,178,000	11,166	—
		USD	CAD
Goldman, Sachs & Co.	6/16/2014	184,419	200,000	—	(26)
		USD	CAD
Goldman, Sachs & Co.	6/16/2014	117,006	86,000	222	—
		USD	EUR
Goldman, Sachs & Co.	6/16/2014	6,176,004	4,445,000	—	(116,957)
		USD	EUR

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	6/16/2014	61,472	37,000	541	—
		USD	GBP
Goldman, Sachs & Co.	6/16/2014	2,804,798	1,668,000	—	(9,173)
		USD	GBP
Goldman, Sachs & Co.	6/16/2014	1,145,559	7,256,000	—	(61,543)
		USD	SEK
Royal Bank of Scotland	6/18/2014	2,728,000	2,542,322	6,142	—
		AUD	USD
Royal Bank of Scotland	6/18/2014	123,288,000	112,057,632	—	(2,561,354)
		AUD	USD
Royal Bank of Scotland	6/18/2014	200,000	89,544	649	—
		BRL	USD
Royal Bank of Scotland	6/18/2014	4,780,000	1,995,187	—	(129,414)
		BRL	USD
Royal Bank of Scotland	6/18/2014	78,549,000	70,863,560	—	(1,552,198)
		CAD	USD
Royal Bank of Scotland	6/18/2014	389,000	444,438	9,978	—
		CHF	USD
Royal Bank of Scotland	6/18/2014	1,235,000,000	2,172,782	—	(71,271)
		CLP	USD
Royal Bank of Scotland	6/18/2014	4,140,000,000	2,011,807	—	(166,972)
		COP	USD
Royal Bank of Scotland	6/18/2014	201,300,000	10,156,637	168,917	—
		CZK	USD
Royal Bank of Scotland	6/18/2014	152,254,000	209,733,391	2,194,436	—
		EUR	USD
Royal Bank of Scotland	6/18/2014	9,180,000	12,508,679	—	(4,671)
		EUR	USD
Royal Bank of Scotland	6/18/2014	3,189,000	5,380,773	35,981	—
		GBP	USD
Royal Bank of Scotland	6/18/2014	24,919,000	41,332,706	—	(431,763)
		GBP	USD
Royal Bank of Scotland	6/18/2014	735,000,000	3,243,923	—	(62,897)
		HUF	USD
Royal Bank of Scotland	6/18/2014	10,000,000,000	852,515	—	(555)
		IDR	USD
Royal Bank of Scotland	6/18/2014	3,200,000	925,323	4,327	—
		ILS	USD
Royal Bank of Scotland	6/18/2014	17,300,000	4,958,772	—	(20,362)
		ILS	USD
Royal Bank of Scotland	6/18/2014	531,200,000	8,604,734	—	(352,093)
		INR	USD
Royal Bank of Scotland	6/18/2014	81,930,000	805,637	748	—
		JPY	USD
Royal Bank of Scotland	6/18/2014	24,295,643,999	236,187,046	—	(2,495,912)
		JPY	USD
Royal Bank of Scotland	6/18/2014	10,430,000,000	9,724,232	—	(484,265)
		KRW	USD
Royal Bank of Scotland	6/18/2014	145,000,000	10,918,456	—	(346,431)
		MXN	USD
Royal Bank of Scotland	6/18/2014	19,090,000	5,807,236	—	(124,115)
		MYR	USD
Royal Bank of Scotland	6/18/2014	9,550,000	1,604,572	7,965	—
		NOK	USD
Royal Bank of Scotland	6/18/2014	173,558,000	28,740,847	—	(275,277)
		NOK	USD
Royal Bank of Scotland	6/18/2014	56,430,000	48,219,021	369,761	—
		NZD	USD
Royal Bank of Scotland	6/18/2014	377,200,000	8,421,240	—	(191,133)
		PHP	USD
Royal Bank of Scotland	6/18/2014	4,000,000	1,321,135	3,991	—
		PLN	USD
Royal Bank of Scotland	6/18/2014	42,500,000	13,901,318	—	(93,345)
		PLN	USD
Royal Bank of Scotland	6/18/2014	685,100,000	18,645,052	—	(912,999)
		RUB	USD
Royal Bank of Scotland	6/18/2014	768,169,000	117,988,874	3,231,951	—
		SEK	USD
Royal Bank of Scotland	6/18/2014	8,080,000	6,455,872	14,031	—
		SGD	USD
Royal Bank of Scotland	6/18/2014	20,050,000	15,816,263	—	(168,750)
		SGD	USD
Royal Bank of Scotland	6/18/2014	100,000	47,753	244	—
		TRY	USD
Royal Bank of Scotland	6/18/2014	20,130,000	8,802,261	—	(761,282)
		TRY	USD
Royal Bank of Scotland	6/18/2014	781,100,000	25,832,482	—	(203,973)
		TWD	USD
Royal Bank of Scotland	6/18/2014	76,272,159	83,396,000	1,259,840	—
		USD	AUD
Royal Bank of Scotland	6/18/2014	33,159,634	35,489,000	—	(166,047)
		USD	AUD
Royal Bank of Scotland	6/18/2014	5,168,048	12,000,000	165,679	—
		USD	BRL
Royal Bank of Scotland	6/18/2014	2,191,214	4,900,000	—	(13,275)
		USD	BRL
Royal Bank of Scotland	6/18/2014	62,324,235	68,439,000	770,928	—
		USD	CAD
Royal Bank of Scotland	6/18/2014	3,649,155	3,955,000	—	(2,968)
		USD	CAD
Royal Bank of Scotland	6/18/2014	52,300	46,000	—	(924)
		USD	CHF
Royal Bank of Scotland	6/18/2014	306,868	170,000,000	2,030	—
		USD	CLP
Royal Bank of Scotland	6/18/2014	18,182	10,000,000	—	(11)
		USD	CLP
Royal Bank of Scotland	6/18/2014	2,586,360	5,010,000,000	50,277	—
		USD	COP
Royal Bank of Scotland	6/18/2014	5,100,250	101,000,000	—	(89,026)
		USD	CZK
Royal Bank of Scotland	6/18/2014	225,104,497	163,157,999	—	(2,702,195)
		USD	EUR
Royal Bank of Scotland	6/18/2014	105,770,730	63,453,999	578,747	—
		USD	GBP
Royal Bank of Scotland	6/18/2014	9,489,782	5,648,000	—	(23,682)
		USD	GBP
Royal Bank of Scotland	6/18/2014	2,196,564	490,000,000	7,984	—
		USD	HUF
Royal Bank of Scotland	6/18/2014	4,932,454	1,090,000,000	—	(28,460)
		USD	HUF
Royal Bank of Scotland	6/18/2014	50,902	600,000,000	282	—
		USD	IDR
Royal Bank of Scotland	6/18/2014	156,772	1,800,000,000	—	(3,219)
		USD	IDR
Royal Bank of Scotland	6/18/2014	8,537,697	29,700,000	10,295	—
		USD	ILS
Royal Bank of Scotland	6/18/2014	3,002,304	10,400,000	—	(9,067)
		USD	ILS
Royal Bank of Scotland	6/18/2014	13,419,414	817,000,000	356,432	—
		USD	INR
Royal Bank of Scotland	6/18/2014	1,358,683	80,000,000	—	(9,762)
		USD	INR

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	6/18/2014	62,716,518	6,410,946,000	265,290	—
		USD	JPY
Royal Bank of Scotland	6/18/2014	116,910,511	11,867,471,000	—	(323,230)
		USD	JPY
Royal Bank of Scotland	6/18/2014	26,183,474	27,890,000,000	1,114,227	—
		USD	KRW
Royal Bank of Scotland	6/18/2014	14,513,016	189,300,000	193,486	—
		USD	MXN
Royal Bank of Scotland	6/18/2014	5,054,306	16,500,000	72,321	—
		USD	MYR
Royal Bank of Scotland	6/18/2014	40,923,364	246,080,000	217,279	—
		USD	NOK
Royal Bank of Scotland	6/18/2014	1,518,225	9,006,000	—	(12,566)
		USD	NOK
Royal Bank of Scotland	6/18/2014	45,352,359	54,194,492	601,324	—
		USD	NZD
Royal Bank of Scotland	6/18/2014	73,765,396	85,927,508	—	(904,018)
		USD	NZD
Royal Bank of Scotland	6/18/2014	7,355,777	328,000,000	133,243	—
		USD	PHP
Royal Bank of Scotland	6/18/2014	22,193,988	67,700,000	98,684	—
		USD	PLN
Royal Bank of Scotland	6/18/2014	1,418,603	4,300,000	—	(2,673)
		USD	PLN
Royal Bank of Scotland	6/18/2014	18,111,668	653,000,000	530,000	—
		USD	RUB
Royal Bank of Scotland	6/18/2014	2,695,362	94,000,000	—	(11,874)
		USD	RUB
Royal Bank of Scotland	6/18/2014	66,504,709	429,549,000	—	(2,334,299)
		USD	SEK
Royal Bank of Scotland	6/18/2014	20,270,966	25,540,000	90,989	—
		USD	SGD
Royal Bank of Scotland	6/18/2014	6,671,157	8,340,000	—	(22,030)
		USD	SGD
Royal Bank of Scotland	6/18/2014	11,025,203	24,100,000	424,445	—
		USD	TRY
Royal Bank of Scotland	6/18/2014	14,509,432	438,000,000	90,449	—
		USD	TWD
Royal Bank of Scotland	6/18/2014	1,368,188	41,000,000	—	(1,533)
		USD	TWD
Royal Bank of Scotland	6/18/2014	4,934,195	52,900,000	52,235	—
		USD	ZAR
Royal Bank of Scotland	6/18/2014	6,604,601	69,300,000	—	(72,284)
		USD	ZAR
Royal Bank of Scotland	6/18/2014	101,100,000	9,253,353	—	(276,478)
		ZAR	USD
Royal Bank of Scotland	9/17/2014	53,000	72,630	380	—
		EUR	USD
Royal Bank of Scotland	9/17/2014	764,000	1,039,538	—	(1,954)
		EUR	USD
Royal Bank of Scotland	9/17/2014	1,000,000	287,362	—	(426)
		ILS	USD
Royal Bank of Scotland	9/17/2014	10,000,000	9,749	16	—
		KRW	USD
Royal Bank of Scotland	9/17/2014	40,000,000	38,919	—	(15)
		KRW	USD
Royal Bank of Scotland	9/17/2014	9,887,000	8,313,744	—	(1,045)
		NZD	USD
Royal Bank of Scotland	9/17/2014	45,120,000	6,775,185	42,956	—
		SEK	USD
Royal Bank of Scotland	9/17/2014	660,000	526,045	—	(171)
		SGD	USD
Royal Bank of Scotland	9/17/2014	10,172,494	11,020,000	6,930	—
		USD	AUD
Royal Bank of Scotland	9/17/2014	4,145,985	4,515,000	7,154	—
		USD	CAD
Royal Bank of Scotland	9/17/2014	33,137	36,000	—	(22)
		USD	CAD
Royal Bank of Scotland	9/17/2014	5,577	5,000	14	—
		USD	CHF
Royal Bank of Scotland	9/17/2014	53,832	30,000,000	127	—
		USD	CLP
Royal Bank of Scotland	9/17/2014	377,699	226,000	800	—
		USD	GBP
Royal Bank of Scotland	9/17/2014	116,901	7,000,000	—	(789)
		USD	INR
Royal Bank of Scotland	9/17/2014	13,502,810	1,371,270,000	—	(23,089)
		USD	JPY
Royal Bank of Scotland	9/17/2014	718,074	9,300,000	—	(817)
		USD	MXN
Royal Bank of Scotland	9/17/2014	30,851	100,000	29	—
		USD	MYR
Royal Bank of Scotland	9/17/2014	185,561	600,000	—	(286)
		USD	MYR
Royal Bank of Scotland	9/17/2014	1,043,035	3,200,000	4,623	—
		USD	PLN
Royal Bank of Scotland	9/17/2014	224,645	8,000,000	—	(1,281)
		USD	RUB
Royal Bank of Scotland	9/17/2014	900,711	27,000,000	884	—
		USD	TWD
Royal Bank of Scotland	9/17/2014	836,905	25,000,000	—	(2,094)
		USD	TWD
Total				13,436,469	(19,061,879)

Futures Contracts Outstanding at May 31, 2014

At May 31, 2014, cash totaling $16,553,571 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	306	JPY	43,726,737	June 2014	182,017	—
3MO EURO EURIBOR	88	EUR	29,929,321	September 2014	636	—
3MO EURO EURIBOR	136	EUR	46,259,039	December 2014	4,311	—
3MO EURO EURIBOR	168	EUR	57,140,657	March 2015	10,990	—
3MO EURO EURIBOR	208	EUR	70,734,942	June 2015	26,486	—
3MO EURO EURIBOR	244	EUR	82,952,583	September 2015	50,725	—
3MO EURO EURIBOR	246	EUR	83,598,989	December 2015	79,513	—
3MO EURO EURIBOR	249	EUR	84,576,060	March 2016	129,945	—
3MO EURO SWISS FRA	(36)	CHF	(10,057,287)	September 2014	—	(3,964)
3MO EURO SWISS FRA	(22)	CHF	(6,146,734)	December 2014	—	(2,907)
90 DAY STERLING	(31)	GBP	(6,457,272)	September 2014	—	(2,701)
90 DAY STERLING	(47)	GBP	(9,776,763)	December 2014	—	(9,342)
90 DAY STERLING	(83)	GBP	(17,233,177)	March 2015	—	(17,823)
90 DAY STERLING	(110)	GBP	(22,789,597)	June 2015	—	(22,960)
90 DAY STERLING	(136)	GBP	(28,114,963)	September 2015	—	(27,952)
90DAY EURO$ R	203	USD	50,508,938	June 2015	10,756	—
90DAY EURO$ R	157	USD	38,906,563	December 2015	3,388	—
90DAY STERLING	(146)	GBP	(30,116,471)	December 2015	—	(33,308)
90DAY STERLING	(144)	GBP	(29,645,082)	March 2016	—	(41,087)
AMSTERDAM IDX	93	EUR	10,329,459	June 2014	93,395	—
AUST 10YR BOND	44	AUD	4,808,719	June 2014	16,636	—
AUST 3YR BOND	242	AUD	24,602,080	June 2014	53,292	—
BANK ACCEPT	(95)	CAD	(21,627,550)	September 2014	—	(2,002)
BANK ACCEPT	(19)	CAD	(4,325,510)	December 2014	—	(938)
BRENT CRUDE R	63	USD	6,892,830	June 2014	36,793	—
CAC40 10 EURO	191	EUR	11,729,292	June 2014	129,433	—
CAN 10YR BOND	123	CAD	15,409,315	September 2014	100,534	—
COCOA	47	USD	1,443,370	July 2014	25,877	—
COCOA - LI	15	GBP	490,288	July 2014	4,444	—
COFFEE ‘C’	399	USD	1,131,563	July 2014	—	(114,929)
CORN	(297)	USD	(6,916,388)	July 2014	170,206	—
COTTON NO.2 R	(22)	USD	(948,970)	July 2014	—	(7,791)
DAX INDEX	28	EUR	9,483,843	June 2014	221,624	—
DJIA MINI e-CBOT	143	USD	11,943,360	June 2014	200,377	—
EURO BUXL 30YR BOND	56	EUR	10,227,551	June 2014	284,773	—
EURO STOXX 50	244	EUR	10,776,518	June 2014	542,084	—
EURO$ 90 DAY	99	USD	24,690,600	September 2014	2,063	—
EURO$ 90 DAY	133	USD	33,161,888	December 2014	6,533	—
EURO$ 90 DAY	217	USD	54,068,263	March 2015	20,189	—
EURO$ 90 DAY	185	USD	45,947,063	September 2015	4,071	—
EURO$ 90 DAY	143	USD	35,349,600	March 2016	2,800	—
EURO-BOBL	208	EUR	35,946,592	June 2014	319,215	—
EURO-BUND	127	EUR	25,415,754	June 2014	569,473	—
EURO-SCHATZ	1,171	EUR	19,003,183	June 2014	7,872	—
FTSE 100 INDEX	109	GBP	12,465,093	June 2014	164,081	—
FTSE/JSE TOP 40	154	ZAR	6,022,242	June 2014	379,272	—
FTSE/MIB INDEX	19	EUR	2,800,680	June 2014	81,074	—
GAS OIL	9	USD	803,250	June 2014	—	(8,005)
GASOLINE RBOB	14	USD	1,747,477	June 2014	1,579	—
GOLD 100 OZ R	(129)	USD	(16,073,400)	August 2014	594,449	—
HANG SENG INDEX	3	HKD	443,251	June 2014	1,779	—
H-SHARES IDX	3	HKD	194,868	June 2014	3,333	—
H-SHARES IDX	(3)	HKD	(194,868)	June 2014	—	(1,157)
IBEX 35 INDEX	32	EUR	4,696,913	June 2014	101,821	—
KC HRW WHEAT	72	USD	578,400	July 2014	—	(60,640)
KOSPI2 INX	18	KRW	2,301,166	June 2014	—	(15,147)

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
LEAN HOGS	66	USD	3,180,540	July 2014	—	(181,908)
LME COPPER	(17)	USD	(2,929,100)	June 2014	—	(168,206)
LME NICKEL	17	USD	1,959,624	June 2014	208,364	—
LME PRI ALUM R	(22)	USD	(997,838)	June 2014	—	(38,909)
LME ZINC	10	USD	512,875	June 2014	—	(3,446)
LONG GILT	29	GBP	5,384,017	September 2014	23,363	—
MSCI SING IX ETS	63	SGD	3,755,991	June 2014	2,084	—
MSCI TAIWAN INDEX	148	USD	4,799,640	June 2014	—	(15,461)
NASDAQ 100 E-MINI	99	USD	7,396,290	June 2014	243,475	—
NATURAL GAS R	6	USD	272,520	June 2014	7,939	—
NY Harb ULSD	(6)	USD	(727,826)	June 2014	15,722	—
PLATINUM	22	USD	1,597,970	July 2014	—	(26,978)
RUSSELL 2000 EMINI	12	USD	1,359,840	June 2014	—	(3,711)
S&P MID 400 EMINI	42	USD	5,782,560	June 2014	67,027	—
S&P/TSE 60 INDEX	303	CAD	14,640,321	June 2014	352,718	—
S&P500 EMINI	124	USD	11,913,300	June 2014	332,385	—
SGX CNX NIFTY	239	USD	3,454,028	June 2014	—	(70,999)
SILVER	(48)	USD	(4,483,680)	July 2014	175,243	—
SOYBEAN MEAL R	118	USD	850,340	July 2014	26,081	—
SOYBEAN OIL R	(78)	USD	(1,801,800)	July 2014	110,846	—
SPI 200	94	AUD	12,035,210	June 2014	126,441	—
SUGAR #11 (WORLD)	(179)	USD	(3,484,342)	June 2014	—	(13,891)
US 10YR NOTE	114	USD	14,308,782	September 2014	20,108	—
US 2YR NOTE	146	USD	32,085,782	September 2014	5,837	—
US 5YR NOTE	166	USD	19,879,797	September 2014	15,483	—
US LONG BOND	65	USD	8,935,469	September 2014	69,934	—
WTI CRUDE	1,033	USD	3,081,300	June 2014	—	(15,890)
Total					6,440,889	(912,052)

Open Options Contracts Written at May 31, 2014

At May 31, 2014, securities and cash totaling $1,068,182 were pledged as collateral to cover open options contracts written.

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Actavis PLC	Call	2	195.00	2,856	06/2014	3,450
Actavis PLC	Call	2	200.00	2,072	06/2014	2,540
Actavis PLC	Call	3	205.00	2,315	06/2014	2,580
Apple Inc	Call	58	580.00	132,978	08/2014	354,235
Assured Guaranty LTD	Call	43	25.00	2,408	06/2014	1,247
Assured Guaranty LTD	Call	43	26.00	850	06/2014	344
Consol Energy Inc.	Call	26	44.00	3,796	06/2014	2,847
Consol Energy Inc.	Call	111	46.00	6,762	06/2014	4,051
Consol Energy Inc.	Call	66	47.00	2,579	06/2014	1,254
Consol Energy Inc.	Call	112	45.00	10,185	06/2014	7,448
Furiex Pharmaceuticals	Call	7	105.00	973	06/2014	455
Furiex Pharmaceuticals	Call	14	105.00	1,950	07/2014	700
Genworth Financial Inc.	Call	21	18.00	212	06/2014	221
Genworth Financial Inc.	Put	21	17.00	807	06/2014	871
Genworth Financial Inc.	Call	11	19.00	344	06/2014	22
Genworth Financial Inc.	Call	11	19.00	388	06/2014	44
Jos A Bank Clothiers Inc.	Call	61	65.00	359	07/2014	153
Mallinckrodt PLC	Call	11	81.00	2,678	06/2014	990
Mallinckrodt PLC	Call	11	82.00	3,454	06/2014	1,843
Manitowoc Company Inc.	Call	36	27.00	3,873	06/2014	2,790
Manitowoc Company Inc.	Call	164	28.00	11,275	06/2014	5,740
Manitowoc Company Inc.	Call	244	29.00	13,216	06/2014	3,660
Manitowoc Company Inc.	Call	68	30.00	4,704	06/2014	510
NRG Energy Inc.	Call	52	33.00	5,422	06/2014	13,520
NRG Energy Inc.	Call	52	34.00	2,562	06/2014	8,970

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
NRG Energy Inc.	Call	29	35.00	2,047	06/2014	3,045
NRG Energy Inc.	Call	29	36.00	808	06/2014	1,377
Sirius XM Holdings Inc.	Call	5	4.50	22	06/2014	5
Sirius XM Holdings Inc.	Call	607	4.00	10,904	01/2015	7,891
Talisman Energy Inc.	Call	61	11.00	1,483	06/2014	305
The Hillshire Brands Co.	Call	59	55.00	3,479	06/2014	5,015
The Hillshire Brands Co.	Put	59	50.00	3,774	06/2014	2,655
Tibco Software Inc.	Call	148	20.00	13,374	08/2014	32,190
Tibco Software Inc.	Call	131	22.00	13,703	08/2014	13,755
Yamana Gold Inc.	Call	34	7.00	1,777	06/2014	1,581
Total						488,304

Total Return Swap Contracts Outstanding at May 31, 2014

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
Goldman Sachs	Total return on Wolfson Microelectronics PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.65%	4/29/2015	GBP	64,750	—	(611)

Total Return Swap Contracts on Futures at May 31, 2014

At May 31, 2014, securities and cash totaling $4,490,085 were pledged as collateral to cover open total return swap contracts on futures.

At May 31, 2014, cash totaling $270,000 was received from broker as collateral to cover open total return swap contracts on futures.

		Expiration	Trading	Notional	Unrealized	Unrealized
Counterparty	Reference Instrument	Date	Currency	Amount	Appreciation ($)	(Depreciation) ($)
Barclays	SYN COCOA	07/2014	USD	952,010	38,560	—
Barclays	SYN COCOA - LI	07/2014	GBP	1,993,838	98,806	—
Barclays	SYN CORN	07/2014	USD	(745,200)	67,190	—
Barclays	SYN EURO-BOBL	06/2014	EUR	12,615,871	173,639	—
Barclays	SYN EURO-SCHATZ	06/2014	EUR	30,465,420	—	(6,350)
Barclays	SYN GASOLINE RBOB	06/2014	USD	1,872,297	45,297	—
Barclays	SYN GOLD 100 OZ	08/2014	USD	(10,591,000)	302,290	—
Barclays	SYN JPN 10YR BOND (TSE)	06/2014	JPY	4,287,819	13,169	—
Barclays	SYN KC HRW WHEAT	07/2014	USD	506,100	—	(11,843)
Barclays	SYN LME PRI ALUM	06/2014	USD	5,488,106	243,931	—
Barclays	SYN LME PRI ALUM	06/2014	USD	(4,989,188)	32,950	—
Barclays	SYN PLATINUM	07/2014	USD	145,270	—	(3,110)
Barclays	SYN SILVER	07/2014	USD	(5,511,190)	406,920	—
Barclays	SYN SOYBEAN	07/2014	USD	13,289,925	216,102	—
Barclays	SYN SOYBEAN MEAL	07/2014	USD	4,051,620	259,705	—
Barclays	SYN SOYBEAN OIL	07/2014	USD	(1,917,300)	183,384	—
Barclays	SYN US 2YR NOTE	09/2014	USD	63,072,733	18,536	—
Barclays	SYN WHEAT (CBT)	07/2014	USD	1,254,500	—	(153,212)
Barclays	SYN WTI CRUDE	06/2014	USD	6,881,570	112,050	—
Citibank	SYN COCOA	07/2014	USD	214,970	3,525	—
Citibank	SYN COCOA - LI	07/2014	GBP	130,743	3,519	—
Citibank	SYN COPPER	07/2014	USD	(4,294,813)	—	(127,667)
Citibank	SYN CORN	07/2014	USD	(2,119,163)	21,723	—
Citibank	SYN LME PRI ALUM	06/2014	USD	3,991,350	—	(47,463)
Citibank	SYN LME PRI ALUM	06/2014	USD	(5,488,106)	—	(243,931)
Citibank	SYN SOYBEAN	07/2014	USD	2,762,513	—	(16,026)
Citibank	SYN SOYBEAN OIL	07/2014	USD	(2,679,600)	87,144	—
Citibank	SYN WHEAT (CBT)	07/2014	USD	1,066,325	—	(148,600)
J.P. Morgan	SYN SWISS MKT IX	06/2014	CHF	16,064,277	711,052	—
Total					3,039,492	(758,202)

Notes to Consolidated Portfolio of Investments

(a)	This security, or a portion of this security, was pledged as collateral for securities sold short. At May 31, 2014 total securities pledged was $64,210,039.
(b)	Non-income producing.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $2,194,156, for long securities and $(487,250), for securities sold short, which represents 0.29% and 0.06% respectively, of net assets.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Variable rate security.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the value of these securities amounted to $31,644,045 or 4.11% of net assets.

(g)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2014 was $334,800, for long securities and $(487,250), for securities sold short, which represents 0.04% and 0.06% respectively, of net assets. Information concerning such security holdings at May 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Osisko Spinco	05-27-2014 - 05-29-2014	-473,138
Reader’s Digest Association, Inc. (The)	5-16-2012	700,637
Senior Secured
02/15/17 9.500%

(h)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2014, the value of these securities amounted to $1,163,345, which represents 0.15% of net assets.

(i)	Zero coupon bond.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	167,785,255	821,099,071	(749,367,723)	239,516,603	150,387	239,516,603

(k)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(l)	At May 31, 2014, cash or short-term securities were designated to cover open put and/or call options on futures written.
(m)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $700,522,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$38,999,000
Unrealized Depreciation	(7,861,000)
Net Unrealized Appreciation	$31,138,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.
(o)

This security, or a portion of this security, has been pledged as collateral in connection with forward foreign currency exchange contracts, options contracts and swaps contracts. These values are denoted within the Investments in Derivatives section of the Consolidated Portfolio of Investments.

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won

MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated February 28, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	54,681,641	—	—	54,681,641
Consumer Staples	23,398,728	—	—	23,398,728
Energy	63,780,398	2,832,780	—	66,613,178
Financials	42,888,620	1,723,440	—	44,612,060
Health Care	36,206,123	943,884	28,849	37,178,856
Industrials	33,755,337	142,142	—	33,897,479
Information Technology	49,067,400	116,194	—	49,183,594
Materials	15,922,794	—	—	15,922,794
Telecommunication Services	5,114,453	465,835	—	5,580,288
Utilities	10,895,459	109,631	—	11,005,090
Common Stocks - Investments Sold Short
Consumer Discretionary	(12,789,193)	—	—	(12,789,193)
Consumer Staples	(8,291,548)	—	—	(8,291,548)
Energy	(2,203,664)	(458,669)	—	(2,662,333)
Financials	(3,364,270)	(1,769,108)	—	(5,133,378)
Health Care	(9,475,340)	—	—	(9,475,340)
Industrials	(8,045,589)	—	—	(8,045,589)
Information Technology	(11,820,130)	—	—	(11,820,130)
Materials	(4,824,401)	—	—	(4,824,401)
Telecommunication Services	(1,107,345)	—	—	(1,107,345)
Utilities	(2,423,119)	—	—	(2,423,119)
Preferred Stocks
Financials	299,854	—	—	299,854
Exchange-Traded Funds - Investments Sold Short	(16,456,596)	—	—	(16,456,596)
Rights
Health Care	31,008	—	—	31,008
Total Equity Securities	255,240,620	4,106,129	28,849	259,375,598

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Media Non-Cable	—	9,027,214	334,800	9,362,014
Pharmaceuticals	—	—	33,965	33,965
All Other Industries	—	58,198,438	—	58,198,438
Corporate Bonds & Notes - Investments Sold Short	—	(3,905,213)	—	(3,905,213)
Convertible Bonds
Metals	—	—	2,989,620	2,989,620
All Other Industries	—	14,269,081	—	14,269,081
Total Bonds	—	77,589,520	3,358,385	80,947,905
Short-Term Securities
Treasury Bills	63,825,562	—	—	63,825,562
Total Short-Term Securities	63,825,562	—	—	63,825,562
Other
Limited Partnerships	276,557	—	—	276,557
Options Purchased Calls	6,249	—	—	6,249
Options Purchased Puts	777,476	—	—	777,476
Total Other	1,060,282	—	—	1,060,282
Mutual Funds
Money Market Funds	248,187,534	—	—	248,187,534
Total Mutual Funds	248,187,534	—	—	248,187,534
Investments in Securities	568,313,998	81,695,649	3,387,234	653,396,881
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	13,436,469	—	13,436,469
Futures Contracts	6,440,889	—	—	6,440,889
Swap Contracts	—	3,039,492	—	3,039,492
Liabilities
Forward Foreign Currency Exchange Contracts	—	(19,061,879)	—	(19,061,879)
Futures Contracts	(912,052)	—	—	(912,052)
Options Contracts Written	—	(488,304)	—	(488,304)
Swap Contracts	—	(758,813)	—	(758,813)
Total	573,842,835	77,862,614	3,387,234	665,092,683

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stock and corporate bonds classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities deemed comparable, the subscription price of the security, closing prices of similar securities from the issuer, and quoted bids from market participants. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain convertible bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	326,430	326,430	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Active Portfolios® Multi-Manager Core Plus Bond Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 36.8%
Aerospace & Defense 0.2%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$128,000	$123,520
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	637,000	676,813
Bombardier, Inc. (a)
Senior Notes
01/15/16	4.250%	95,000	98,681
Senior Unsecured
04/15/19	4.750%	72,000	72,900
03/15/20	7.750%	31,000	35,030
10/15/22	6.000%	83,000	84,453
Embraer SA Senior Unsecured
06/15/22	5.150%	1,750,000	1,887,812
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	124,000	132,060
L-3 Communications Corp.
05/28/24	3.950%	2,540,000	2,580,437
Textron, Inc. Senior Unsecured
03/01/24	4.300%	690,000	717,957
TransDigm, Inc.
12/15/18	7.750%	350,000	376,250
10/15/20	5.500%	11,000	11,055
07/15/21	7.500%	326,000	359,415
TransDigm, Inc. (a)(b)
Senior Subordinated Notes
07/15/22	6.000%	196,000	197,470
07/15/24	6.500%	206,000	209,090
Total			7,562,943
Airlines 1.0%
American Airlines Pass-Through Trust Series 2013-2 Class A (a)
07/15/24	4.950%	7,278,003	7,851,146
Continental Airlines Pass-Through Trust
Pass-Through Certificates
Series 1997-4 Class A
01/02/18	6.900%	693,360	750,562
Series 1999-1 Class A
08/02/20	6.545%	2,151,314	2,409,471
Series 2007-1 Class A
10/19/23	5.983%	2,738,934	3,122,385
Delta Air Lines Pass-Through Trust Pass-Through Certificates
01/02/23	6.718%	3,549,242	4,134,867
JetBlue Airways Pass-Through Trust Pass-Through Certificates Series 2004-2 Class G-2 (c)
05/15/18	0.674%	5,910,000	5,769,637

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Airlines (continued)
Southwest Airlines Co. Senior Unsecured
03/01/17	5.125%	$5,000,000	$5,472,545
U.S. Airways Pass-Through Trust
Pass-Through Certificates
12/03/26	4.625%	4,409,813	4,663,377
Series 2012-1 Class A
04/01/26	5.900%	3,708,395	4,181,216
United Airlines, Inc. Pass-Through Trust Pass-Through Certificates
07/15/18	9.750%	1,802,925	2,068,856
Total			40,424,062
Automotive 1.8%
Affinia Group, Inc.
05/01/21	7.750%	400,000	427,000
Allison Transmission, Inc. (a)
05/15/19	7.125%	341,000	365,723
American Axle & Manufacturing, Inc.
02/15/19	5.125%	64,000	67,200
11/15/19	7.750%	175,000	201,250
03/15/21	6.250%	131,000	139,679
10/15/22	6.625%	325,000	353,438
American Honda Finance Corp. Senior Unsecured (a)
10/01/18	7.625%	2,250,000	2,762,239
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	1,637,000	1,788,422
Daimler Finance North America LLC (a)
01/11/17	2.950%	8,000,000	8,341,360
01/11/18	1.875%	2,000,000	2,020,060
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	104,000	112,320
Exide Technologies Senior Secured (d)
02/01/18	8.625%	75,000	43,500
Ford Motor Co.
Senior Unsecured
08/01/18	6.500%	1,975,000	2,314,305
02/01/29	6.375%	1,845,000	2,209,415
07/16/31	7.450%	1,852,000	2,469,068
01/15/43	4.750%	5,000,000	5,076,095
11/01/46	7.400%	1,215,000	1,650,138
Ford Motor Credit Co. LLC
Senior Unsecured
05/09/16	1.700%	2,500,000	2,537,800
06/15/16	3.984%	3,978,000	4,214,512
01/17/17	1.500%	5,359,000	5,386,792
06/12/17	3.000%	1,600,000	1,670,280
01/15/20	8.125%	940,000	1,198,471
09/20/22	4.250%	1,100,000	1,168,082

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
General Motors Co. (a)
Senior Unsecured
10/02/18	3.500%	$8,494,000	$8,663,880
10/02/23	4.875%	113,000	118,368
Harley-Davidson Financial Services, Inc. (a)
03/15/17	2.700%	1,380,000	1,431,515
Hyundai Capital America Senior Unsecured (a)
08/09/18	2.875%	1,250,000	1,292,756
Hyundai Capital Services, Inc.
Senior Unsecured
09/13/17	3.500%	200,000	210,020
Hyundai Capital Services, Inc. (a)
Senior Unsecured
07/27/16	4.375%	2,000,000	2,134,710
IDQ Holdings, Inc. Senior Secured (a)
04/01/17	11.500%	125,000	137,813
International Automotive Components Group SA Secured (a)
06/01/18	9.125%	250,000	265,625
JB Poindexter & Co., Inc. Senior Unsecured (a)
04/01/22	9.000%	250,000	273,750
Jaguar Land Rover Automotive PLC (a)
05/15/21	8.125%	225,000	253,969
02/01/23	5.625%	42,000	44,100
Lear Corp.
01/15/23	4.750%	500,000	498,750
Metalsa SA de CV (a)
04/24/23	4.900%	150,000	145,500
Nissan Motor Acceptance Corp. Senior Unsecured (a)
09/12/17	1.950%	2,500,000	2,534,352
RCI Banque SA (a)
Senior Unsecured
04/12/16	4.600%	1,120,000	1,188,398
04/03/18	3.500%	4,000,000	4,182,120
Schaeffler Finance BV Senior Secured (a)
05/15/21	4.250%	200,000	198,750
Schaeffler Holding Finance BV Senior Secured PIK (a)
08/15/18	6.875%	400,000	422,500
Stackpole International Intermediate Co. Senior Secured (a)
10/15/21	7.750%	275,000	287,375
Tenedora Nemak SA de CV Senior Unsecured (a)
02/28/23	5.500%	200,000	207,000
UCI International, Inc.
02/15/19	8.625%	525,000	502,687
Total			71,511,087

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking 7.9%
ADIB Capital Invest 1 Ltd. (c)
12/31/49	6.375%	$200,000	$209,200
Abbey National Treasury Services PLC Bank Guaranteed (a)
11/10/14	3.875%	2,375,000	2,410,043
Agromercantil Senior Trust (a)
04/10/19	6.250%	115,000	120,031
Ally Financial, Inc.
01/30/17	2.750%	425,000	431,375
02/15/17	5.500%	225,000	244,406
12/01/17	6.250%	75,000	83,813
09/10/18	4.750%	575,000	610,938
03/15/20	8.000%	313,000	379,513
BB&T Corp. Senior Unsecured
02/01/19	2.250%	1,600,000	1,621,811
BNP Paribas SA (a)(c)
06/29/49	5.186%	3,760,000	3,849,300
Banco BTG Pactual SA Subordinated Notes
09/28/22	5.750%	200,000	194,000
Banco Bradesco SA Subordinated Notes
01/16/21	5.900%	100,000	105,875
Banco Santander SA Senior Unsecured (a)
11/09/22	4.125%	150,000	152,625
Banco de Credito del Peru Subordinated Notes (c)
04/24/27	6.125%	80,000	85,600
Bank of America Corp.
Senior Unsecured
09/01/15	3.700%	5,640,000	5,847,484
01/11/18	2.000%	4,000,000	4,028,136
01/24/22	5.700%	4,800,000	5,569,498
01/11/23	3.300%	6,732,000	6,629,021
Bank of America NA Subordinated Notes (c)
06/15/16	0.513%	3,924,000	3,890,925
Bank of Montreal
Senior Unsecured
04/09/18	1.450%	750,000	745,334
01/25/19	2.375%	5,178,000	5,278,091
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	800,000	926,630
Bank of New York Mellon Corp. (The) (c)
12/29/49	4.500%	6,017,000	5,640,937
Barclays Bank PLC (a)(c)
09/29/49	7.434%	8,532,000	9,811,800
Barclays Bank PLC (c)
12/15/49	6.278%	2,260,000	2,373,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Subordinated Notes
04/10/23	7.750%	$1,326,000	$1,485,120
Capital One Financial Corp. Senior Unsecured
11/21/18	2.150%	1,150,000	1,159,015
Citigroup, Inc.
Senior Unsecured
11/15/16	1.300%	750,000	753,103
01/10/17	4.450%	1,000,000	1,079,792
08/15/17	6.000%	4,000,000	4,535,908
05/15/18	6.125%	1,250,000	1,445,920
09/26/18	2.500%	5,250,000	5,369,721
08/09/20	5.375%	10,000,000	11,459,450
Subordinated Notes
09/13/25	5.500%	2,315,000	2,559,418
08/25/36	6.125%	2,365,000	2,701,033
Citigroup, Inc. (c)
04/29/49	5.350%	2,515,000	2,401,825
Senior Unsecured
07/25/16	1.189%	3,000,000	3,030,078
05/15/18	1.924%	2,275,000	2,360,440
Citizens Financial Group, Inc. Subordinated Notes (a)
09/28/22	4.150%	2,000,000	2,012,892
Comerica, Inc. Senior Unsecured
05/23/19	2.125%	645,000	647,322
Commonwealth Bank of Australia Senior Unsecured (a)
10/15/14	3.750%	1,000,000	1,012,983
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)(c)
12/31/49	11.000%	1,535,000	2,058,895
Corpbanca SA Senior Unsecured
01/15/18	3.125%	200,000	199,777
Credit Agricole SA (a)(c)
12/31/49	8.375%	1,763,000	2,071,525
Credit Suisse (c)
04/10/15	0.467%	2,000,000	2,001,472
08/24/15	0.547%	8,000,000	7,995,184
Discover Bank Senior Unsecured
02/21/18	2.000%	680,000	685,168
Discover Financial Services
Senior Unsecured
04/27/22	5.200%	2,187,000	2,422,868
11/21/22	3.850%	2,503,000	2,543,301
Fifth Third Bancorp Senior Unsecured
03/01/19	2.300%	310,000	311,674
Finansbank AS (a)
Senior Unsecured
11/01/17	5.150%	200,000	201,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
04/30/19	6.250%	$200,000	$205,072
Goldman Sachs Group, Inc. (The)
Senior Unsecured
05/03/15	3.300%	1,670,000	1,711,027
01/18/18	5.950%	4,000,000	4,558,752
04/01/18	6.150%	4,810,000	5,532,308
07/19/18	2.900%	2,200,000	2,272,195
01/24/22	5.750%	2,500,000	2,892,712
Goldman Sachs Group, Inc. (The) (c)
Senior Unsecured
11/29/23	1.830%	1,675,000	1,709,335
Grupo Aval Ltd.
02/01/17	5.250%	200,000	213,000
HBOS PLC (a)
Subordinated Notes
05/21/18	6.750%	9,447,000	10,903,964
11/01/33	6.000%	5,600,000	6,096,776
HSBC USA, Inc.
Senior Unsecured
01/16/18	1.625%	6,000,000	6,024,738
Subordinated Notes
09/27/20	5.000%	1,985,000	2,198,806
ICICI Bank Ltd.
Senior Unsecured
11/25/16	4.750%	200,000	212,129
11/16/20	5.750%	200,000	220,829
JPMorgan Chase & Co.
Senior Unsecured
01/15/18	6.000%	1,400,000	1,609,726
04/23/19	6.300%	5,000,000	5,932,575
10/15/20	4.250%	2,000,000	2,174,326
01/24/22	4.500%	1,000,000	1,093,317
01/25/23	3.200%	1,845,000	1,828,818
Subordinated Notes
05/01/23	3.375%	1,000,000	977,197
JPMorgan Chase & Co. (c)
12/29/49	5.150%	6,546,000	6,251,430
JPMorgan Chase Bank NA
Subordinated Notes
10/01/17	6.000%	2,605,000	2,969,398
JPMorgan Chase Bank NA (c)
Subordinated Notes
06/13/16	0.563%	1,500,000	1,494,297
JPMorgan Chase Capital XXI (c)
02/02/37	1.173%	30,775,000	25,312,437
JPMorgan Chase Capital XXIII (c)
05/15/47	1.224%	7,160,000	5,656,400
Lloyds Banking Group PLC (a)(c)
11/29/49	6.267%	1,031,000	1,051,620
12/31/49	6.413%	2,032,000	2,204,720
12/31/49	6.657%	4,297,000	4,705,215
M&T Bank Corp.
12/31/49	6.875%	5,834,000	5,876,536

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Macquarie Bank Ltd. Subordinated Notes (a)
04/07/21	6.625%	$1,860,000	$2,145,118
Manufacturers and Traders Trust Co. Senior Unsecured (c)
01/30/17	0.600%	700,000	701,777
Mellon Capital IV (c)
06/29/49	4.000%	250,000	219,375
Morgan Stanley
Senior Unsecured
03/22/17	4.750%	4,000,000	4,364,564
08/28/17	6.250%	1,600,000	1,829,254
07/24/42	6.375%	6,300,000	7,945,459
National Australia Bank Ltd.
Senior Unsecured
08/07/15	1.600%	1,250,000	1,267,741
03/09/17	2.750%	2,500,000	2,611,432
Natixis (a)(c)
12/31/49	10.000%	1,805,000	2,143,437
PNC Financial Services Group, Inc. (The) (c)
05/29/49	4.447%	4,809,000	4,818,618
PNC Funding Corp.
09/19/16	2.700%	2,800,000	2,916,964
Rabobank Capital Funding Trust III (a)(c)
12/31/49	5.254%	1,765,000	1,862,075
Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	7,000,000	7,149,625
Royal Bank of Scotland PLC (The) Subordinated Notes (c)
03/16/22	9.500%	2,115,000	2,487,769
Santander Holdings USA, Inc. Senior Unsecured
08/27/18	3.450%	6,029,000	6,362,398
State Street Capital Trust IV (c)
06/01/67	1.233%	2,487,000	2,076,645
State Street Corp.
03/15/18	4.956%	6,115,000	6,746,985
SunTrust Banks, Inc. Senior Unsecured
05/01/19	2.500%	1,770,000	1,788,723
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	131,000	149,995
Turkiye Garanti Bankasi AS Senior Unsecured (a)
09/13/22	5.250%	200,000	203,100
Turkiye Is Bankasi Senior Unsecured (a)
04/21/19	5.500%	200,000	207,003

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Turkiye Vakiflar Bankasi Tao Senior Unsecured (a)
10/31/18	5.000%	$200,000	$201,855
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	1,905,000	1,876,899
UBS Preferred Funding Trust V (c)
05/29/49	6.243%	1,495,000	1,594,044
Union Bank NA
Senior Unsecured
09/26/18	2.625%	1,925,000	1,975,583
05/06/19	2.250%	825,000	832,668
Vesey Street Investment Trust 1 (c)
09/01/16	4.404%	480,000	513,422
Wachovia Capital Trust III (c)
03/29/49	5.570%	4,075,000	3,973,125
Wells Fargo & Co. (c)
12/31/49	5.900%	7,195,000	7,554,750
Wells Fargo Capital X
12/15/36	5.950%	1,730,000	1,760,275
Westpac Banking Corp. Senior Unsecured
11/19/19	4.875%	1,200,000	1,353,226
Zenith Bank PLC Senior Unsecured (a)
04/22/19	6.250%	200,000	198,499
Total			321,466,628
Brokerage 0.4%
Bank of America Corp. Subordinated Notes
05/02/17	5.700%	2,120,000	2,352,305
Cantor Fitzgerald LP (a)
10/15/19	7.875%	1,600,000	1,706,000
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	186,000	202,043
Janus Capital Group, Inc. Senior Unsecured
06/15/17	6.700%	1,000,000	1,130,021
Jefferies Group LLC
Senior Unsecured
07/15/19	8.500%	2,800,000	3,488,666
01/20/23	5.125%	1,000,000	1,068,020
01/20/43	6.500%	600,000	652,675
Neuberger Berman Group LLC/Finance Corp. Senior Unsecured (a)
03/15/22	5.875%	300,000	318,750
Nuveen Investments, Inc. Senior Unsecured (a)
10/15/20	9.500%	455,000	540,312

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage (continued)
Raymond James Financial, Inc. Senior Unsecured
04/15/16	4.250%	$3,345,000	$3,543,429
TD Ameritrade Holding Corp.
12/01/14	4.150%	1,000,000	1,018,490
Total			16,020,711
Building Materials 0.2%
Allegion US Holding Co., Inc. (a)
10/01/21	5.750%	213,000	225,247
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	320,000	330,400
Building Materials Corp. of America (a)
03/15/20	7.500%	300,000	320,250
CPG Merger Sub LLC (a)
10/01/21	8.000%	250,000	262,500
Cemex Espana SA Senior Secured (a)
04/30/19	9.875%	1,000,000	1,153,000
Gibraltar Industries, Inc.
02/01/21	6.250%	56,000	58,940
HD Supply, Inc.
07/15/20	7.500%	85,000	92,225
Secured
04/15/20	11.000%	105,000	124,163
Masco Corp.
Senior Unsecured
04/15/18	6.625%	600,000	675,000
03/15/22	5.950%	3,000,000	3,296,250
Masonite International Corp. (a)
04/15/21	8.250%	250,000	272,500
Nortek, Inc.
12/01/18	10.000%	32,000	34,720
04/15/21	8.500%	816,000	899,640
Odebrecht Finance Ltd. (a)
06/26/22	5.125%	300,000	317,625
12/31/49	7.500%	100,000	104,000
Ply Gem Industries, Inc. (a)
02/01/22	6.500%	200,000	196,000
RSI Home Products, Inc. Secured (a)
03/01/18	6.875%	150,000	161,062
Rearden G Holdings EINS GmbH (a)
03/30/20	7.875%	125,000	133,125
Roofing Supply Group LLC/Finance, Inc. (a)
06/01/20	10.000%	250,000	266,875
USG Corp. (a)
11/01/21	5.875%	83,000	87,980
Total			9,011,502

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals 0.3%
Ashland, Inc.
08/15/22	4.750%	$300,000	$299,250
Senior Unsecured
04/15/18	3.875%	50,000	51,375
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	557,000	610,054
Axiell Corp. (a)
05/15/23	4.875%	50,000	49,625
Braskem Finance Ltd.
04/15/21	5.750%	400,000	417,000
Celanese U.S. Holdings LLC
06/15/21	5.875%	116,000	128,035
Dow Chemical Co. (The) Senior Unsecured
05/15/19	8.550%	500,000	644,862
Eagle Spinco, Inc. (a)
02/15/21	4.625%	225,000	225,000
Hexion U.S. Finance Corp./Nova Scotia ULC
Secured
11/15/20	9.000%	125,000	125,000
Senior Secured
02/01/18	8.875%	575,000	599,438
Huntsman International LLC
11/15/20	4.875%	90,000	92,700
INEOS Group Holdings SA (a)
02/15/19	5.875%	115,000	117,156
Incitec Pivot Finance LLC (a)
12/10/19	6.000%	1,000,000	1,127,778
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	213,000	243,353
LYB International Finance BV
03/15/44	4.875%	1,480,000	1,549,711
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	3,149,000	3,549,291
NOVA Chemicals Corp. Senior Unsecured (a)
08/01/23	5.250%	72,000	77,580
OCP SA (a)
Senior Unsecured
04/25/24	5.625%	200,000	208,006
04/25/44	6.875%	200,000	208,500
PQ Corp. Secured (a)
05/01/18	8.750%	276,000	301,185
Total			10,624,899

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery 0.1%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	$53,000	$57,638
CNH Industrial Capital LLC
04/15/18	3.625%	104,000	106,600
Case New Holland Industrial, Inc.
12/01/17	7.875%	205,000	240,875
Caterpillar Financial Services Corp. Senior Unsecured
11/25/16	1.000%	1,500,000	1,507,777
Caterpillar, Inc. Senior Unsecured
06/26/22	2.600%	1,675,000	1,632,348
Columbus McKinnon Corp.
02/01/19	7.875%	113,000	120,769
Jurassic Holdings III, Inc. Secured (a)
02/15/21	6.875%	100,000	102,500
United Rentals North America, Inc.
09/15/20	8.375%	525,000	580,125
04/15/22	7.625%	103,000	116,776
06/15/23	6.125%	101,000	108,575
11/15/24	5.750%	89,000	92,115
Secured
07/15/18	5.750%	139,000	148,382
Total			4,814,480
Consumer Cyclical Services 0.2%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	85,000	77,988
APX Group, Inc.
12/01/20	8.750%	88,000	89,760
Senior Secured
12/01/19	6.375%	188,000	192,700
Amazon.com, Inc. Senior Unsecured
11/29/22	2.500%	2,975,000	2,813,383
Expedia, Inc.
08/15/20	5.950%	1,380,000	1,540,168
Garda World Security Corp. (a)
11/15/21	7.250%	125,000	131,406
11/15/21	7.250%	250,000	262,862
Monitronics International, Inc.
04/01/20	9.125%	138,000	147,315
Service Corp. International Senior Unsecured
01/15/22	5.375%	60,000	61,950
ServiceMaster Co. (The)
02/15/20	8.000%	775,000	834,094
08/15/20	7.000%	200,000	211,000
Total			6,362,626

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products 0.1%
FGI Operating Co. LLC/Finance, Inc. Secured
05/01/20	7.875%	$150,000	$159,750
First Quality Finance Co., Inc. Senior Unsecured (a)
05/15/21	4.625%	225,000	211,500
Hasbro, Inc. Senior Unsecured
05/15/44	5.100%	1,375,000	1,408,269
PC Nextco Holdings LLC/Finance, Inc. Senior Unsecured (a)
08/15/19	8.750%	425,000	437,750
Party City Holdings, Inc.
08/01/20	8.875%	400,000	444,000
Prestige Brands, Inc. Senior Unsecured (a)
12/15/21	5.375%	300,000	307,125
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	601,000	656,593
Spectrum Brands, Inc.
03/15/20	6.750%	354,000	380,550
11/15/20	6.375%	92,000	99,820
11/15/22	6.625%	250,000	273,750
Springs Window Fashions LLC Senior Secured (a)
06/01/21	6.250%	407,000	411,070
Tempur Sealy International, Inc.
12/15/20	6.875%	46,000	50,370
Total			4,840,547
Diversified Manufacturing 0.3%
ABB Finance U.S.A., Inc.
05/08/22	2.875%	630,000	626,796
Amsted Industries, Inc. (a)
03/15/22	5.000%	95,000	95,238
Apex Tool Group LLC (a)
02/01/21	7.000%	100,000	93,750
Dynacast International LLC/Finance, Inc. Secured
07/15/19	9.250%	175,000	193,375
Entegris, Inc. (a)
04/01/22	6.000%	351,000	352,755
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	517,000	538,973
General Electric Co.
Senior Unsecured
10/09/42	4.125%	4,414,000	4,357,130
03/11/44	4.500%	1,275,000	1,334,470

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Hamilton Sundstrand Corp. Senior Unsecured (a)
12/15/20	7.750%	$643,000	$692,832
Hutchison Whampoa International Ltd. (c)
12/31/49	6.000%	100,000	107,625
Mcron Finance Sub LLC/Corp. Senior Secured (a)
05/15/19	8.375%	260,000	286,650
Metalloinvest Finance Ltd. (a)
04/17/20	5.625%	1,500,000	1,432,500
Rexel SA (a)
Senior Unsecured
12/15/19	6.125%	350,000	374,500
06/15/20	5.250%	250,000	260,000
Valmont Industries, Inc.
04/20/20	6.625%	1,065,000	1,269,322
WESCO Distribution, Inc. (a)
12/15/21	5.375%	300,000	307,500
Total			12,323,416
Electric 2.3%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	65,000	74,750
Alabama Power Co.
Senior Unsecured
03/15/41	5.500%	2,907,000	3,536,104
01/15/42	4.100%	1,209,000	1,210,363
American Electric Power Co., Inc. Senior Unsecured
12/15/22	2.950%	750,000	731,860
American Transmission Systems, Inc. Senior Unsecured (a)
01/15/22	5.250%	2,200,000	2,415,624
Appalachian Power Co. Senior Unsecured
01/15/20	7.950%	1,000,000	1,285,745
CMS Energy Corp. Senior Unsecured
02/15/18	5.050%	4,178,000	4,667,935
Calpine Corp. (a)
Senior Secured
01/15/22	6.000%	185,000	198,413
01/15/24	5.875%	75,000	78,563
Commonwealth Edison Co. 1st Mortgage
03/15/36	5.900%	1,125,000	1,414,218
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/18	5.850%	3,000,000	3,461,826

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
DPL, Inc. Senior Unsecured
10/15/21	7.250%	$4,110,000	$4,407,975
Dominion Resources, Inc. Senior Unsecured
01/15/19	8.875%	800,000	1,029,086
Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%	2,073,000	2,040,777
Duke Energy Ohio, Inc. 1st Mortgage
09/01/23	3.800%	9,000	9,549
Duke Energy Progress, Inc. 1st Mortgage
03/30/44	4.375%	1,195,000	1,248,425
Duquesne Light Holdings, Inc. Senior Unsecured (a)
09/15/20	6.400%	3,000,000	3,550,116
Enel Finance International NV (a)
10/07/14	3.875%	630,000	636,674
Entergy Mississippi, Inc.
07/01/23	3.100%	2,000,000	1,995,698
Exelon Generation Co. LLC Senior Unsecured
10/01/41	5.750%	2,000,000	2,237,160
FirstEnergy Corp.
Senior Unsecured
03/15/18	2.750%	1,616,000	1,634,697
11/15/31	7.375%	3,220,000	3,790,236
FirstEnergy Transmission LLC Senior Unsecured (a)
01/15/25	4.350%	3,155,000	3,190,210
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	436,000	470,042
Inkia Energy Ltd. Senior Unsecured
04/04/21	8.375%	300,000	333,750
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	3,130,000	3,341,275
Jersey Central Power & Light Co. Senior Unsecured (a)
04/01/24	4.700%	500,000	540,540
MidAmerican Energy Co.
1st Mortgage
10/15/24	3.500%	1,540,000	1,586,291
10/15/44	4.400%	2,810,000	2,929,001
NRG Energy, Inc.
03/15/23	6.625%	150,000	160,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
NRG Energy, Inc. (a)
07/15/22	6.250%	$241,000	$254,556
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	2,500,000	3,387,102
Nevada Power Co.
05/15/18	6.500%	2,486,000	2,935,775
NextEra Energy Capital Holdings, Inc.
06/15/23	3.625%	3,000,000	3,038,733
Niagara Mohawk Power Corp. Senior Unsecured (a)
08/15/19	4.881%	910,000	1,024,059
Nrg Energy, Inc. (a)
05/01/24	6.250%	350,000	362,250
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	5,592,000	6,518,645
PPL Capital Funding, Inc.
06/01/18	1.900%	1,675,000	1,675,814
06/15/22	4.200%	2,248,000	2,406,529
06/01/23	3.400%	3,322,000	3,330,381
03/15/24	3.950%	1,200,000	1,251,706
PSEG Power LLC
11/15/18	2.450%	840,000	853,947
Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	2,806,000	2,813,141
01/15/40	5.400%	420,000	483,918
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	435,000	462,572
TransAlta Corp. Senior Unsecured (b)
06/03/17	1.900%	3,470,000	3,481,326
Tucson Electric Power Co. Senior Unsecured
03/15/23	3.850%	3,100,000	3,121,207
UIL Holdings Corp. Senior Unsecured
10/01/20	4.625%	300,000	317,115
Virginia Electric and Power Co. Senior Unsecured
06/30/19	5.000%	1,280,000	1,454,575
Total			93,380,379
Entertainment 0.2%
AMC Entertainment, Inc.
12/01/20	9.750%	23,000	26,335
Activision Blizzard, Inc. (a)
09/15/21	5.625%	370,000	398,675
09/15/23	6.125%	147,000	162,067
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	452,000	463,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)(b)
06/01/24	5.375%	$44,000	$44,385
Cinemark USA, Inc.
12/15/22	5.125%	82,000	83,128
Regal Entertainment Group Senior Unsecured
03/15/22	5.750%	150,000	154,875
Six Flags Entertainment Corp. (a)
01/15/21	5.250%	400,000	408,000
Time Warner, Inc.
03/29/41	6.250%	2,280,000	2,786,256
Time, Inc. (a)
04/15/22	5.750%	175,000	175,000
Viacom, Inc.
Senior Unsecured
04/01/17	3.500%	1,500,000	1,597,788
04/01/19	2.200%	455,000	457,367
09/01/23	4.250%	500,000	527,239
Walt Disney Co. (The) Senior Unsecured (b)
05/30/19	1.850%	1,500,000	1,496,640
Total			8,781,055
Food and Beverage 0.7%
Ajecorp BV (a)
05/14/22	6.500%	200,000	187,000
Aramark Services, Inc.
03/15/20	5.750%	831,000	883,976
B&G Foods, Inc.
06/01/21	4.625%	125,000	124,375
Big Heart Pet Brands
02/15/19	7.625%	571,000	594,554
Campbell Soup Co.
Senior Unsecured
08/02/22	2.500%	1,651,000	1,557,456
08/02/42	3.800%	1,954,000	1,704,888
Coca-Cola Co. (The) Senior Unsecured
11/01/23	3.200%	2,825,000	2,860,024
Coca-Cola Femsa SAB de CV
11/26/18	2.375%	1,000,000	1,015,241
ConAgra Foods, Inc.
Senior Unsecured
01/25/23	3.200%	2,460,000	2,404,010
10/01/28	7.000%	1,276,000	1,616,710
08/15/39	6.625%	1,000,000	1,252,573
Constellation Brands, Inc. Senior Unsecured
05/01/23	4.250%	225,000	224,438

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Corporacion Lindley SA Senior Unsecured (a)
04/12/23	4.625%	$150,000	$146,063
Darling Ingredients, Inc. (a)
01/15/22	5.375%	235,000	244,400
Diamond Foods, Inc. (a)
03/15/19	7.000%	30,000	31,275
Fomento Economico Mexicano SAB de CV Senior Unsecured
05/10/43	4.375%	200,000	186,152
Gruma SAB de CV Senior Unsecured
12/31/49	7.750%	40,000	40,500
Grupo Bimbo SAB de CV (a)
01/25/22	4.500%	1,940,000	2,048,068
HJ Heinz Co. Secured (a)
10/15/20	4.250%	775,000	775,000
Hearthside Group Holdings LLC/Finance Co. (a)
05/01/22	6.500%	300,000	302,250
Heineken NV Senior Unsecured (a)
10/01/42	4.000%	690,000	645,211
JBS Investments GmbH (a)
10/28/20	7.750%	200,000	214,690
Marfrig Overseas Ltd.
05/04/20	9.500%	100,000	107,600
Michael Foods Group, Inc.
07/15/18	9.750%	300,000	317,700
Michael Foods Holding, Inc. Senior Unsecured (a)
07/15/18	8.500%	675,000	700,312
PepsiCo, Inc. Senior Unsecured
03/01/24	3.600%	2,000,000	2,055,566
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	610,000	617,625
Post Holdings, Inc. (a)(b)
12/15/22	6.000%	76,000	76,665
Shearer’s Foods, Inc. LLC Senior Secured (a)
11/01/19	9.000%	175,000	192,500
Smithfield Foods, Inc.
Senior Unsecured
08/15/22	6.625%	150,000	164,438
Smithfield Foods, Inc. (a)
Senior Unsecured
08/01/18	5.250%	50,000	52,375
08/01/21	5.875%	425,000	451,562

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
TreeHouse Foods, Inc.
03/15/22	4.875%	$50,000	$50,938
Tyson Foods, Inc.
06/15/22	4.500%	2,000,000	2,103,612
Wm. Wrigley Jr., Co. (a)
Senior Unsecured
10/21/16	1.400%	980,000	989,010
10/21/18	2.400%	655,000	668,253
Total			27,607,010
Foreign Agencies 0.1%
Brazil Minas SPE via State of Minas Gerais (a)
02/15/28	5.333%	1,200,000	1,200,829
CNOOC Nexen Finance ULC
04/30/24	4.250%	980,000	1,006,963
Dubai Electricity & Water Authority Senior Unsecured (a)
10/21/20	7.375%	350,000	429,625
Hrvatska Elektroprivreda Senior Unsecured (a)
11/09/17	6.000%	1,500,000	1,593,924
KazAgro National Management Holding JSC Senior Unsecured (a)
05/24/23	4.625%	200,000	198,197
Petroleos Mexicanos U.S. Government Guaranteed
12/20/22	1.700%	922,500	870,107
Vnesheconombank Via VEB Finance PLC Senior Unsecured
07/05/22	6.025%	200,000	203,500
Total			5,503,145
Gaming 0.1%
Chester Downs & Marina LLC/Finance Corp. Senior Secured (a)
02/01/20	9.250%	275,000	271,563
Churchill Downs, Inc. (a)
12/15/21	5.375%	100,000	102,500
GLP Capital LP/Financing II Inc. (a)
11/01/20	4.875%	225,000	232,875
11/01/23	5.375%	238,000	246,925
MGM Resorts International
03/01/18	11.375%	151,000	195,168
03/31/20	5.250%	500,000	519,375
10/01/20	6.750%	31,000	34,371
Mohegan Tribal Gaming Authority
09/01/21	9.750%	400,000	432,000
PNK Finance Corp. (a)
08/01/21	6.375%	580,000	610,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Penn National Gaming, Inc. Senior Unsecured (a)
11/01/21	5.875%	$388,000	$368,600
Pinnacle Entertainment, Inc.
04/15/21	7.500%	125,000	135,156
04/01/22	7.750%	175,000	189,875
Rivers Pittsburgh Borrower LP/Finance Corp. Senior Secured (a)
06/15/19	9.500%	256,000	278,400
Seminole Hard Rock Entertainment Inc./International LLC (a)
05/15/21	5.875%	450,000	450,000
Seminole Tribe of Florida, Inc. Senior Secured (a)
10/01/20	6.535%	165,000	183,975
Seneca Gaming Corp. (a)
12/01/18	8.250%	130,000	138,450
Station Casinos LLC
03/01/21	7.500%	400,000	434,000
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	99,000	54,945
Wynn Macau Ltd. Senior Unsecured (a)
10/15/21	5.250%	204,000	209,610
Total			5,088,238
Gas Distributors 0.1%
National Fuel Gas Co. Senior Unsecured
03/01/23	3.750%	730,000	724,207
Sempra Energy
Senior Unsecured
06/01/16	6.500%	1,275,000	1,415,139
02/15/19	9.800%	1,000,000	1,340,136
12/01/23	4.050%	1,066,000	1,126,488
Suburban Propane Partners LP/Energy Finance Corp. Senior Unsecured
08/01/21	7.375%	386,000	424,600
Total			5,030,570
Gas Pipelines 1.9%
Access Midstream Partners LP/Finance Corp.
07/15/22	6.125%	325,000	354,250
05/15/23	4.875%	366,000	382,470
03/15/24	4.875%	3,130,000	3,278,675
Crestwood Midstream Partners LP/Corp. (a)
03/01/22	6.125%	154,000	161,315
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	125,000	130,313

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
DCP Midstream LLC (a)(c)
05/21/43	5.850%	$3,160,000	$2,986,200
El Paso LLC
09/15/20	6.500%	825,000	922,010
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	3,825,000	4,167,490
Energy Transfer Equity LP
Senior Secured
10/15/20	7.500%	425,000	491,938
01/15/24	5.875%	50,000	51,625
Energy Transfer Equity LP (a)
Senior Secured
01/15/24	5.875%	100,000	103,500
Energy Transfer Partners LP Senior Unsecured
02/01/24	4.900%	4,950,000	5,313,587
Enterprise Products Operating LLC
03/15/23	3.350%	2,115,000	2,121,662
02/01/41	5.950%	1,733,000	2,077,224
02/15/42	5.700%	980,000	1,138,770
Florida Gas Transmission Co. LLC Senior Unsecured (a)
07/15/22	3.875%	2,250,000	2,309,532
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	351,000	383,468
05/15/22	5.500%	113,000	114,413
Holly Energy Partners LP/Finance Corp.
03/01/20	6.500%	325,000	346,938
Kinder Morgan Energy Partners LP
Senior Unsecured
03/01/21	3.500%	3,845,000	3,897,519
09/01/22	3.950%	7,750,000	7,895,157
01/15/38	6.950%	1,085,000	1,342,626
09/01/39	6.500%	1,292,000	1,529,952
Kinder Morgan, Inc. Senior Unsecured (a)
11/15/23	5.625%	50,000	50,422
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	317,000	341,964
02/15/23	5.500%	164,000	171,380
07/15/23	4.500%	46,000	45,195
NiSource Finance Corp.
02/15/23	3.850%	1,750,000	1,794,803
12/15/40	6.250%	1,625,000	1,961,677
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	59,000	63,573
04/15/23	5.500%	196,000	200,410
11/01/23	4.500%	434,000	413,385
Ruby Pipeline LLC Senior Unsecured (a)
04/01/22	6.000%	4,000,000	4,522,116
Sabine Pass Liquefaction LLC
Senior Secured
02/01/21	5.625%	687,000	719,632

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Sabine Pass Liquefaction LLC (a)
Senior Secured
05/15/24	5.750%	$100,000	$102,750
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	1,405,000	1,506,435
Southern Natural Gas Co. LLC
Senior Unsecured
02/15/31	7.350%	2,910,000	3,695,848
03/01/32	8.000%	1,290,000	1,759,671
Spectra Energy Capital LLC
02/15/32	6.750%	1,740,000	1,996,119
Tennessee Gas Pipeline Co. LLC
Senior Unsecured
06/15/32	8.375%	3,465,000	4,842,216
04/01/37	7.625%	550,000	744,884
Tesoro Logistics LP/ Finance Corp.
10/15/21	6.125%	300,000	316,500
Tesoro Logistics LP/Finance Corp. (a)
10/01/20	5.875%	125,000	130,625
Texas Eastern Transmission LP Senior Unsecured (a)
10/15/22	2.800%	3,350,000	3,184,148
TransCanada PipeLines Ltd. (c)
05/15/67	6.350%	2,168,000	2,254,720
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	2,020,000	2,035,154
Williams Companies, Inc. (The) Senior Unsecured
01/15/31	7.500%	850,000	988,448
Williams Partners LP
Senior Unsecured
11/15/20	4.125%	1,000,000	1,068,074
04/15/40	6.300%	1,145,000	1,364,697
Total			77,775,480
Health Care 1.1%
Barnabas Health, Inc. Secured
07/01/28	4.000%	4,000,000	3,615,203
Biomet, Inc.
08/01/20	6.500%	31,000	33,635
10/01/20	6.500%	725,000	779,375
CHS/Community Health Systems, Inc.
11/15/19	8.000%	121,000	132,798
Senior Secured
08/15/18	5.125%	128,000	134,560
CHS/Community Health Systems, Inc. (a)
02/01/22	6.875%	597,000	628,342
Senior Secured
08/01/21	5.125%	131,000	132,965

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Catamaran Corp.
03/15/21	4.750%	$83,000	$84,245
Catholic Health Initiatives
08/01/23	4.200%	3,100,000	3,217,589
Secured
11/01/22	2.950%	2,500,000	2,420,556
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	75,000	76,688
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	148,000	161,690
Crimson Merger Sub, Inc. Senior Unsecured (a)
05/15/22	6.625%	575,000	570,688
DJO Finance LLC/Corp.
04/15/18	7.750%	400,000	418,000
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	477,000	510,986
Emdeon, Inc.
12/31/19	11.000%	363,000	417,904
Envision Healthcare Corp.
06/01/19	8.125%	406,000	431,375
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	87,000	94,939
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	115,000	130,094
HCA Holdings, Inc. Senior Unsecured
05/15/21	7.750%	650,000	715,812
HCA, Inc.
02/15/22	7.500%	498,000	573,945
05/01/23	5.875%	53,000	54,855
Senior Secured
03/15/19	3.750%	214,000	217,745
02/15/20	6.500%	148,000	168,165
09/15/20	7.250%	3,712,000	3,995,040
03/15/22	5.875%	1,000,000	1,088,750
Hologic, Inc.
08/01/20	6.250%	250,000	265,625
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	350,000	373,188
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	126,000	132,930
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	64,000	72,880

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Laboratory Corp. of America Holdings Senior Unsecured
08/23/22	3.750%	$1,000,000	$1,014,656
LifePoint Hospitals, Inc. (a)
12/01/21	5.500%	427,000	448,350
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	551,000	571,662
McKesson Corp. Senior Unsecured
12/15/22	2.700%	3,590,000	3,447,222
NYU Hospitals Center Secured
07/01/42	4.428%	4,000,000	3,769,992
North Shore-Long Island Jewish Health Care, Inc. Secured
11/01/42	4.800%	6,365,000	6,216,392
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	87,000	96,801
STHI Holding Corp. Secured (a)
03/15/18	8.000%	203,000	215,688
Stryker Corp. Senior Unsecured
04/01/18	1.300%	800,000	790,618
Sutter Health
08/15/53	2.286%	2,300,000	2,286,683
Teleflex, Inc. (a)
06/15/24	5.250%	60,000	60,825
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	4,000	4,050
10/01/20	6.000%	77,000	82,775
04/01/21	4.500%	765,000	759,262
Senior Unsecured
04/01/22	8.125%	652,000	741,650
Truven Health Analytics, Inc.
06/01/20	10.625%	300,000	333,000
United Surgical Partners International, Inc.
04/01/20	9.000%	375,000	415,313
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	250,000	263,125
VWR Funding, Inc.
09/15/17	7.250%	575,000	610,937
Total			43,779,568

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance 0.1%
Centene Corp. Senior Unsecured
05/15/22	4.750%	$57,000	$57,713
UnitedHealth Group, Inc. Senior Unsecured
11/15/17	6.000%	2,383,000	2,702,567
WellPoint, Inc. Senior Unsecured
01/15/23	3.300%	1,435,000	1,430,996
Total			4,191,276
Home Construction —%
Brookfield Residential Properties, Inc./U.S. Corp. (a)
07/01/22	6.125%	50,000	51,625
China Overseas Finance (Cayman) V Ltd.
11/15/22	3.950%	200,000	185,968
KB Home
05/15/19	4.750%	64,000	64,160
Meritage Homes Corp.
03/01/18	4.500%	86,000	87,935
04/15/20	7.150%	33,000	36,630
04/01/22	7.000%	50,000	54,875
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	70,000	76,475
Standard Pacific Corp.
12/15/21	6.250%	72,000	77,220
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	129,000	141,577
04/15/21	5.250%	6,000	6,060
03/01/24	5.625%	56,000	55,160
Total			837,685
Independent Energy 1.1%
Afren PLC Senior Secured (a)
12/09/20	6.625%	200,000	204,165
Alliance Oil Co., Ltd. (a)
05/04/20	7.000%	200,000	184,500
Anadarko Petroleum Corp.
Senior Unsecured
09/15/17	6.375%	1,255,000	1,449,328
03/15/40	6.200%	760,000	943,382
Antero Resources Corp. (a)
12/01/22	5.125%	163,000	167,482
Antero Resources Finance Corp.
12/01/20	6.000%	325,000	347,344
11/01/21	5.375%	154,000	160,352
Approach Resources, Inc.
06/15/21	7.000%	375,000	383,906
Athlon Holdings LP/Finance Corp. (a)
04/15/21	7.375%	513,000	556,605

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
05/01/22	6.000%	$106,000	$108,385
Aurora U.S.A. Oil & Gas, Inc. (a)
04/01/20	7.500%	190,000	214,700
BreitBurn Energy Partners LP/Finance Corp.
04/15/22	7.875%	300,000	322,500
Canadian Natural Resources Ltd. Senior Unsecured
12/01/14	4.900%	2,000,000	2,044,252
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	125,000	132,813
09/15/20	7.500%	375,000	410,625
Chaparral Energy, Inc.
10/01/20	9.875%	325,000	367,250
11/15/22	7.625%	125,000	133,281
Chesapeake Energy Corp.
08/15/20	6.625%	175,000	201,687
11/15/20	6.875%	125,000	145,312
02/15/21	6.125%	430,000	483,212
04/15/22	4.875%	1,055,000	1,093,244
03/15/23	5.750%	430,000	479,450
Cimarex Energy Co. (b)
06/01/24	4.375%	3,416,000	3,475,780
Comstock Resources, Inc.
06/15/20	9.500%	112,000	127,680
Concho Resources, Inc.
01/15/21	7.000%	444,000	491,730
04/01/23	5.500%	4,223,000	4,518,610
Conoco Funding Co.
10/15/31	7.250%	2,000,000	2,835,228
Continental Resources, Inc.
04/01/21	7.125%	301,000	340,970
09/15/22	5.000%	1,255,000	1,360,106
EOG Resources, Inc. Senior Unsecured
03/15/23	2.625%	1,195,000	1,157,255
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	39,000	43,729
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	108,000	123,660
EXCO Resources, Inc.
04/15/22	8.500%	67,000	69,178
EnCana Corp. Senior Unsecured
11/15/21	3.900%	1,095,000	1,159,029
Energy XXI Gulf Coast, Inc.
12/15/17	9.250%	175,000	188,344
12/15/21	7.500%	350,000	371,875
Energy XXI Gulf Coast, Inc. (a)
03/15/24	6.875%	50,000	50,813
Halcon Resources Corp.
07/15/20	9.750%	51,000	55,845
05/15/21	8.875%	104,000	110,760

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Hess Corp.
Senior Unsecured
02/15/19	8.125%	$760,000	$960,818
10/01/29	7.875%	970,000	1,327,310
08/15/31	7.300%	591,000	778,905
02/15/41	5.600%	2,000,000	2,297,508
Kodiak Oil & Gas Corp.
12/01/19	8.125%	7,000	7,770
01/15/21	5.500%	184,000	189,980
02/01/22	5.500%	529,000	540,902
Laredo Petroleum, Inc.
02/15/19	9.500%	143,000	157,300
01/15/22	5.625%	100,000	102,500
05/01/22	7.375%	109,000	120,718
Legacy Reserves LP/Finance Corp. (a)
12/01/21	6.625%	200,000	203,000
Linn Energy LLC/Finance Corp.
02/01/21	7.750%	125,000	134,844
Linn Energy LLC/Finance Corp. (a)
11/01/19	7.250%	350,000	367,500
MEG Energy Corp. (a)
03/31/24	7.000%	80,000	86,400
Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	2,400,000	2,556,000
Northern Oil and Gas, Inc.
06/01/20	8.000%	325,000	345,312
Oasis Petroleum, Inc.
11/01/21	6.500%	888,000	950,160
01/15/23	6.875%	148,000	160,950
PTTEP Canada International Finance Ltd (a)
06/12/42	6.350%	300,000	327,885
Parsley Energy LLC/Finance Corp. Senior Unsecured (a)
02/15/22	7.500%	213,000	225,247
Plains Exploration & Production Co.
02/15/23	6.875%	197,000	223,841
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	121,000	134,612
RKI Exploration & Production LLC/Finance Corp. (a)
08/01/21	8.500%	37,000	40,145
Range Resources Corp.
05/15/19	8.000%	246,000	256,721
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured (a)
09/30/20	5.298%	1,090,928	1,191,839
Rice Energy, Inc. (a)
05/01/22	6.250%	77,000	77,674
SM Energy Co. Senior Unsecured
11/15/21	6.500%	115,000	124,488

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
SandRidge Energy, Inc.
03/15/21	7.500%	$100,000	$106,500
10/15/22	8.125%	369,000	400,365
02/15/23	7.500%	21,000	22,418
W&T Offshore, Inc.
06/15/19	8.500%	275,000	297,687
Whiting Petroleum Corp.
10/01/18	6.500%	13,000	13,601
03/15/21	5.750%	198,000	213,840
Woodside Finance Ltd. (a)
05/10/21	4.600%	3,448,000	3,764,513
Total			45,723,620
Integrated Energy 0.5%
BP Capital Markets PLC
03/11/21	4.742%	3,500,000	3,933,069
11/01/21	3.561%	2,000,000	2,094,708
02/10/24	3.814%	2,320,000	2,403,019
Chevron Corp.
Senior Unsecured
12/05/22	2.355%	2,365,000	2,270,701
06/24/23	3.191%	2,680,000	2,717,887
Husky Energy, Inc. Senior Unsecured
04/15/22	3.950%	3,000,000	3,177,261
Pacific Rubiales Energy Corp. (a)
12/12/21	7.250%	200,000	221,500
Shell International Finance BV
08/21/22	2.375%	3,575,000	3,452,059
03/25/40	5.500%	1,353,000	1,620,518
Total			21,890,722
Life Insurance 1.8%
AXA SA Subordinated Notes
12/15/30	8.600%	1,000,000	1,340,366
Aflac, Inc. Senior Unsecured
06/15/23	3.625%	10,000,000	10,246,260
American International Group, Inc.
Senior Unsecured
08/15/20	3.375%	1,000,000	1,042,479
12/15/20	6.400%	3,000,000	3,637,011
02/15/24	4.125%	1,600,000	1,683,285
ING Capital Funding Trust III (c)
12/31/49	3.834%	985,000	985,000
Lincoln National Corp.
Senior Unsecured
06/24/21	4.850%	2,000,000	2,234,047
06/15/40	7.000%	2,610,000	3,648,840
Massachusetts Mutual Life Insurance Co. Subordinated Notes (a)
06/01/39	8.875%	5,500,000	8,795,314

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
MetLife Capital Trust X (a)
04/08/38	9.250%	$3,918,000	$5,367,660
MetLife, Inc. Senior Unsecured
08/15/18	6.817%	3,000,000	3,596,667
Metropolitan Life Global Funding I Senior Secured (a)
04/11/22	3.875%	4,000,000	4,255,468
Northwestern Mutual Life Insurance Co. (The) Subordinated Notes (a)
03/30/40	6.063%	2,800,000	3,487,512
Pricoa Global Funding I Secured (a)
05/16/19	2.200%	4,850,000	4,882,393
Principal Financial Group, Inc.
09/15/22	3.300%	1,510,000	1,509,166
05/15/23	3.125%	667,000	655,107
Prudential Financial, Inc.
Senior Unsecured
09/17/15	4.750%	3,000,000	3,160,401
12/01/17	6.000%	217,000	249,317
05/15/44	4.600%	750,000	758,180
Prudential Financial, Inc. (c)
06/15/38	8.875%	2,119,000	2,595,775
09/15/42	5.875%	2,025,000	2,161,688
03/15/44	5.200%	1,016,000	1,023,620
Voya Financial, Inc.
07/15/22	5.500%	1,685,000	1,933,081
Voya Financial, Inc. (c)
05/15/53	5.650%	2,330,000	2,362,038
Total			71,610,675
Lodging 0.2%
Carnival Corp.
10/15/20	3.950%	3,295,000	3,471,648
Choice Hotels International, Inc.
07/01/22	5.750%	125,000	133,438
Hilton Worldwide Finance/Corp. (a)
10/15/21	5.625%	314,000	332,055
Hyatt Hotels Corp. Senior Unsecured
07/15/23	3.375%	1,350,000	1,321,686
Playa Resorts Holding BV Senior Unsecured (a)
08/15/20	8.000%	59,000	63,320
Wyndham Worldwide Corp. Senior Unsecured
03/01/22	4.250%	4,155,000	4,276,625
Total			9,598,772

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable 0.8%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	$5,000,000	$5,287,500
03/15/21	5.250%	61,000	62,678
04/30/21	6.500%	75,000	80,063
01/31/22	6.625%	107,000	115,694
09/30/22	5.250%	6,000	6,105
09/01/23	5.750%	1,000,000	1,030,000
COX Communications, Inc. Senior Unsecured (a)
12/15/22	3.250%	500,000	491,672
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	33,000	38,115
02/15/19	8.625%	44,000	52,470
CSC Holdings LLC (a)
Senior Unsecured
06/01/24	5.250%	24,000	24,000
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	64,000	71,360
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	90,000	102,825
Cequel Communications Holdings I LLC/Capital Corp. (a)
Senior Unsecured
09/15/20	6.375%	435,000	461,100
12/15/21	5.125%	150,000	148,500
Cogeco Cable, Inc. (a)
05/01/20	4.875%	38,000	38,665
Comcast Corp.
01/15/17	6.500%	1,700,000	1,944,530
07/15/22	3.125%	3,780,000	3,847,276
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	1,171,000	1,312,388
04/01/24	4.450%	450,000	478,431
03/01/41	6.375%	1,500,000	1,811,595
03/15/42	5.150%	318,300	335,628
DISH DBS Corp.
05/01/20	5.125%	675,000	708,750
06/01/21	6.750%	290,000	328,062
07/15/22	5.875%	50,000	53,625
Mediacom Broadband LLC/Corp. Senior Unsecured (a)
04/15/21	5.500%	17,000	17,213
NBCUniversal Enterprise, Inc. (a)
04/15/19	1.974%	2,175,000	2,161,807
NBCUniversal Media LLC
04/30/20	5.150%	2,280,000	2,622,280
01/15/23	2.875%	720,000	715,514
Numericable Group SA (a)
Senior Secured
05/15/22	6.000%	464,000	481,400
05/15/24	6.250%	200,000	209,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	$117,000	$119,048
Time Warner Cable, Inc.
09/01/21	4.000%	1,500,000	1,612,384
05/01/37	6.550%	1,610,000	2,003,292
09/01/41	5.500%	3,445,000	3,813,078
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (a)
01/15/23	5.500%	150,000	153,750
Videotron Ltd.
07/15/22	5.000%	107,000	109,541
Videotron Ltd. (a)
06/15/24	5.375%	31,000	31,698
Virgin Media Finance PLC (a)
04/15/23	6.375%	300,000	316,500
Total			33,197,787
Media Non-Cable 1.0%
21st Century Fox America, Inc.
08/15/20	5.650%	1,760,000	2,050,308
03/15/33	6.550%	1,000,000	1,231,459
12/15/35	6.400%	908,000	1,136,604
01/09/38	6.750%	220,000	272,167
AMC Networks, Inc.
07/15/21	7.750%	177,000	197,576
12/15/22	4.750%	300,000	299,250
CBS Outdoor Americas Capital LLC/Corp. (a)
02/15/22	5.250%	97,000	99,425
02/15/24	5.625%	47,000	48,293
Clear Channel Communications, Inc. PIK
02/01/21	14.000%	91,000	92,593
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	907,000	968,222
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	36,000	38,700
Senior Unsecured
11/15/22	6.500%	969,000	1,036,830
Crown Media Holdings, Inc.
07/15/19	10.500%	400,000	452,500
Cumulus Media Holdings, Inc.
05/01/19	7.750%	400,000	422,000
Entercom Radio LLC
12/01/19	10.500%	300,000	342,750
Expo Event Transco, Inc. Senior Unsecured (a)
06/15/21	9.000%	375,000	382,969
Gannett Co, Inc. (a)
10/15/23	6.375%	275,000	293,562
Gray Television, Inc.
10/01/20	7.500%	250,000	268,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Grupo Televisa SAB
Senior Unsecured
03/18/25	6.625%	$100,000	$122,347
05/13/45	5.000%	2,100,000	2,102,245
Hughes Satellite Systems Corp.
06/15/21	7.625%	42,000	47,880
Senior Secured
06/15/19	6.500%	111,000	123,349
IAC/InterActiveCorp
11/30/18	4.875%	100,000	104,750
12/15/22	4.750%	350,000	344,312
Inmarsat Finance PLC (a)(b)
05/15/22	4.875%	200,000	202,000
Intelsat Jackson Holdings SA
10/15/20	7.250%	288,000	311,040
12/15/22	6.625%	650,000	679,250
Intelsat Jackson Holdings SA (a)
08/01/23	5.500%	125,000	124,375
Intelsat Luxembourg SA
06/01/21	7.750%	216,000	228,960
06/01/23	8.125%	520,000	559,000
Interpublic Group of Companies, Inc. (The)
Senior Unsecured
11/15/17	2.250%	1,500,000	1,520,058
03/15/22	4.000%	1,605,000	1,647,367
02/15/23	3.750%	2,000,000	2,006,230
Lamar Media Corp.
05/01/23	5.000%	300,000	302,250
Lamar Media Corp. (a)
01/15/24	5.375%	105,000	108,938
MDC Partners, Inc. (a)
04/01/20	6.750%	194,000	205,155
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	164,000	170,560
Nielsen Finance LLC/Co.
10/15/18	7.750%	118,000	124,933
10/01/20	4.500%	4,218,000	4,270,725
Omnicom Group, Inc.
05/01/22	3.625%	3,000,000	3,051,147
Pearson Funding Five PLC (a)
05/08/23	3.250%	480,000	453,974
Pearson Funding Two PLC (a)
05/17/16	4.000%	1,200,000	1,267,399
Radio One, Inc. Senior Subordinated Notes (a)
02/15/20	9.250%	225,000	243,000
Reed Elsevier Capital, Inc.
10/15/22	3.125%	2,957,000	2,907,213
SSI Investments II Ltd./Co-Issuer LLC
06/01/18	11.125%	375,000	395,861
Sirius XM Radio, Inc. (a)
07/15/24	6.000%	200,000	205,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Senior Unsecured
10/01/20	5.875%	$100,000	$106,000
05/15/23	4.625%	475,000	452,437
Southern Graphics, Inc. (a)
10/15/20	8.375%	500,000	527,500
TV Azteca SAB de CV
05/25/18	7.500%	200,000	213,050
Thomson Reuters Corp. Senior Unsecured
11/23/23	4.300%	1,855,000	1,942,122
Townsquare Radio LLC/Inc. (a)
04/01/19	9.000%	400,000	443,000
Univision Communications, Inc. (a)
05/15/21	8.500%	94,000	103,048
Senior Secured
09/15/22	6.750%	168,000	183,960
05/15/23	5.125%	44,000	45,210
WPP Finance 2010
09/07/42	5.125%	2,500,000	2,572,585
11/15/43	5.625%	2,000,000	2,213,714
Total			42,265,777
Metals 1.3%
ALROSA Finance SA
11/03/20	7.750%	200,000	221,000
Alcoa, Inc. Senior Unsecured
04/15/21	5.400%	2,250,000	2,408,441
Allegheny Technologies, Inc. Senior Unsecured
06/01/19	9.375%	1,470,000	1,836,606
Anglo American Capital PLC (a)
04/03/17	2.625%	2,000,000	2,052,620
AngloGold Ashanti Holdings PLC
07/30/20	8.500%	2,230,000	2,507,300
04/15/40	6.500%	1,010,000	974,650
ArcelorMittal
Senior Unsecured
02/25/15	4.250%	3,280,000	3,337,400
08/05/15	4.250%	3,656,000	3,751,970
08/05/20	5.750%	5,000,000	5,337,500
02/25/22	6.750%	137,000	152,892
10/15/39	7.500%	336,000	363,720
03/01/41	7.250%	1,155,000	1,212,750
Arch Coal, Inc. Secured (a)
01/15/19	8.000%	83,000	81,548
Barrick Gold Corp.
Senior Unsecured
04/01/19	6.950%	3,100,000	3,697,193
05/01/23	4.100%	2,630,000	2,563,345
Barrick North America Finance LLC
05/30/21	4.400%	1,000,000	1,024,959

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
CONSOL Energy, Inc.
03/01/21	6.375%	$8,000	$8,480
CONSOL Energy, Inc. (a)
04/15/22	5.875%	67,000	69,513
CSN Islands XI Corp.
09/21/19	6.875%	150,000	160,125
CSN Resources SA
07/21/20	6.500%	100,000	103,250
Calcipar SA Senior Secured (a)
05/01/18	6.875%	115,000	122,188
Carpenter Technology Corp. Senior Unsecured
03/01/23	4.450%	2,000,000	2,066,090
Cia Minera Ares SAC (a)
01/23/21	7.750%	200,000	211,572
Constellium NV (a)
05/15/24	5.750%	32,000	33,000
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	159,000	175,099
Gerdau Trade, Inc. (a)
01/30/21	5.750%	1,500,000	1,593,750
Hyundai Steel Co. Senior Unsecured (a)
04/21/16	4.625%	1,000,000	1,046,525
Newcrest Finance Pty Ltd. (a)
10/01/22	4.200%	1,000,000	912,951
Newmont Mining Corp.
10/01/19	5.125%	300,000	330,878
Nucor Corp. Senior Unsecured
08/01/23	4.000%	3,835,000	3,966,617
Peabody Energy Corp.
11/15/21	6.250%	174,000	174,000
Polyus Gold International Ltd. (a)
04/29/20	5.625%	400,000	387,900
Reliance Steel & Aluminum Co.
04/15/23	4.500%	1,500,000	1,536,903
Rio Tinto Finance USA Ltd.
07/15/18	6.500%	1,580,000	1,864,874
Samarco Mineracao SA Senior Unsecured (a)
11/01/22	4.125%	200,000	189,945
Vale Overseas Ltd.
01/11/22	4.375%	138,000	141,749
11/21/36	6.875%	100,000	111,073
Vedanta Resources PLC Senior Unsecured (a)
06/07/21	8.250%	2,000,000	2,237,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Wise Metals Group LLC/Finance Corp. Senior Secured (a)
12/15/18	8.750%	$275,000	$292,875
Wise Metals Intermediate Holdings LLC/Finance Corp. Senior Unsecured (a)
06/15/19	9.750%	175,000	173,250
Worthington Industries, Inc.
Senior Unsecured
04/15/20	6.500%	1,240,000	1,421,641
04/15/26	4.550%	1,840,000	1,907,062
Total			52,762,804
Non-Captive Consumer 0.3%
HSBC Finance Capital Trust IX (c)
11/30/35	5.911%	3,000,000	3,123,000
HSBC Finance Corp. Senior Subordinated Notes
01/15/21	6.676%	7,125,000	8,530,741
Provident Funding Associates LP/Finance Corp. Senior Notes (a)
02/15/19	10.125%	28,000	30,520
Provident Funding Associates LP/PFG Finance Corp. (a)
06/15/21	6.750%	172,000	174,580
SLM Corp. Senior Unsecured
06/17/19	4.875%	50,000	51,250
Springleaf Finance Corp.
06/01/20	6.000%	87,000	88,305
10/01/21	7.750%	84,000	93,870
10/01/23	8.250%	62,000	69,515
Total			12,161,781
Non-Captive Diversified 1.0%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
05/15/21	4.500%	401,000	404,007
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	210,000	226,013
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	63,000	64,103
CIT Group, Inc.
Senior Unsecured
05/15/17	5.000%	2,000,000	2,137,500
03/15/18	5.250%	770,000	826,787
08/01/23	5.000%	325,000	328,250
CIT Group, Inc. (a)
Senior Unsecured
02/15/19	5.500%	377,000	408,102
GE Capital Trust I (c)
11/15/67	6.375%	2,717,000	3,022,662

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
General Electric Capital Corp.
Senior Unsecured
07/12/16	1.500%	$3,000,000	$3,049,189
01/08/20	5.500%	5,000,000	5,808,046
10/17/21	4.650%	1,700,000	1,894,016
09/07/22	3.150%	3,778,000	3,822,607
01/09/23	3.100%	6,000,000	5,992,152
01/14/38	5.875%	4,580,000	5,487,619
General Electric Capital Corp. (c)
Senior Unsecured
08/15/36	0.704%	5,380,000	4,469,107
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	19,000	19,523
12/15/20	8.250%	321,000	388,811
04/15/21	4.625%	275,000	279,812
08/15/22	5.875%	575,000	613,812
Total			39,242,118
Oil Field Services 0.3%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	120,000	127,200
CGG SA
05/15/17	7.750%	58,000	58,580
06/01/21	6.500%	375,000	360,000
CGG SA (a)
01/15/22	6.875%	200,000	194,667
Chesapeake Oilfield Operating LLC/Finance, Inc.
11/15/19	6.625%	200,000	211,000
Drill Rigs Holdings, Inc. Senior Secured (a)
10/01/17	6.500%	125,000	129,687
FTS International, Inc. (a)
05/01/22	6.250%	225,000	229,500
Nabors Industries, Inc.
09/15/21	4.625%	3,250,000	3,503,139
Noble Holding International Ltd.
08/01/20	4.900%	700,000	770,230
Odebrecht Drilling Norbe VIII/IX Ltd. Senior Secured
06/30/21	6.350%	360,000	380,700
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	115,000	112,700
QGOG Atlantic/Alaskan Rigs Ltd. Senior Secured
07/30/18	5.250%	95,368	99,779
SESI LLC
12/15/21	7.125%	150,000	169,500
Schlumberger Investment SA
12/01/23	3.650%	1,016,000	1,057,633

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Weatherford International Ltd.
03/15/18	6.000%	$1,000,000	$1,144,627
03/15/38	7.000%	1,615,000	2,003,075
03/01/39	9.875%	940,000	1,479,234
Total			12,031,251
Other Financial Institutions —%
Financiera Independencia SAB de CV (a)(b)
06/03/19	7.500%	200,000	197,960
Icahn Enterprises LP/Finance Corp. (a)
02/01/22	5.875%	123,000	127,920
NASDAQ OMX Group, Inc. (The) Senior Unsecured
01/15/20	5.550%	600,000	666,458
PT Perusahaan Gas Negara Persero Tbk Senior Unsecured (a)
05/16/24	5.125%	200,000	201,250
TMK OAO Via TMK Capital SA Senior Unsecured
04/03/20	6.750%	200,000	190,500
Total			1,384,088
Other Industry 0.5%
Belden, Inc. (a)
09/01/22	5.500%	275,000	278,437
CBRE Services, Inc.
03/15/23	5.000%	61,000	61,458
Cleaver-Brooks, Inc. Senior Secured (a)
12/15/19	8.750%	250,000	278,125
DH Services Luxembourg SARL (a)
12/15/20	7.750%	425,000	453,687
General Cable Corp. (a)
10/01/22	6.500%	225,000	226,406
Hillman Group, Inc. (The)
06/01/18	10.875%	500,000	530,500
Hutchison Whampoa International Ltd. (a)
01/13/17	3.500%	1,000,000	1,051,276
Interline Brands, Inc. Senior Unsecured
11/15/18	10.000%	575,000	621,000
MasTec, Inc.
03/15/23	4.875%	75,000	72,188
Massachusetts Institute of Technology
07/01/14	4.678%	2,600,000	2,784,784
Memorial Sloan-Kettering Cancer Center Senior Unsecured
07/01/52	4.125%	4,330,000	4,181,585
Mueller Water Products, Inc.
06/01/17	7.375%	525,000	532,875

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry (continued)
Odebrecht Offshore Drilling Finance Ltd. Senior Secured (a)
10/01/22	6.750%	$1,459,350	$1,561,504
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	805,000	910,136
President and Fellows of Harvard College (a)
01/15/39	6.500%	3,545,000	4,887,967
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	300,000	314,250
Total			18,746,178
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	200,000	208,500
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured (a)
11/15/20	7.000%	52,941	55,059
Ardagh Packaging Finance PLC (a)
10/15/20	9.125%	500,000	553,750
BOE Merger Corp. Senior Unsecured PIK (a)
11/01/17	9.500%	325,000	342,062
Ball Corp.
11/15/23	4.000%	325,000	307,125
Berry Plastics Corp. Secured
05/15/22	5.500%	350,000	350,875
Beverage Packaging Holdings (Luxembourg) II SA (a)
12/15/16	5.625%	134,000	136,178
06/15/17	6.000%	104,000	106,080
Crown Americas LLC/Capital Corp. IV
01/15/23	4.500%	325,000	316,062
Greif, Inc. Senior Unsecured
08/01/19	7.750%	275,000	317,625
Mustang Merger Corp. Senior Unsecured (a)
08/15/21	8.500%	200,000	219,000
Plastipak Holdings, Inc. Senior Unsecured (a)
10/01/21	6.500%	170,000	178,500
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	400,000	416,000
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	103,000	109,180
08/15/19	9.875%	140,000	154,175
02/15/21	8.250%	1,225,000	1,303,094
Senior Secured
08/15/19	7.875%	152,000	166,060

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Sealed Air Corp. (a)
09/15/21	8.375%	$350,000	$400,750
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured (a)
05/01/22	6.375%	600,000	606,000
Sonoco Products Co. Senior Unsecured
11/01/40	5.750%	1,000,000	1,157,358
Total			7,403,433
Paper 0.3%
Clearwater Paper Corp.
02/01/23	4.500%	150,000	145,500
Graphic Packaging International, Inc.
04/15/21	4.750%	325,000	325,406
International Paper Co. Senior Unsecured
08/15/21	7.500%	3,000,000	3,821,628
Packaging Corp. of America Senior Unsecured
11/01/23	4.500%	1,070,000	1,142,229
Plum Creek Timberlands LP
03/15/23	3.250%	1,630,000	1,563,866
Rayonier AM Products, Inc. (a)
06/01/24	5.500%	40,000	40,500
Weyerhaeuser Co.
Senior Unsecured
10/01/19	7.375%	1,000,000	1,232,762
03/15/32	7.375%	1,630,000	2,172,031
Total			10,443,922
Pharmaceuticals 0.4%
Capsugel SA Senior Unsecured PIK (a)
05/15/19	7.000%	18,000	18,495
Gilead Sciences, Inc. Senior Unsecured
04/01/21	4.500%	1,500,000	1,669,470
Grifols Worldwide Operations Ltd. Senior Unsecured (a)
04/01/22	5.250%	341,000	352,935
Hospira, Inc. Senior Unsecured
08/12/20	5.200%	1,350,000	1,481,582
Jaguar Holding Co. I Senior Unsecured PIK (a)
10/15/17	9.375%	475,000	494,000
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	355,000	390,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Johnson & Johnson
Senior Unsecured
12/05/33	4.375%	$1,780,000	$1,926,957
05/15/41	4.850%	2,363,000	2,670,043
Merck & Co., Inc. Senior Unsecured
09/15/22	2.400%	1,535,000	1,471,459
Novartis Capital Corp.
05/06/24	3.400%	4,160,000	4,238,272
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	109,000	117,720
10/15/20	6.375%	260,000	277,550
07/15/21	7.500%	765,000	849,150
12/01/21	5.625%	244,000	254,065
Total			16,212,198
Property & Casualty 1.0%
ACE INA Holdings, Inc.
05/15/24	3.350%	910,000	917,128
Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	72,000	75,780
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	3,850,000	3,891,522
CNA Financial Corp.
Senior Unsecured
11/15/19	7.350%	3,435,000	4,255,257
08/15/21	5.750%	925,000	1,082,175
Farmers Exchange Capital II Subordinated Notes (a)(c)
11/01/53	6.151%	2,950,000	3,308,043
Farmers Exchange Capital Subordinated Notes (a)
07/15/48	7.200%	1,615,000	2,020,000
Farmers Insurance Exchange Subordinated Notes (a)
08/01/14	6.000%	4,590,000	4,622,346
HUB International Ltd. Senior Unsecured (a)
10/01/21	7.875%	252,000	270,270
Hartford Financial Services Group, Inc. (The) Senior Unsecured
04/15/22	5.125%	2,600,000	2,961,489
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	4,280,000	4,703,129
06/15/23	4.250%	275,000	286,364
05/01/42	6.500%	1,350,000	1,700,087
Senior Unsecured
03/15/35	6.500%	1,160,000	1,416,897
Nationwide Mutual Insurance Co. (a)
Subordinated Notes
08/15/39	9.375%	1,700,000	2,656,019

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Nationwide Mutual Insurance Co. (a)(c)
Subordinated Notes
12/15/24	5.810%	$1,725,000	$1,747,598
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	2,340,000	3,237,332
Total			39,151,436
Railroads 0.3%
BNSF Funding Trust I (c)
12/15/55	6.613%	2,982,000	3,298,837
Burlington Northern Santa Fe LLC
Senior Unsecured
09/15/21	3.450%	295,000	307,404
09/01/22	3.050%	475,000	475,771
CSX Corp. Senior Unsecured
05/30/42	4.750%	1,570,000	1,656,369
Canadian Pacific Railway Ltd. Senior Unsecured
01/15/22	4.500%	600,000	662,679
Florida East Coast Holdings Corp. (a)
05/01/20	9.750%	128,000	133,440
Senior Secured
05/01/19	6.750%	138,000	143,692
Kansas City Southern de Mexico SA de CV Senior Unsecured
05/15/23	3.000%	1,000,000	941,387
Norfolk Southern Corp. Senior Unsecured
04/01/22	3.000%	2,000,000	1,986,530
Union Pacific Corp.
Senior Unsecured
02/15/19	2.250%	2,535,000	2,582,975
03/15/24	3.750%	770,000	809,857
Total			12,998,941
Refining 0.1%
CVR Refining LLC/Coffeyville Finance, Inc. Secured
11/01/22	6.500%	50,000	52,563
Marathon Petroleum Corp.
Senior Unsecured
03/01/21	5.125%	1,000,000	1,139,441
03/01/41	6.500%	1,100,000	1,385,177
Puma International Financing SA (a)
02/01/21	6.750%	200,000	208,659
Tesoro Corp.
04/01/24	5.125%	150,000	151,125
Valero Energy Corp.
03/15/19	9.375%	2,000,000	2,631,968
Total			5,568,933

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs 2.5%
ARC Properties Operating Partnership LP/Clark Acquisition LLC (a)
02/06/17	2.000%	$5,320,000	$5,356,235
Alexandria Real Estate Equities, Inc.
04/01/22	4.600%	1,198,000	1,274,579
06/15/23	3.900%	1,300,000	1,297,015
AvalonBay Communities, Inc.
Senior Unsecured
03/15/17	5.700%	500,000	561,373
03/15/20	6.100%	1,865,000	2,213,455
Boston Properties LP
Senior Unsecured
11/15/20	5.625%	4,590,000	5,329,573
05/15/21	4.125%	3,535,000	3,792,489
02/01/23	3.850%	1,000,000	1,035,837
02/01/24	3.800%	1,355,000	1,382,189
CyrusOne LP/Finance Corp.
11/15/22	6.375%	157,000	166,813
DuPont Fabros Technology LP
09/15/21	5.875%	54,000	55,890
Duke Realty LP
02/15/15	7.375%	1,036,000	1,084,613
08/15/19	8.250%	1,937,000	2,446,609
06/15/22	4.375%	1,855,000	1,961,243
Essex Portfolio LP
08/15/22	3.625%	4,650,000	4,668,775
HCP, Inc.
Senior Unsecured
06/15/14	6.000%	2,400,000	2,404,597
01/30/17	6.000%	3,000,000	3,372,042
02/01/19	3.750%	3,750,000	4,011,308
02/01/20	2.625%	850,000	853,318
02/01/21	5.375%	1,650,000	1,886,509
Health Care REIT, Inc.
Senior Unsecured
03/15/18	2.250%	3,655,000	3,713,831
04/01/19	4.125%	2,000,000	2,161,350
04/15/20	6.125%	4,000,000	4,682,092
Healthcare Realty Trust, Inc. Senior Unsecured
01/17/17	6.500%	4,946,000	5,577,748
Healthcare Trust of America Holdings LP
04/15/23	3.700%	800,000	782,370
Highwoods Realty LP Senior Unsecured
03/15/17	5.850%	3,069,000	3,420,686
Kimco Realty Corp. Senior Unsecured
06/01/23	3.125%	3,110,000	3,007,326
Liberty Property LP Senior Unsecured
06/15/23	3.375%	2,500,000	2,446,133

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs (continued)
Mid-America Apartments LP Senior Unsecured (a)
10/01/15	5.500%	$4,650,000	$4,932,441
Nationwide Health Properties, Inc. Senior Unsecured
05/20/15	6.000%	3,000,000	3,155,667
Post Apartment Homes LP Senior Unsecured
12/01/22	3.375%	1,000,000	975,985
ProLogis LP
03/15/20	6.875%	902,000	1,091,396
02/01/21	3.350%	1,000,000	1,022,104
08/15/23	4.250%	1,600,000	1,683,038
SL Green Realty Corp./Operating Partnership/Reckson Senior Unsecured
08/15/18	5.000%	6,935,000	7,579,830
Tanger Properties LP Senior Unsecured
12/01/23	3.875%	865,000	886,514
UDR, Inc.
01/10/22	4.625%	1,000,000	1,082,655
Ventas Realty LP/Capital Corp.
04/30/19	4.000%	3,000,000	3,229,845
WCI Finance LLC/WEA LLC (a)
10/01/16	5.700%	903,000	1,000,547
WEA Finance LLC/WT Finance Australia Propriety Ltd. (a)
09/02/15	5.750%	3,912,000	4,164,508
WP Carey, Inc. Senior Unsecured
04/01/24	4.600%	1,725,000	1,800,001
Total			103,550,529
Restaurants 0.2%
DineEquity, Inc.
10/30/18	9.500%	425,000	458,469
McDonald’s Corp. Senior Unsecured
05/01/43	3.625%	2,292,000	2,067,632
NPC International, Inc./Operating Co., Inc.
01/15/20	10.500%	225,000	255,937
Yum! Brands, Inc.
Senior Unsecured
11/01/23	3.875%	5,458,000	5,588,299
11/01/43	5.350%	90,000	98,997
Total			8,469,334
Retailers 0.4%
Academy Ltd./Finance Corp. (a)
08/01/19	9.250%	50,000	54,063
Advance Auto Parts, Inc.
12/01/23	4.500%	1,000,000	1,062,396

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
AutoZone, Inc. Senior Unsecured
01/13/17	1.300%	$775,000	$775,836
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	85,000	93,181
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
02/15/18	9.000%	34,000	34,850
CVS Caremark Corp.
Senior Unsecured
06/01/17	5.750%	457,000	516,947
12/05/23	4.000%	515,000	543,676
Claire’s Stores, Inc. Senior Secured (a)
03/15/20	6.125%	200,000	190,500
Group 1 Automotive, Inc. (a)(b)
06/01/22	5.000%	50,000	50,250
Gymboree Corp. (The)
12/01/18	9.125%	100,000	62,250
J. Crew Group, Inc. Senior Unsecured PIK (a)
05/01/19	7.750%	55,000	56,650
Jo-Ann Stores Holdings, Inc. Senior Unsecured PIK (a)
10/15/19	9.750%	250,000	259,375
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	408,000	422,280
L Brands, Inc.
06/15/19	8.500%	180,000	217,350
02/15/22	5.625%	250,000	265,000
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	4,085,000	4,950,595
Michaels FinCo Holdings LLC/Inc. Senior Unsecured PIK (a)
08/01/18	7.500%	450,000	461,250
Michaels Stores, Inc. (a)
12/15/20	5.875%	38,000	38,760
Neiman Marcus Group Ltd. LLC PIK (a)
10/15/21	8.750%	275,000	303,188
Neiman Marcus Group Ltd. LLC (a)
10/15/21	8.000%	100,000	110,000
New Academy Finance Co. LLC/Corp. Senior Unsecured (a)
06/15/18	8.000%	425,000	434,563
PetCo Holdings, Inc. Senior Notes (a)
10/15/17	8.500%	550,000	560,318

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Rite Aid Corp. Senior Unsecured
02/15/27	7.700%	$55,000	$61,188
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	540,000	576,450
Wal-Mart Stores, Inc. Senior Unsecured
04/22/24	3.300%	2,922,000	2,961,286
Total			15,062,202
Sovereign —%
Empresa de Energia de Bogota SA ESP Senior Unsecured
11/10/21	6.125%	200,000	218,000

Supermarkets 0.3%
Kroger Co. (The)
12/15/18	6.800%	4,699,000	5,599,949
06/01/29	7.700%	1,939,000	2,540,751
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	5,314,000	5,467,612
Total			13,608,312
Technology 1.0%
Advanced Micro Devices, Inc. Senior Unsecured
08/15/22	7.500%	125,000	131,563
Agilent Technologies, Inc.
Senior Unsecured
10/01/22	3.200%	1,000,000	970,908
07/15/23	3.875%	950,000	966,987
Alliance Data Systems Corp. (a)
12/01/17	5.250%	178,000	186,900
04/01/20	6.375%	41,000	43,511
Anixter, Inc.
05/01/19	5.625%	375,000	399,844
Apple, Inc. Senior Unsecured
05/06/44	4.450%	550,000	560,722
Audatex North America, Inc. (a)
06/15/21	6.000%	745,000	793,425
BMC Software Finance, Inc. Senior Unsecured (a)
07/15/21	8.125%	300,000	315,750
Blackboard, Inc. Senior Unsecured (a)
11/15/19	7.750%	175,000	183,750
Boxer Parent Co, Inc. PIK Senior Unsecured (a)
10/15/19	9.000%	350,000	346,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
CDW LLC/Finance Corp.
04/01/19	8.500%	$502,000	$545,925
CommScope Holdings Co., Inc. Senior Unsecured PIK (a)
06/01/20	6.625%	400,000	427,000
CommScope, Inc. (a)
01/15/19	8.250%	297,000	322,542
06/15/24	5.500%	150,000	150,750
CompuCom Systems, Inc. Senior Unsecured (a)
05/01/21	7.000%	300,000	304,500
CoreLogic, Inc.
06/01/21	7.250%	325,000	354,250
Eagle Midco, Inc. Senior Unsecured (a)
06/15/18	9.000%	325,000	339,219
Epicor Software Corp.
05/01/19	8.625%	350,000	380,187
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	60,000	61,650
07/15/21	7.000%	67,000	74,454
Fidelity National Information Services, Inc.
04/15/23	3.500%	2,500,000	2,461,087
First Data Corp.
01/15/21	11.250%	182,000	209,300
06/15/21	10.625%	170,000	194,862
08/15/21	11.750%	93,000	103,230
First Data Corp. (a)
Secured
01/15/21	8.250%	189,000	205,065
01/15/22	8.750%	1,175,000	1,286,625
Senior Secured
08/15/20	8.875%	27,000	29,970
11/01/20	6.750%	207,000	222,525
Flextronics International Ltd.
02/15/20	4.625%	275,000	281,187
Freescale Semiconductor, Inc. Senior Secured (a)
01/15/22	6.000%	500,000	533,750
Goodman Networks, Inc.
Senior Secured
07/01/18	12.125%	31,000	34,178
Goodman Networks, Inc. (a)
Senior Secured
07/01/18	12.375%	70,000	77,175
Hewlett-Packard Co. Senior Unsecured
06/02/14	4.750%	1,800,000	1,800,572
Igloo Holdings Corp. PIK Senior Unsecured (a)
12/15/17	8.250%	700,000	717,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Infor Software Parent LLC, Inc. PIK (a)
05/01/21	7.125%	$500,000	$508,750
Infor US, Inc.
04/01/19	9.375%	475,000	531,406
Ingram Micro, Inc. Senior Unsecured
08/10/22	5.000%	1,030,000	1,079,628
Interactive Data Corp. (a)
04/15/19	5.875%	225,000	226,687
International Business Machines Corp. Senior Unsecured
01/05/16	2.000%	1,500,000	1,538,676
Iron Mountain, Inc.
08/15/23	6.000%	67,000	71,188
08/15/24	5.750%	125,000	125,000
KLA-Tencor Corp. Senior Unsecured
05/01/18	6.900%	1,450,000	1,706,392
Magnachip Semiconductor Corp. Senior Unsecured
07/15/21	6.625%	300,000	294,750
NCR Corp.
02/15/21	4.625%	600,000	601,500
NCR Corp. (a)
Senior Unsecured
12/15/21	5.875%	34,000	35,913
12/15/23	6.375%	73,000	78,475
NXP BV/Funding LLC (a)
06/01/18	3.750%	200,000	201,000
02/15/21	5.750%	86,000	91,913
03/15/23	5.750%	200,000	213,500
Nuance Communications, Inc. (a)
08/15/20	5.375%	565,000	570,650
Oracle Corp. Senior Unsecured
10/15/22	2.500%	5,879,000	5,689,508
Seagate HDD Cayman (a)
01/01/25	4.750%	325,000	322,969
Seagate Technology HDD Holdings (a)
06/01/23	4.750%	100,000	101,250
Sophia Holding Finance LP/Inc. PIK (a)
12/01/18	9.625%	150,000	156,000
Sophia LP/Finance, Inc. (a)
01/15/19	9.750%	350,000	386,750
SunGard Data Systems, Inc.
11/01/19	6.625%	425,000	449,437
Syniverse Holdings, Inc.
01/15/19	9.125%	475,000	513,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Telefonaktiebolaget LM Ericsson Senior Unsecured
05/15/22	4.125%	$3,270,000	$3,402,094
TransUnion Holding Co., Inc.
Senior Unsecured
06/15/18	8.125%	150,000	156,600
Senior Unsecured PIK
06/15/18	9.625%	300,000	315,000
VeriSign, Inc.
05/01/23	4.625%	200,000	195,500
Verisk Analytics, Inc.
09/12/22	4.125%	3,000,000	3,075,540
Total			38,656,439
Textile —%
PVH Corp. Senior Unsecured
12/15/22	4.500%	250,000	246,250
Wolverine World Wide, Inc.
10/15/20	6.125%	275,000	297,000
Total			543,250
Tobacco 0.1%
Altria Group, Inc.
01/31/24	4.000%	2,740,000	2,829,099
Lorillard Tobacco Co.
08/04/41	7.000%	2,000,000	2,432,378
Total			5,261,477
Transportation Services 0.4%
Autopistas Metropolitanas de Puerto Rico LLC Senior Secured (a)
06/30/35	6.750%	1,750,000	1,550,176
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	55,000	58,756
ERAC U.S.A. Finance LLC (a)
10/01/20	5.250%	2,500,000	2,859,597
10/15/37	7.000%	848,000	1,115,056
ERAC USA Finance LLC (a)
11/15/24	3.850%	3,315,000	3,352,164
Hertz Corp. (The)
04/01/18	4.250%	100,000	104,000
04/15/19	6.750%	275,000	293,906
10/15/20	5.875%	50,000	52,875
01/15/21	7.375%	84,000	92,190
10/15/22	6.250%	175,000	187,031
Ryder System, Inc.
Senior Unsecured
06/01/17	3.500%	1,000,000	1,061,085
11/15/18	2.450%	660,000	671,598

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services (continued)
Sydney Airport Finance Co. Pty Ltd. Senior Secured (a)
03/22/23	3.900%	$3,700,000	$3,744,659
Topaz Marine SA (a)
11/01/18	8.625%	200,000	211,048
Total			15,354,141
Wireless 0.4%
Altice SA Senior Secured (a)
05/15/22	7.750%	380,000	399,475
America Movil SAB de CV
01/15/15	5.750%	800,000	824,000
Senior Unsecured
07/16/22	3.125%	320,000	316,096
America Movil SAB de CV (c)
Senior Unsecured
09/12/16	1.234%	200,000	202,434
American Tower Corp.
Senior Unsecured
01/15/18	4.500%	1,000,000	1,090,109
02/15/24	5.000%	665,000	723,153
Bharti Airtel International Netherlands BV (a)
05/20/24	5.350%	100,000	105,245
Crown Castle International Corp. Senior Unsecured
04/15/22	4.875%	264,000	272,580
Digicel Group Ltd. Senior Unsecured (a)
09/30/20	8.250%	900,000	969,750
Rogers Communications, Inc.
03/15/44	5.000%	2,673,000	2,781,791
SBA Telecommunications, Inc.
07/15/20	5.750%	255,000	269,025
Sprint Capital Corp.
05/01/19	6.900%	100,000	110,500
11/15/28	6.875%	575,000	589,375
Sprint Communications, Inc.
Senior Unsecured
08/15/20	7.000%	138,000	152,145
11/15/21	11.500%	83,000	112,880
04/15/22	9.250%	3,650,000	4,498,625
11/15/22	6.000%	694,000	716,555
Sprint Communications, Inc. (a)
11/15/18	9.000%	425,000	515,312
03/01/20	7.000%	50,000	57,625
Sprint Corp. (a)
09/15/21	7.250%	126,000	139,545
09/15/23	7.875%	300,000	339,000
06/15/24	7.125%	195,000	210,113
T-Mobile USA, Inc.
04/28/20	6.542%	43,000	46,440
04/28/21	6.633%	123,000	132,533
01/15/22	6.125%	364,000	385,840

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
04/28/22	6.731%	$139,000	$150,120
04/01/23	6.625%	496,000	535,680
04/28/23	6.836%	86,000	93,310
01/15/24	6.500%	214,000	227,375
VimpelCom Holdings BV
03/01/22	7.504%	220,000	228,800
Wind Acquisition Finance SA (a)
04/23/21	7.375%	179,000	185,265
Senior Secured
04/30/20	6.500%	188,000	201,160
Total			17,581,856
Wirelines 1.3%
AT&T, Inc. Senior Unsecured
08/15/15	2.500%	4,000,000	4,091,288
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	5,527,000	6,010,612
Embarq Corp. Senior Unsecured
06/01/36	7.995%	1,075,000	1,174,561
Frontier Communications Corp.
Senior Unsecured
04/15/22	8.750%	121,000	138,394
01/15/23	7.125%	88,000	91,080
04/15/24	7.625%	68,000	70,720
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	50,000	55,875
06/01/19	8.875%	223,000	244,185
Level 3 Financing, Inc.
07/01/19	8.125%	450,000	491,625
06/01/20	7.000%	26,000	28,145
07/15/20	8.625%	150,000	168,375
Level 3 Financing, Inc. (a)
01/15/21	6.125%	66,000	69,795
Level 3 Financing, Inc. (a)(c)
01/15/18	3.823%	32,000	32,480
Oi SA Senior Unsecured
02/10/22	5.750%	200,000	196,000
Ooredoo International Finance Ltd. (a)
02/21/23	3.250%	450,000	438,194
10/19/25	5.000%	200,000	214,769
PAETEC Holding Corp.
12/01/18	9.875%	200,000	217,500
Qwest Corp. Senior Unsecured
09/15/25	7.250%	3,978,000	4,608,867
Telecom Italia Capital SA
06/04/18	6.999%	3,337,000	3,845,893

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Telecom Italia SpA Senior Unsecured (a)
05/30/24	5.303%	$2,265,000	$2,286,987
Telecom Italia SpA Senior Unsecured (a)(b)
05/30/24	5.303%	460,000	464,465
Telefonica Emisiones SAU
04/27/18	3.192%	2,501,000	2,607,683
02/16/21	5.462%	418,000	473,859
04/27/23	4.570%	1,250,000	1,324,251
Verizon Communications, Inc.
Senior Unsecured
09/14/18	3.650%	2,082,000	2,231,213
04/01/21	4.600%	1,432,000	1,581,033
11/01/22	2.450%	4,360,000	4,112,130
09/15/23	5.150%	3,500,000	3,940,118
03/15/24	4.150%	1,960,000	2,053,533
09/15/43	6.550%	2,000,000	2,538,578
Verizon New England, Inc.
11/15/29	7.875%	985,000	1,263,949
Verizon New York, Inc.
04/01/32	7.375%	2,630,000	3,270,560
Verizon Virginia LLC
10/01/29	8.375%	1,255,000	1,631,820
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	113,000	130,515
Total			52,099,052
Total Corporate Bonds & Notes (Cost: $1,447,749,102)			$1,499,736,335

Residential Mortgage-Backed Securities - Agency 19.7%
Federal Home Loan Mortgage Corp. (b)(e)
06/12/44	3.500%	4,000,000	4,116,875
Federal Home Loan Mortgage Corp. (c)(e)
CMO Series 3085 Class FV
08/15/35	0.851%	4,045,261	4,096,381
Federal Home Loan Mortgage Corp. (c)(e)(f)
CMO IO Series 3404 Class AS
01/15/38	5.744%	10,395,581	1,368,263
Federal Home Loan Mortgage Corp. (e)
11/01/42	3.000%	14,256,310	14,122,840
03/01/42-06/01/43	3.500%	19,384,796	19,985,622
02/01/20-07/01/42	4.000%	28,059,208	29,881,445
06/01/19-02/01/44	4.500%	17,982,517	19,504,359
07/01/23-05/01/41	5.000%	4,481,597	4,906,229
01/01/22-09/01/39	5.500%	5,143,954	5,710,548

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/01/31-09/01/37	6.000%	$2,471,025	$2,835,522
11/01/36-10/01/37	6.500%	952,295	1,073,452
10/01/28-07/01/32	7.000%	627,330	731,901
01/01/17-02/01/25	8.000%	54,633	61,750
03/01/17-08/01/22	8.500%	17,531	19,683
04/01/21	9.000%	2,028	2,124
CMO STRIPS Series 276 Class 30
09/15/42	3.000%	11,412,233	11,175,670
CMO STRIPS Series 277 Class 30
09/15/42	3.000%	12,634,372	12,359,972
CMO Series 4037 Class CA
04/15/27	3.000%	6,060,532	5,926,704
Series 204048 Class AZ
05/15/42	4.000%	617,951	620,500
Federal National Mortgage Association (b)(e)
06/17/29	2.500%	15,500,000	15,771,250
06/17/29-06/12/44	3.000%	70,805,000	70,860,773
06/17/29-06/12/44	3.500%	50,010,000	51,650,899
07/15/43-06/12/44	4.000%	41,755,000	44,121,690
07/15/43-06/12/44	4.500%	30,220,000	32,616,792
06/12/44	5.000%	25,000,000	27,625,000
Federal National Mortgage Association (c)(e)
CMO Series 2003-134 Class FC
12/25/32	0.750%	5,631,442	5,697,673
CMO Series 2007-W7 Class 1A4
07/25/37	38.280%	561,074	840,277
CMO Series 2012-1 Class FA
02/25/42	0.650%	6,340,363	6,341,840
CMO Series 2012-110 Class CF
10/25/42	0.650%	15,988,266	16,032,154
Federal National Mortgage Association (e)
09/01/27-10/01/27	2.500%	9,019,766	9,189,349
11/01/26-09/01/33	3.000%	24,677,331	25,307,135
10/01/25-08/01/43	3.500%	78,447,626	81,588,602
09/01/32-04/01/44	4.000%	83,846,733	89,212,701
10/01/40-02/01/42	4.500%	26,829,194	29,051,982
07/01/34-10/01/41	5.000%	19,058,797	21,213,067
03/01/33-04/01/41	5.500%	5,395,719	6,073,692
05/01/29-10/01/40	6.000%	8,951,697	10,212,183
05/01/32-10/01/38	6.500%	765,948	865,203

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
03/01/26-07/01/38	7.000%	$1,846,565	$2,127,608
04/01/27-06/01/32	7.500%	163,957	186,027
02/01/25-08/01/27	8.000%	88,999	104,212
04/01/23	8.500%	16,364	17,626
06/01/24	9.000%	20,083	22,291
CMO Series 2009-111 Class DA
12/25/39	5.000%	1,544,958	1,653,615
CMO Series 2013-121 Class KD
08/25/41	3.500%	2,391,356	2,518,710
Federal National Mortgage Association (e)(f)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	99,398	2,595
Federal National Mortgage Association (e)(g)
CMO PO STRIPS Series 43 Class 1
09/01/18	0.000%	1,099	1,098
Federal National Mortgage Association (e)(h)
03/01/42	4.000%	4,371,034	4,648,550
Government National Mortgage Association (b)(e)
06/20/43-06/19/44	3.000%	15,610,000	15,725,210
06/20/43-06/19/44	3.500%	13,110,000	13,638,783
06/20/42-06/19/44	4.000%	24,325,000	25,970,321
Government National Mortgage Association (c)(e)
CMO Series 2013-H19 Class FC
08/19/63	0.751%	6,144,068	6,151,342
Government National Mortgage Association (e)
05/15/42	3.000%	3,948,768	3,985,814
09/15/41-08/20/42	3.500%	5,119,096	5,333,788
11/20/41-02/15/42	4.000%	5,230,741	5,591,414
03/15/38-09/20/41	4.500%	13,465,484	14,700,475
03/15/40-05/15/40	5.000%	2,798,077	3,084,664
CMO Series 2013-53 Class AD
12/20/26	1.500%	12,685,935	12,788,742
Total Residential Mortgage-Backed Securities - Agency (Cost: $798,130,642)			$801,024,987

Residential Mortgage-Backed Securities - Non-Agency 5.0%
American General Mortgage Loan Trust CMO Series 2009-1 Class A7 (a)(c)(e)
09/25/48	5.750%	1,511,938	1,514,799
American Home Mortgage Investment Trust CMO Series 2007-1 Class GA1C (c)(e)
05/25/47	0.340%	8,152,302	5,866,217
BCAP LLC Trust (a)(c)(e)
08/26/36	0.272%	1,331,073	1,298,183

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
01/26/37	0.322%	$2,133,677	$2,083,029
05/26/47	0.360%	1,580,051	1,449,697
09/26/36	3.500%	3,049,935	3,050,563
CMO Series 2012-RR10 Class 5A5
04/26/36	0.417%	3,272,192	3,170,635
CMO Series 2012-RR10 Class 9A1
10/26/35	2.692%	625,752	639,504
CMO Series 2013-RR3 Class 2A1
02/26/37	2.331%	1,106,101	1,095,258
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	2,735,866	2,795,208
BCAP LLC Trust (c)(e)
CMO Series 2007-AA1 Class 1A2
02/25/47	0.310%	3,204,534	2,900,815
BCAP LLC Series 2013-RR2 Class 7A1 (a)(c)(e)
07/26/36	3.000%	1,577,259	1,568,427
Banc of America Funding Trust (a)(c)(e)
CMO Series 2012-R5 Class A
10/03/39	0.411%	1,955,070	1,933,038
Banc of America Funding Trust (c)(e)
CMO Series 2006-D Class 3A1
05/20/36	2.650%	4,154,317	3,739,048
Banc of America Funding Trust (e)
CMO Series 2006-3 Class 4A14
03/25/36	6.000%	3,465,943	3,469,970
CMO Series 2006-3 Class 5A3
03/25/36	5.500%	3,345,384	3,206,112
Bayview Opportunity Master Fund Trust IIB LP CMO Series 2012-6NPL Class A (a)(c)(e)
01/28/33	2.981%	465,340	465,340
CAM Mortgage Trust CMO Series 2014-1 Class A (a)(e)
12/15/53	3.352%	253,498	250,546
Citicorp Mortgage Securities Trust CMO Series 2007-8 Class 1A3 (e)
09/25/37	6.000%	2,191,932	2,293,186
Citigroup Mortgage Loan Trust, Inc. (a)(c)(e)
CMO Series 2012-7 Class 12A1
03/25/36	2.613%	959,120	971,955
CMO Series 2012-9 Class 1A1
02/20/36	5.064%	1,585,527	1,611,646
CMO Series 2013-2 Class 1A1
11/25/37	6.015%	1,586,432	1,628,684
Citigroup Mortgage Loan Trust, Inc. (a)(e)
CMO Series 2012-A Class A
06/25/51	2.500%	1,517,528	1,465,232
Citigroup Mortgage Loan Trust, Inc. (c)(e)
CMO Series 2005-8 Class 1A1A
10/25/35	2.553%	4,506,937	3,833,551
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2007-HY5 Class 1A1 (c)(e)
09/25/47	2.847%	1,935,808	1,705,000
Credit Suisse First Boston Mortgage Securities Corp. (c)(e)
CMO Series 2004-AR6 Class 2A1
10/25/34	2.699%	1,622,844	1,640,479

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse First Boston Mortgage Securities Corp. (e)
CMO Series 2005-11 Class 8A9
12/25/35	5.250%	$531,500	$536,702
Credit Suisse Mortgage Capital Certificates (a)(c)(e)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	612,236	621,727
CMO Series 2011-17R Class 3A1
10/27/35	2.352%	1,847,944	1,849,502
CMO Series 2012-4R Class 8A1
06/27/47	3.254%	1,147,309	1,153,096
CMO Series 2013-IVR3 Class A2
05/25/43	3.000%	2,914,944	2,795,198
Credit Suisse Securities (USA) LLC (a)(b)(e)
05/30/34	3.250%	3,075,000	3,075,000
Downey Savings & Loan Association Mortgage Loan Trust (c)(e)
CMO Series 2005-AR6 Class 2A1A
10/19/45	0.441%	3,756,542	3,340,817
CMO Series 2006-AR2 Class 2A1A
10/19/36	0.351%	4,169,496	3,652,503
First Horizon Mortgage Pass-Through Trust CMO Series 2007-AR1 Class 1A1 (c)(e)
05/25/37	2.596%	1,185,067	967,398
GCAT Series 2013-RP1 Class A1 (a)(e)
06/25/18	3.500%	2,010,576	2,017,738
GSR Mortgage Loan Trust CMO Series 2006-AR2 Class 2A1 (c)(e)
04/25/36	2.584%	4,372,891	3,972,679
GreenPoint Mortgage Funding Trust CMO Series 2006-AR8 Class 1A2A (c)(e)
01/25/47	0.330%	2,993,303	2,801,684
IndyMac Index Mortgage Loan Trust CMO Series 2006-AR3 Class 1A1 (c)(e)
12/25/36	2.620%	3,726,236	3,280,857
JPMorgan Mortgage Trust (e)
CMO Series 2006-S2 Class 2A2
06/25/21	5.875%	2,322,945	2,319,052
CMO Series 2007-S1 Class 1A2
03/25/22	5.500%	1,332,985	1,330,827
Jefferies Resecuritization Trust CMO Series 2010-R7 Class 7A4 (a)(c)(e)
10/26/36	3.250%	383,409	381,977
Lehman XS Trust (c)(e)
CMO Series 2006-10N Class 1A3A
07/25/46	0.360%	4,784,194	3,726,333
Series 2005-4 Class 1A3
10/25/35	0.950%	3,833,167	3,600,815
Series 2005-5N Class 3A1A
11/25/35	0.450%	5,734,199	5,082,920
MASTR Adjustable Rate Mortgages Trust CMO Series 2006-OA1 Class 1A1 (c)(e)
04/25/46	0.360%	2,951,328	2,262,396

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
MASTR Alternative Loan Trust CMO Series 2004-12 Class 4A1 (e)
12/25/34	5.500%	$2,083,498	$2,265,183
Morgan Stanley Mortgage Loan Trust CMO Series 2005-2AR Class A (c)(e)
04/25/35	0.410%	5,474,750	5,129,770
Morgan Stanley Re-Remic Trust (a)(c)(e)
CMO Series 2013-R1 Class 4A
12/26/36	2.055%	1,620,802	1,639,654
CMO Series 2013-R2 Class 1A
10/26/36	2.013%	3,290,402	3,323,207
CMO Series 2013-R3 Class 10A
10/26/35	2.692%	610,817	624,429
CMO Series 2013-R8 Class 12A
09/26/36	2.399%	641,347	647,351
Morgan Stanley Resecuritization Trust (a)(c)(e)
CMO Series 2013-R9 Class 2A
06/26/46	2.723%	1,005,887	1,023,521
CMO Series 2013-R9 Class 3A
05/26/36	2.395%	2,920,984	2,945,757
CMO Series 2013-R9 Class 4A
06/26/46	2.520%	1,499,917	1,515,953
Series 2014-R1 Class A
08/26/36	2.331%	1,849,776	1,857,866
MortgageIT Trust CMO Series 2005-5 Class A1 (c)(e)
12/25/35	0.410%	4,396,204	4,113,457
Nomura Asset Acceptance Corp. Alternative Loan Trust (e)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	123,078	125,352
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	779,493	793,699
Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1 (a)(c)(e)
01/26/37	0.325%	1,424,849	1,363,628
RALI Trust (c)(e)
CMO Series 2005-QA4 Class A41
04/25/35	2.928%	2,876,412	2,858,458
RALI Trust (c)(e)(f)(i)
CMO IO Series 2006-QS18 Class 1AV
12/25/36	0.410%	100,212,881	1,594,788
CMO IO Series 2006-QS9 Class 1AV
07/25/36	0.600%	48,964,794	981,744
CMO IO Series 2007-QS1 Class 2AV
01/25/37	0.178%	100,235,157	788,349
RFMSI Trust (c)(e)
CMO Series 2005-SA5 Class 1A
11/25/35	2.861%	3,371,883	2,803,754
CMO Series 2006-SA4 Class 2A1
11/25/36	3.544%	1,059,087	919,218
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(c)(e)
08/26/52	2.734%	435,571	437,405
Sequoia Mortgage Trust (c)(e)
CMO Series 2013-2 Class A1
02/25/43	1.874%	5,223,657	4,681,243

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2013-6 Class A2
05/25/43	3.000%	$2,863,201	$2,753,709
Structured Adjustable Rate Mortgage Loan Trust (c)(e)
CMO Series 2004-20 Class 1A2
01/25/35	2.502%	2,047,399	1,950,275
CMO Series 2006-5 Class 1A1
06/25/36	2.615%	4,335,376	3,616,657
CMO Series 2007-5 Class 2A1
06/25/37	2.858%	2,180,573	1,861,321
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A (e)
12/25/34	4.740%	106,227	108,680
US Residential Opportunity Fund Trust Series 2014-1A Class NOTE (a)(e)
03/25/34	3.466%	870,918	876,100
VOLT NPL X LLC CMO Series 2013-NPL4 Class A1 (a)(e)
11/25/53	3.960%	581,318	584,108
WaMu Mortgage Pass-Through Certificates (c)(e)
CMO Series 2003-AR8 Class A
08/25/33	2.414%	1,743,581	1,767,428
CMO Series 2005-AR11 Class A1A
08/25/45	0.470%	3,202,361	3,025,949
CMO Series 2005-AR17 Class A1A1
12/25/45	0.420%	8,351,460	7,716,080
CMO Series 2005-AR19 Class A1A1
12/25/45	0.420%	4,133,919	3,821,293
CMO Series 2005-AR2 Class 2A1A
01/25/45	0.460%	2,293,669	2,261,739
CMO Series 2005-AR8 Class 2A1A
07/25/45	0.440%	3,133,976	2,960,419
CMO Series 2005-AR9 Class A1A
07/25/45	0.470%	3,035,389	2,873,013
CMO Series 2006-AR4 Class 1A1A
05/25/46	1.064%	5,048,331	4,664,228
CMO Series 2006-AR5 Class A12A
06/25/46	1.104%	1,490,718	1,480,548
CMO Series 2007-HY1 Class 4A1
02/25/37	2.395%	3,942,002	3,493,714
CMO Series 2007-HY3 Class 1A1
03/25/37	2.067%	1,587,680	1,319,615
Washington Mutual Mortgage Pass-Through Certificates (c)(e)
CMO Series 2007-OA3 Class 5A
04/25/47	1.959%	2,863,783	2,099,766
CMO Series 2007-OC2 Class A3
06/25/37	0.460%	6,356,746	4,832,335
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2006-AR17 Class A1 (c)(e)
10/25/36	2.611%	3,167,241	3,001,983
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $187,752,417)			$203,918,089

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 1.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K020 Class A2 (e)
05/25/22	2.373%	$7,685,000	$7,540,052
Federal National Mortgage Association (c)(e)
Series 2012-M12 Class 1A
08/25/22	2.840%	8,588,154	8,758,239
Series 2012-M15 Class A
10/25/22	2.656%	7,709,786	7,730,266
Federal National Mortgage Association (e)
09/01/20	3.584%	5,484,827	5,869,269
12/01/20	3.762%	4,686,922	5,068,619
11/01/20	3.375%	5,407,261	5,747,460
04/01/21	4.378%	5,748,150	6,359,720
06/01/21	4.425%	6,908,678	7,661,507
10/01/22	2.646%	7,030,847	7,001,548
04/01/23	2.460%	8,179,882	8,015,639
12/01/20	3.522%	5,778,470	6,167,803
Total Commercial Mortgage-Backed Securities - Agency (Cost: $77,525,139)			$75,920,122

Commercial Mortgage-Backed Securities - Non-Agency 5.0%
Aventura Mall Trust Series 2013-AVM Class D (a)(c)(e)
12/05/32	3.743%	810,000	806,458
Banc of America Commercial Mortgage Trust Series 2007-4 Class AM (c)(e)
02/10/51	5.822%	2,300,000	2,580,779
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4 (c)(e)
09/10/47	5.177%	6,180,000	6,484,550
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (c)(e)
05/15/46	5.772%	4,833,102	5,357,619
Citigroup Commercial Mortgage Trust (e)
Series 2006-C5 Class A4
10/15/49	5.431%	1,588,000	1,727,958
Series 2013-GC11 Class AS
04/10/46	3.422%	2,200,000	2,200,261
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (c)(e)
07/15/44	5.228%	809,362	844,454
Commercial Mortgage Trust (a)(c)(e)
Series 2013-CR8 Class B
06/10/46	3.970%	5,500,000	5,621,809
Commercial Mortgage Trust (c)(e)
Series 2005-C6 Class A5A
06/10/44	5.116%	4,588,744	4,754,274
Commercial Mortgage Trust (e)
Series 2013-LC6 Class AM
01/10/46	3.282%	1,235,000	1,227,875

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (c)(e)
06/15/39	5.676%	$1,742,995	$1,897,090
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (a)(c)(e)
09/18/39	5.467%	1,442,939	1,542,532
DBRR Trust (a)(c)(e)
Series 2013-EZ2 Class A
02/25/45	0.853%	3,511,467	3,507,065
DBRR Trust (a)(e)
Series 2012-EZ1 Class A
09/25/45	0.946%	562,389	562,459
09/25/45	1.393%	581,000	580,326
09/25/45	2.062%	2,574,943	2,577,787
DBUBS Mortgage Trust Series 2011-LC3A Class A2 (e)
08/10/44	3.642%	5,200,000	5,469,162
FREMF Mortgage Trust Series 2014-K714 Class B (a)(c)(e)
01/25/47	3.856%	1,000,000	1,030,946
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (c)(e)
06/10/48	4.772%	651,000	663,012
GS Mortgage Securities Trust (c)(e)
Series 2007-GG10 Class A4
08/10/45	5.803%	2,481,501	2,758,370
Series 2007-GG10 Class AM
08/10/45	5.803%	1,470,000	1,552,538
GS Mortgage Securities Trust (e)
Series 2011-GC5 Class A4
08/10/44	3.707%	5,000,000	5,285,385
General Electric Capital Assurance Co. (a)(c)(e)
Series 2003-1 Class A4
05/12/35	5.254%	579,535	597,685
Series 2003-1 Class A5
05/12/35	5.743%	1,704,000	1,946,251
Greenwich Capital Commercial Funding Corp. (c)(e)
Series 2006-GG7 Class AM
07/10/38	5.820%	2,095,000	2,276,607
Greenwich Capital Commercial Funding Corp. (e)
Series 2007-GG11 Class A4
12/10/49	5.736%	5,475,000	6,108,587
Series 2007-GG9 Class A4
03/10/39	5.444%	4,885,000	5,347,649
JPMBB Commercial Mortgage Securities Trust Series 2013-C15 Class B (e)
11/15/45	4.927%	4,400,000	4,816,713
JPMorgan Chase Commercial Mortgage Securities Trust (c)(e)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	887,558	904,638
Series 2005-LDP5 Class A3
12/15/44	5.266%	4,020,400	4,058,976
Series 2006-LDP6 Class ASB
04/15/43	5.490%	1,183,864	1,205,917

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (e)
Series 2005-CB12 Class A4
09/12/37	4.895%	$4,650,000	$4,798,284
Series 2005-LDP2 Class A3
07/15/42	4.697%	485,777	490,528
Series 2006-LDP8 Class A4
05/15/45	5.399%	5,261,505	5,678,153
Series 2006-LDP9 Class AM
05/15/47	5.372%	2,670,000	2,820,366
LB-UBS Commercial Mortgage Trust (c)(e)
Series 2006-C4 Class AM
06/15/38	5.855%	700,000	761,361
LB-UBS Commercial Mortgage Trust (e)
Series 2006-C1 Class A4
02/15/31	5.156%	1,187,000	1,252,807
Series 2007-C2 Class A3
02/15/40	5.430%	6,598,465	7,258,411
Merrill Lynch/Countrywide Commercial Mortgage Trust (c)(e)
Series 2007-6 Class A4
03/12/51	5.485%	3,885,000	4,277,933
Series 2007-8 Class A3
08/12/49	5.896%	5,075,000	5,684,807
Morgan Stanley Capital I Trust (c)(e)
Series 2006-T23 Class A4
08/12/41	5.808%	7,095,000	7,737,381
Series 2007-IQ15 Class A4
06/11/49	5.909%	6,021,344	6,691,904
Series 2007-IQ16 Class AM
12/12/49	6.091%	3,000,000	3,386,499
Series 2007-T27 Class A4
06/11/42	5.654%	4,589,000	5,133,301
Morgan Stanley Capital I Trust (e)
Series 2007-IQ16 Class A4
12/12/49	5.809%	1,000,000	1,111,617
Morgan Stanley Re-Remic Trust (a)(c)(e)
Series 2009-GG10 Class A4B
08/12/45	5.803%	2,220,000	2,442,446
Series 2010-GG10 Class A4A
08/15/45	5.803%	4,583,047	5,075,299
Series 2010-GG10 Class A4B
08/12/45	5.803%	1,410,000	1,551,283
ORES LLC Series 2014-LV3 Class A (a)(e)
03/27/24	3.000%	2,763,401	2,763,611
Rialto Real Estate Fund LP (a)(e)
Series 2013-LT2 Class A (a)(e)
05/22/28	2.833%	505,793	505,665
Series 2013-LT3 Class A
06/20/28	2.500%	487,583	487,583
Series 2014-LT5 Class A
05/15/24	2.850%	1,495,000	1,495,045
SMA Issuer I LLC Series 2012-LV1 Class A (a)(e)
08/20/25	3.500%	86,428	86,437
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (c)(e)
08/15/39	5.562%	296,723	302,130

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class AS (e)
04/10/46	3.469%	$800,000	$801,594
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class AS (a)(e)
01/10/45	5.154%	3,600,000	4,058,402
WF-RBS Commercial Mortgage Trust (e)
Series 2011-C5 Class A4
11/15/44	3.667%	4,885,000	5,138,248
Series 2012-C6 Class AS
04/15/45	3.835%	5,500,000	5,748,242
Series 2012-C7 Class A2
06/15/45	3.431%	7,495,000	7,699,754
Series 2012-C8 Class A3
08/15/45	3.001%	2,880,000	2,880,749
Series 2013-C18 Class A2
12/15/46	3.027%	1,440,000	1,498,476
Wachovia Bank Commercial Mortgage Trust (c)(e)
Series 2005-C20 Class A7
07/15/42	5.118%	4,310,089	4,470,726
Series 2006-C23 Class A4
01/15/45	5.418%	3,959,241	4,179,664
Series 2006-C24 Class A3
03/15/45	5.558%	1,547,000	1,648,952
Series 2006-C27 Class AM
07/15/45	5.795%	1,595,000	1,733,763
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A4 (c)(e)
07/15/46	4.218%	5,090,000	5,476,863
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $206,075,179)			$203,424,016

Asset-Backed Securities - Agency 1.2%
Small Business Administration Participation Certificates
Series 2012-20C Class 1
03/01/32	2.510%	523,923	517,240
Series 2012-20G Class 1
07/01/32	2.380%	477,538	462,107
Series 2012-20J Class 1
10/01/32	2.180%	880,656	849,371
Series 2012-20L Class 1
12/01/32	1.930%	641,412	610,471
Series 2013-20A Class 1
01/01/33	2.130%	1,273,399	1,225,239
Series 2013-20B Class 1
02/01/33	2.210%	5,274,876	5,087,721
Series 2013-20C Class 1
03/01/33	2.220%	4,097,384	3,956,616
Series 2013-20D Class 1
04/01/33	2.080%	4,591,696	4,396,588
Series 2013-20E Class 1
05/01/33	2.070%	1,824,601	1,740,518
Series 2013-20F Class 1
06/01/33	2.450%	2,594,409	2,546,433

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
Series 2013-20G Class 1
07/01/33	3.150%	$1,278,838	$1,306,068
Series 2013-20H Class 1
08/01/33	3.160%	4,872,684	4,983,655
Series 2013-20I Class 1
09/01/33	3.620%	2,464,269	2,585,384
Series 2013-20K Class 1
11/01/33	3.380%	1,526,662	1,572,292
Series 2013-20L Class 1
12/01/33	3.380%	4,090,000	4,229,711
Series 2014-20A Class 1
01/01/34	3.460%	2,300,000	2,393,334
Series 2014-20B Class 1
02/01/34	3.230%	1,525,000	1,547,832
Series 2014-20C Class 1
03/01/34	3.210%	2,700,000	2,737,257
Series 2014-20D Class 1
04/01/34	3.110%	4,225,000	4,294,797
Series 2014-20E Class 1
05/01/34	3.000%	2,910,000	2,968,520
Total Asset-Backed Securities - Agency (Cost: $49,935,859)			$50,011,154

Asset-Backed Securities - Non-Agency 7.8%
ARES CLO Ltd. Series 2014-1A Class B (a)(b)(c)
04/17/24	1.000%	3,070,000	3,018,117
ARI Fleet Lease Trust (a)
Series 2014-A Class A2
11/15/22	0.810%	760,000	759,904
ARI Fleet Lease Trust (a)(c)
Series 2012-A Class A
03/15/20	0.701%	1,312,505	1,314,577
Academic Loan Funding Trust Series 2012-1A Class A2 (a)(c)
12/27/44	1.250%	3,500,000	3,557,618
Access Group, Inc. Series 2005-2 Class A3 (c)
11/22/24	0.408%	1,751,042	1,722,097
Ally Auto Receivables Trust Series 2013-2 Class A3
01/15/18	0.790%	3,660,000	3,665,231
Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	1,195,000	1,198,275
Ally Master Owner Trust (c)
Series 2014-2 Class A
01/16/18	0.521%	1,825,000	1,825,000
American Express Credit Account Master Trust Series 2013-3 Class A
05/15/19	0.980%	2,715,000	2,722,999
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W2 Class A2B1 (c)
10/25/35	0.350%	2,657,822	2,644,357

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Atrium X Series 10A Class B1 (a)(c)
07/16/25	1.879%	$1,250,000	$1,226,357
BA Credit Card Trust Series 2014-A2 Class A (c)
09/16/19	0.421%	2,350,000	2,351,767
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	2,605,000	2,608,815
Barclays Dryrock Issuance Trust Series 2014-2 Class A (c)
03/16/20	0.491%	2,080,000	2,080,000
Beacon Container Finance LLC Series 2012-1A Class A (a)
09/20/27	3.720%	2,507,422	2,560,800
Brazos Higher Education Authority Series 2005-1 Class 1A3 (c)
09/26/22	0.343%	2,750,000	2,733,955
CIT Education Loan Trust Series 2007-1 Class B (a)(c)
06/25/42	0.533%	1,260,599	1,162,341
Cabela’s Master Credit Card Trust Series 2014-1 Class A (c)
03/16/20	0.501%	540,000	540,181
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	8,215,000	8,229,558
CarMax Auto Owner Trust Series 2014-2 Class A2
04/17/17	0.460%	2,670,000	2,669,101
Chase Issuance Trust
Series 2013-A8 Class A8
10/15/18	1.010%	8,060,000	8,089,403
Chase Issuance Trust (c)
Series 2014-A3 Class A3
05/15/18	0.351%	2,800,000	2,800,337
Series 2014-A4 Class A4
04/16/18	0.359%	2,965,000	2,965,059
Chesapeake Funding LLC Series 2012-2A Class A (a)(c)
05/07/24	0.602%	1,102,098	1,103,777
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6
09/07/18	1.320%	9,065,000	9,162,503
Citicorp Residential Mortgage Securities Trust Series 2007-2 Class A3
06/25/37	5.764%	240,212	240,572
Countrywide Asset-Backed Certificates Series 2005-1 Class MV3 (c)
07/25/35	0.632%	3,505,000	3,400,229
Countrywide Home Equity Loan Trust Series 2007-S2 Class A6 (NPFGC) (c)
05/25/37	5.779%	1,038,060	1,028,569

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Countrywiide Home Equity Loan Trust Series 2007-S2 Class A3 (NPFGC) (c)
05/25/37	5.813%	$639,596	$615,315
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB7 Class AF3
11/25/35	4.158%	2,198,820	2,187,692
Series 2007-CB1 Class AF3
01/25/37	4.224%	5,240,345	2,860,432
Cronos Containers Program Ltd. (a)
Series 2012-1A Class A
05/18/27	4.210%	1,200,000	1,201,170
Series 2012-2A Class A
09/18/27	3.810%	2,500,000	2,537,823
Crown Castle Towers LLC Senior Secured (a)
01/15/37	5.495%	2,000,000	2,166,310
Dryden Senior Loan Fund Series 2014-33A Class B (a)(c)
07/15/26	2.227%	2,900,000	2,881,019
EFS Volunteer No. 2 LLC Series 2012-1 Class A2 (a)(c)
03/25/36	1.502%	2,700,000	2,762,695
Education Loan Asset-Backed Trust I Series 2013-1 Class A2 (a)(c)
04/26/32	0.950%	4,650,000	4,646,273
Educational Funding of the South, Inc. Series 2011-1 Class A2 (c)
04/25/35	0.879%	6,000,000	5,988,876
Educational Services of America, Inc. Series 2012-2 Class A (a)(c)
04/25/39	0.880%	3,026,303	3,051,101
First Franklin Mortgage Loan Trust (c)
Series 2006-FF18 Class A2D
12/25/37	0.360%	5,130,839	3,129,042
Series 2007-FF2 Class A2B
03/25/37	0.252%	7,278,811	4,531,468
Ford Credit Auto Lease Trust Series 2014-A Class A2B (c)
10/15/16	0.331%	1,990,000	1,989,616
Ford Credit Auto Owner Trust Series 2013-D Class A3
04/15/18	0.670%	3,800,000	3,798,855
GE Business Loan Trust (a)(c)
Series 2004-1 Class A
05/15/32	0.441%	1,400,187	1,351,344
Series 2004-2A Class A
12/15/32	0.371%	1,371,445	1,315,362
GE Dealer Floorplan Master Note Trust Series 2011-1 Class A (c)
07/20/16	0.749%	1,415,000	1,415,785
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (a)
08/24/16	0.590%	1,160,000	1,160,301

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Goal Capital Funding Trust Series 2006-1 Class B (c)
08/25/42	0.677%	$1,604,568	$1,457,912
HLSS Servicer Advance Receivables Backed Notes (a)
Series 2013-T2 Class A2
05/16/44	1.147%	1,325,000	1,325,026
Series 2013-T4 Class AT4
08/15/44	1.183%	2,100,000	2,101,050
HSBC Home Equity Loan Trust Series 2007-3 Class APT (c)
11/20/36	1.349%	4,620,226	4,627,692
Henderson Receivables LLC Series 2013-3A Class A (a)
01/17/73	4.080%	2,936,289	3,061,128
Hertz Fleet Lease Funding LP Series 2014-1 Class A (a)(c)
04/10/28	0.550%	1,235,000	1,235,000
Higher Education Funding I Series 2014-1 Class A (a)(c)
05/25/34	1.277%	4,186,942	4,186,925
Honda Auto Receivables Owner Trust Series 2013-4 Class A3
09/18/17	0.690%	3,605,000	3,611,955
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (a)(c)
05/15/18	0.501%	3,370,000	3,378,694
ING Investment Management CLO V Ltd. Series 2007-5A Class A1A (a)(c)
05/01/22	0.455%	7,042,000	6,932,877
Invitation Homes Trust Series 2014-SFR1 Class C (a)(c)
06/17/31	2.251%	1,750,000	1,755,304
JPMorgan Mortgage Acquisition Corp. Series 2007-CH1 Class AV4 (c)
11/25/36	0.282%	3,072,119	3,050,989
Long Beach Mortgage Loan Trust Series 2005-1 Class M1 (c)
02/25/35	0.900%	267,640	267,250
MAPS CLO Fund II, Ltd. Series 2007-2A Class A1 (a)(c)
07/20/22	0.468%	2,875,000	2,789,181
Mercedes-Benz Auto Lease Trust
Series 2013-B Class A3
07/15/16	0.620%	3,025,000	3,029,322
Mercedes-Benz Auto Lease Trust (c)
Series 2014-A Class A2B
06/15/16	0.331%	2,715,000	2,712,365
Mid-State Capital Corp. Trust Series 2006-1 Class A (a)
10/15/40	5.787%	1,630,876	1,717,251
Mid-State Trust VII Series 7 Class A
10/15/36	6.340%	2,124,031	2,231,477

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Montana Higher Education Student Assistance Corp. Series 2012-1 Class A3 (c)
07/20/43	1.199%	$3,000,000	$2,975,920
Mountain View CLO III Ltd. (a)(c)
Series 2007-3A Class A1
04/16/21	0.444%	6,748,812	6,706,679
Series 2007-3A Class A2
04/16/21	0.569%	310,000	300,264
Nationstar Home Equity Loan Trust Series 2007-B Class 2AV3 (c)
04/25/37	0.400%	7,509,000	5,788,208
Nelnet Student Loan Trust (a)(c)
Series 2012-5A Class A
10/27/36	0.750%	3,511,384	3,522,958
Series 2014-2A Class A1
06/25/21	0.430%	2,887,603	2,887,601
Series 2014-4A Class A2
11/25/43	1.098%	4,210,000	4,210,000
Nelnet Student Loan Trust (c)
Series 2008-3 Class A4
11/25/24	1.877%	4,270,000	4,487,531
Newcastle Mortgage Securities Trust Series 2006-1 Class A3 (c)
03/25/36	0.330%	783,235	775,905
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	1,700,000	1,704,689
Nissan Auto Receivables Owner Trust Series 2013-C Class A3
08/15/18	0.670%	5,539,000	5,538,917
Nomad CLO Ltd. Series 2013-1A Class A1 (a)(c)
01/15/25	1.426%	3,275,000	3,241,281
OHA Credit Partners VIII Ltd. (a)(c)
Series 2013-8A Class A
04/20/25	1.348%	1,500,000	1,480,759
Series 2013-8A Class B
04/20/25	1.878%	2,000,000	1,956,352
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WWF1 Class M2 (c)
12/25/34	1.170%	2,917,024	2,919,953
Park Place Securities, Inc. Series 2005-WCW1 Class A3D (c)
09/25/35	0.490%	369,433	368,729
Porsche Innovative Lease Owner Trust Series 2013-1 Class A3 (a)
08/22/16	0.700%	2,600,000	2,605,374
Race Point VIII CLO Ltd. Series 2013-8A Class A (a)(c)
02/20/25	1.479%	3,150,000	3,127,635
Residential Asset Mortgage Products Trust Series 2006-RS3 Class A3 (c)
05/25/36	0.350%	1,217,708	1,169,986

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
SG Mortgage Securities Trust Series 2005-OPT1 Class A3 (c)
10/25/35	0.500%	$2,695,275	$2,621,759
SLC Student Loan Trust Series 2006-2 Class A5 (c)
09/15/26	0.333%	4,000,000	3,922,440
SLM Private Education Loan Trust Series 2013-B Class A2B (a)(c)
06/17/30	1.251%	1,200,000	1,208,890
SLM Student Loan Trust (a)(c)
Series 2003-12 Class A5
09/15/22	0.513%	8,454,636	8,455,904
SLM Student Loan Trust (c)
Series 2004-8 Class B
01/25/40	0.689%	788,585	718,045
Series 2005-4 Class A3
01/25/27	0.349%	8,595,000	8,491,370
Series 2007-6 Class B
04/27/43	1.079%	1,126,454	1,026,127
Series 2008-2 Class B
01/25/29	1.429%	1,165,000	1,057,018
Series 2008-3 Class B
04/25/29	1.429%	1,165,000	1,075,959
Series 2008-4 Class A4
07/25/22	1.879%	4,250,000	4,477,235
Series 2008-4 Class B
04/25/29	2.079%	1,165,000	1,160,904
Series 2008-5 Class B
07/25/29	2.079%	1,165,000	1,179,042
Series 2008-6 Class B
07/25/29	2.079%	1,165,000	1,149,284
Series 2008-7 Class B
07/25/29	2.079%	1,165,000	1,170,582
Series 2008-8 Class B
10/25/29	2.479%	1,165,000	1,229,457
Series 2008-9 Class B
10/25/29	2.479%	1,165,000	1,221,113
Series 2011-1 Class A2
10/25/34	1.300%	3,285,000	3,378,025
Series 2012-7 Class A3
05/26/26	0.800%	4,000,000	4,000,000
Series 2014-2 Class A1
07/25/19	0.400%	2,256,847	2,256,406
SMART Trust Series 2012-1USA Class A4A (a)
12/14/17	2.010%	1,349,000	1,372,167
SVO VOI Mortgage LLC Series 2012-AA Class A (a)
09/20/29	2.000%	1,340,497	1,341,123
Santander Drive Auto Receivables Trust Series 2014-2 Class A2B (c)
07/17/17	0.471%	2,145,000	2,145,000
Scholar Funding Trust Series 2011-A Class A (a)(c)
10/28/43	1.128%	1,426,402	1,432,080

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Selene Non-Performing Loans LLC Series 2014-1A Class A (a)(b)
05/25/54	2.981%	$750,000	$750,000
Seneca Park CLO Ltd. (a)(b)(c)(j)
Series 2014-1A Class A
07/17/26	0.000%	1,920,000	1,918,969
Series 2014-1A Class B1
07/17/26	0.000%	1,075,000	1,071,402
Small Business Administration Participation Certificates Series 2012-20I Class 1
09/01/32	2.200%	1,447,408	1,396,256
Symphony CLO Ltd. (a)(c)(j)
Series 2014-14A Class A2
07/14/26	1.480%	3,600,000	3,582,000
Series 2014-14A Class B1
07/14/26	2.050%	1,540,000	1,540,000
Symphony CLO V Ltd. Series 2007-5A Class A1 (a)(c)
01/15/24	0.976%	3,525,208	3,483,670
TAL Advantage LLC (a)
Series 2014-2A Class A1
05/20/39	1.700%	1,185,000	1,185,741
TAL Advantage LLC (a)(c)
Series 2006-1A
04/20/21	0.341%	891,250	881,712
Triton Container Finance LLC Series 2012-1A Class A (a)
05/14/27	4.210%	1,680,000	1,681,435
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3
04/20/18	0.700%	3,510,000	3,512,021
WaMu Asset-Backed Certificates Series 2007-HE1 Class 2A3 (c)
01/25/37	0.300%	6,734,753	4,066,074
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (a)
05/15/17	0.700%	1,180,000	1,179,916
World Financial Network Credit Card Master Trust Series 2014-A Class A (c)
12/15/19	0.531%	1,880,000	1,882,609
Total Asset-Backed Securities - Non-Agency (Cost: $307,466,149)			$316,433,852

Inflation-Indexed Bonds 2.8%
UNITED STATES 2.8%
U.S. Treasury Inflation-Indexed Bond
07/15/14	2.000%	22,590,913	22,762,600
04/15/15	0.500%	9,178,895	9,318,726
04/15/16	0.125%	26,061,562	26,745,678
04/15/17	0.125%	23,600,323	24,394,993
01/15/24	0.625%	23,287,270	24,180,546
01/15/28	1.750%	1,353,216	1,563,810

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds (continued)
UNITED STATES (CONTINUED)
02/15/44	1.375%	$5,195,059	$5,680,880
Total			114,647,233
Total Inflation-Indexed Bonds (Cost: $113,673,166)			$114,647,233

U.S. Treasury Obligations 7.2%
U.S. Treasury
10/31/15	0.250%	13,000,000	13,011,674
02/29/16	0.250%	19,253,000	19,243,975
04/15/16	0.250%	3,000,000	2,995,665
05/31/16	1.750%	7,500,000	7,705,665
09/30/17	0.625%	17,400,000	17,216,482
11/30/17	0.625%	3,250,000	3,207,090
11/30/18	1.250%	5,500,000	5,468,634
09/30/19	1.000%	11,000,000	10,639,926
10/31/19	1.250%	22,400,000	21,936,253
05/15/22	1.750%	800,000	773,125
02/15/36	4.500%	2,700,000	3,296,533
05/15/43	2.875%	10,900,000	10,004,156
11/15/43	3.750%	13,500,000	14,647,500
02/15/44	3.625%	59,526,300	63,135,082
U.S. Treasury (h)
04/30/17	0.875%	75,000,000	75,246,075
04/30/19	1.625%	25,706,400	25,848,993
Total U.S. Treasury Obligations (Cost: $292,095,400)			$294,376,828

U.S. Government & Agency Obligations 8.4%
Federal Home Loan Banks (c)
05/26/28	0.750%	8,870,000	8,827,128
Federal Home Loan Banks (k)
Discount Notes
06/06/14	0.000%	15,290,000	15,289,878
07/02/14	0.000%	16,140,000	16,139,582
Federal National Mortgage Association
10/22/15	0.500%	7,660,000	7,692,111
02/12/18	8.950%	9,612,000	12,248,716
Federal National Mortgage Association (b)
07/18/28	2.500%	12,495,000	12,661,433
Residual Funding Corp. (k)
STRIPS
10/15/19	0.000%	22,229,000	20,091,215
10/15/20	0.000%	4,625,000	4,025,489
STRIPS Senior Unsecured
07/15/20	0.000%	3,822,000	3,356,469
U.S. Treasury
01/15/17	0.750%	16,882,000	16,934,756
01/31/21	2.125%	11,465,000	11,572,484
05/15/24	2.500%	133,098,000	133,597,118
U.S. Treasury (b)
05/31/19	1.500%	80,970,000	80,856,136
Total U.S. Government & Agency Obligations (Cost: $342,030,297)			$343,292,515

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(l) 1.9%
ARGENTINA —%
Argentina Boden Bonds
10/03/15	7.000%	$180,000	$174,600
Argentina Republic Government International Bond Senior Unsecured (c)
12/31/38	2.500%	900,000	378,000
Provincia de Buenos Aires Senior Unsecured
01/26/21	10.875%	250,000	231,875
Total			784,475
ARMENIA —%
Republic of Armenia Senior Unsecured (a)
09/30/20	6.000%	200,000	211,498
BAHRAIN —%
Bahrain Government International Bond Senior Unsecured (a)
08/01/23	6.125%	200,000	226,000
BELIZE —%
Belize Government International Bond Senior Unsecured (c)
02/20/38	5.000%	26,000	18,135
BOLIVIA —%
Bolivian Government International Bond Senior Unsecured (a)
10/29/22	4.875%	200,000	200,000
BRAZIL 0.4%
Brazilian Government International Bond
Senior Unsecured
01/17/17	6.000%	4,000,000	4,458,000
01/20/34	8.250%	773,000	1,079,301
01/07/41	5.625%	2,087,000	2,245,362
Centrais Eletricas Brasileiras SA Senior Unsecured
10/27/21	5.750%	200,000	202,600
Petrobras Global Finance BV
05/20/23	4.375%	2,500,000	2,388,687
Petrobras Global Finance BV (c)
05/20/16	1.849%	2,225,000	2,224,999
Petrobras International Finance Co.
01/27/21	5.375%	300,000	311,391
01/27/41	6.750%	1,820,000	1,892,904
Total			14,803,244

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)
CHILE —%
Chile Government International Bond Senior Unsecured
10/30/22	2.250%	$730,000	$689,850
Codelco Senior Unsecured (a)
07/17/22	3.000%	200,000	193,157
Empresa Nacional del Petroleo Senior Unsecured (a)
08/10/20	5.250%	100,000	108,213
Total			991,220
CHINA —%
Sinopec Group Overseas Development 2013 Ltd. (a)
10/17/23	4.375%	200,000	209,383
COLOMBIA 0.1%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	2,192,000	2,624,067
Corporación Andina de Fomento
06/15/22	4.375%	400,000	426,042
Senior Unsecured
06/04/19	8.125%	1,400,000	1,761,274
Total			4,811,383
CROATIA —%
Hrvatska Elektroprivreda Senior Unsecured
11/09/17	6.000%	200,000	212,250
EL SALVADOR —%
El Salvador Government International Bond Senior Unsecured
01/30/25	5.875%	50,000	49,800
FRANCE 0.2%
Electricite de France SA (a)(c)
12/31/49	5.625%	3,771,000	3,911,470
Subordinated Notes
12/31/49	5.250%	2,470,000	2,539,160
Total			6,450,630
HUNGARY —%
Hungary Government International Bond
Senior Unsecured
02/19/18	4.125%	70,000	72,469
03/29/21	6.375%	300,000	341,767
Total			414,236

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)
ICELAND —%
Iceland Government International Bond
06/16/16	4.875%	$100,000	$104,851
INDONESIA 0.1%
Indonesia Government International Bond
Senior Unsecured
01/17/18	6.875%	100,000	114,875
03/04/19	11.625%	200,000	274,250
Majapahit Holding BV
01/20/20	7.750%	200,000	234,260
PT Pertamina Persero
Senior Unsecured
05/03/22	4.875%	200,000	200,260
PT Pertamina Persero (a)
Senior Unsecured
05/20/23	4.300%	200,000	190,750
Perusahaan Penerbit SBSN (a)
03/15/19	6.125%	1,500,000	1,674,375
Total			2,688,770
IRELAND —%
Russian Railways via RZD Capital PLC Senior Unsecured
04/05/22	5.700%	200,000	204,750
ISRAEL —%
Israel Electric Corp., Ltd. Senior Secured (a)
02/10/17	6.700%	200,000	218,250
ITALY —%
Republic of Italy Senior Unsecured
09/27/23	6.875%	1,270,000	1,601,854
KAZAKHSTAN —%
KazMunayGas National Co. JSC Senior Unsecured (a)
04/30/23	4.400%	200,000	197,712
MEXICO 0.3%
Mexico Government International Bond
Senior Unsecured
03/19/19	5.950%	220,000	256,300
01/15/20	5.125%	200,000	225,500
03/15/22	3.625%	1,500,000	1,554,750
03/08/44	4.750%	620,000	632,400
Pemex Project Funding Master Trust
03/05/20	6.000%	5,965,000	6,803,082

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)
MEXICO (CONTINUED)
Petroleos Mexicanos
07/18/18	3.500%	$55,000	$57,118
05/03/19	8.000%	300,000	370,050
Petroleos Mexicanos (c)
07/18/18	2.248%	75,000	77,906
Total			9,977,106
MOROCCO —%
Morocco Government International Bond Senior Unsecured
12/11/22	4.250%	200,000	200,450
NORWAY 0.2%
Kommunalbanken AS Senior Unsecured (a)
05/23/18	1.125%	8,860,000	8,769,805
PAKISTAN —%
Pakistan Government International Bond (a)
04/15/19	7.250%	200,000	205,250
PERU —%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%	150,000	199,312
PHILIPPINES —%
Philippine Government International Bond Senior Unsecured
10/23/34	6.375%	100,000	129,625
Power Sector Assets & Liabilities Management Corp.
11/02/16	6.875%	200,000	224,750
05/27/19	7.250%	200,000	241,500
Total			595,875
POLAND —%
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	1,450,000	1,625,812
QATAR 0.1%
Nakilat, Inc. Senior Secured (a)
12/31/33	6.067%	1,723,000	1,862,908
ROMANIA —%
Romanian Government International Bond (a)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)
ROMANIA (CONTINUED)
01/22/24	4.875%	$18,000	$19,163
01/22/44	6.125%	12,000	13,639
Total			32,802
RUSSIAN FEDERATION 0.1%
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (a)
11/27/23	6.000%	200,000	202,632
Gazprom OAO Via Gaz Capital SA
Senior Unsecured
04/23/19	9.250%	400,000	483,000
04/28/34	8.625%	350,000	425,688
08/16/37	7.288%	240,000	262,800
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (a)
07/25/18	5.100%	200,000	200,250
Russian Foreign Bond - Eurobond Senior Unsecured (c)
03/31/30	7.500%	266,465	309,366
VTB Bank OJSC Via VTB Capital SA
Senior Unsecured
04/12/17	6.000%	200,000	207,500
02/22/18	6.315%	200,000	210,250
VTB Bank OJSC/Capital SA Subordinated Notes (a)
10/17/22	6.950%	400,000	405,000
Total			2,706,486
SRI LANKA —%
Sri Lanka Government International Bond Senior Unsecured
10/04/20	6.250%	180,000	191,025
SUPRA-NATIONAL —%
African Export-Import Bank Senior Unsecured
07/27/16	5.750%	300,000	319,209
TRINIDAD AND TOBAGO —%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured
05/08/22	6.000%	166,667	177,292
TURKEY 0.1%
Turkey Government International Bond
01/14/41	6.000%	975,000	1,045,687
Senior Unsecured
09/26/16	7.000%	200,000	221,000
03/30/21	5.625%	900,000	983,250

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l) (continued)
TURKEY (CONTINUED)
Turkiye Vakiflar Bankasi Tao Senior Unsecured (a)
04/15/18	3.750%	$200,000	$196,660
Total			2,446,597
UNITED ARAB EMIRATES —%
ADCB Finance (Cayman) Ltd. Bank Guaranteed
03/06/23	4.500%	200,000	203,000
DP World Ltd. Senior Unsecured (a)
07/02/37	6.850%	100,000	112,600
Emirate of Dubai Government Bonds Senior Unsecured
01/30/43	5.250%	200,000	189,250
Total			504,850
UNITED KINGDOM 0.2%
Lloyds Banking Group PLC (c)
12/31/49	7.500%	8,122,000	8,700,692
URUGUAY —%
Uruguay Government International Bond
11/18/22	8.000%	100,000	130,000
VENEZUELA 0.1%
Petroleos de Venezuela SA
11/02/17	8.500%	3,000,000	2,760,000
Total Foreign Government Obligations (Cost: $74,474,463)			$75,803,912

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.1%
California 0.2%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	$655,000	$797,849
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
11/01/21	5.700%	350,000	418,513
03/01/22	6.650%	750,000	908,017
03/01/40	7.625%	800,000	1,166,080

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Taxable-Various Purpose
Series 2010
03/01/19	6.200%	$2,700,000	$3,226,581
Total			6,517,040
Florida —%
State Board of Administration Finance Corp. Revenue Bonds Series 2013A
07/01/16	1.298%	1,290,000	1,305,674
Illinois 0.3%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	425,000	509,949
State of Illinois
Revenue Bonds
Series 2013
Sales Tax
06/15/28	3.350%	2,500,000	2,352,375
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
07/01/21	6.200%	1,000,000	1,129,230
Taxable Build America Bonds
Series 2010
02/01/35	6.630%	4,265,000	4,866,194
Taxable Pension
Series 2003
06/01/18	4.350%	4,000,000	4,268,440
Taxable Pension Bonds
Series 2003
06/01/33	5.100%	1,500,000	1,506,225
Total			14,632,413
Kentucky 0.1%
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	4,846,695	5,046,040
New York 0.1%
New York State Urban Development Corp. Revenue Bonds State Personal Income Tax Series 2013
03/15/22	3.200%	2,650,000	2,714,316

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Ohio 0.1%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	$2,160,000	$2,194,927
Puerto Rico 0.1%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A (m)
07/01/35	8.000%	875,000	780,920
Puerto Rico Electric Power Authority (m)
Revenue Bonds
Series 2007 TT
07/01/32	5.000%	2,545,000	1,579,707
07/01/37	5.000%	710,000	435,265
Puerto Rico Sales Tax Financing Corp. (m)
1st Subordinated Revenue Bonds
Series 2010C
08/01/41	5.250%	860,000	682,427
Revenue Bonds
First Subordinated Series 2009A-1
08/01/43	5.250%	705,000	555,991
First Subordinated Series 2009B
08/01/44	6.500%	285,000	258,920
Total			4,293,230
Texas 0.2%
City of Houston Refunding Limited General Obligation Bonds Taxable Pension Series 2009-A
03/01/32	6.290%	5,415,000	6,688,662
Total Municipal Bonds (Cost: $42,185,526)			$43,392,302

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 1.0%
Banking 0.9%
Citigroup Capital XIII (c)
10/30/40	7.875%	$421,350	$11,544,990
HSBC Holdings PLC
12/31/49	8.000%	141,550	3,831,759
M&T Bank Corp. (c)
12/31/49	6.375%	435	438,284
12/31/49	6.375%	3,950	4,078,375
PNC Financial Services Group, Inc. (The) (c)
12/31/49	6.125%	144,700	3,919,923
State Street Corp. (c)
12/31/49	5.900%	125,000	3,266,250

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)
Banking (continued)
U.S. Bancorp (c)
12/31/49	6.500%	$179,750	$5,203,762
Wells Fargo & Co. (c)
12/31/49	5.850%	195,250	5,080,405
Total			37,363,748
Building Materials —%
Stanley Black & Decker, Inc.
07/25/52	5.750%	60,250	1,512,275
Property & Casualty 0.1%
Allstate Corp. (The)
12/31/49	6.625%	30,000	788,700
Allstate Corp. (The) (c)
01/15/53	5.100%	78,900	1,979,601
Total			2,768,301
Total Preferred Debt (Cost: $41,219,677)			$41,644,324

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.7%
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan (c)(n)
02/28/19	6.500%	$144,728	$145,949
Chemicals —%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan (c)(n)
02/01/20	4.000%	93,295	93,200
Construction Machinery 0.1%
North American Lifting Holdings, Inc. 1st Lien Term Loan (c)(n)
12/02/20	5.500%	1,496,250	1,509,342
Diversified Manufacturing —%
Gardner Denver, Inc. Term Loan (c)(n)
07/30/20	4.250%	62,496	62,425

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric —%
Calpine Corp. Term Loan (c)(n)
04/01/18	4.000%	$1,492,308	$1,494,636
Environmental —%
STI Infrastructure SARL Term Loan (c)(n)
08/22/20	6.250%	995,000	985,050
Food and Beverage 0.3%
HJ Heinz Co. (c)(n)
Tranche B1 Term Loan
06/07/19	3.250%	6,239,478	6,240,164
Tranche B2 Term Loan
06/05/20	3.500%	4,853,860	4,877,547
Windsor Quality Food Co., Ltd. Tranche B Term Loan (c)(n)
02/16/17	5.000%	997,500	991,685
Total			12,109,396
Gaming —%
Golden Nugget, Inc. (c)(n)
Term Loan
11/06/19	5.500%	698,250	713,737
Unfunded Senior Loan Commitment
11/06/19	5.500%	299,250	305,888
Total			1,019,625
Gas Distributors —%
Power Buyer LLC 1st Lien Unfunded Senior Loan Commitment (c)(n)
05/06/20	3.765%	70,993	70,017
Powerteam Services Term Loan (c)(n)
05/06/20	4.250%	1,326,280	1,308,044
Total			1,378,061
Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (c)(n)
03/20/20	8.500%	90,000	89,888
CHS/Community Health Systems, Inc. Tranche D Term Loan (c)(n)
01/17/21	4.250%	42,892	43,120
ConvaTec, Inc. Term Loan (c)(n)
12/22/16	4.000%	39,954	39,987

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
MPH Acquisition Holdings LLC Tranche B Term Loan (c)(n)
03/06/21	4.000%	$855	$848
U.S. Renal Care, Inc. (c)(n)
1st Lien Tranche B-2 Term Loan
07/03/19	4.250%	291,716	292,080
2nd Lien Term Loan
01/03/20	10.250%	193,000	195,895
United Surgical Partners International, Inc. Tranche B Term Loan (c)(n)
04/03/19	4.750%	73,591	74,235
Total			736,053
Independent Energy —%
MEG Energy Corp. Term Loan (c)(n)
03/31/20	3.750%	1,492,369	1,495,638
Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (c)(n)
12/28/20	6.250%	36,000	36,450
Playa Resorts Holdings Term Loan (c)(n)
08/09/19	4.000%	50,745	50,808
Total			87,258
Metals 0.1%
Arch Coal, Inc. Term Loan (c)(n)
05/16/18	6.250%	145,262	142,866
Murray Energy Corp. Term Loan (c)(n)
11/21/19	5.250%	1,500,000	1,516,170
Total			1,659,036
Other Industry —%
Gim Channelview Cogen LLC Tranche B Term Loan (c)(n)
05/02/20	4.250%	928,500	929,660
Interline Brands, Inc. 1st Lien Term Loan (c)(n)
03/17/21	4.000%	45,000	44,719
Northeast Wind Capital II Tranche B Term Loan (c)(n)
11/07/20	5.000%	482,244	487,067
Total			1,461,446

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty —%
Asurion LLC (c)(n)
2nd Lien Term Loan
03/03/21	8.500%	$208,000	$213,460
Tranche B-1 Term Loan
05/24/19	5.000%	286,066	286,995
Total			500,455
Retailers —%
Men’s Wearhouse, Inc. Tranche B Term Loan (c)(n)
04/16/21	4.500%	65,000	65,162
Neiman Marcus Group, Inc. (The) Term Loan (c)(n)
10/25/20	4.250%	120,396	120,035
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan (c)(n)
08/21/20	5.750%	148,000	150,929
Total			336,126
Technology 0.1%
Applied Systems, Inc. (c)(n)
1st Lien Term Loan
01/25/21	4.250%	12,968	12,992
2nd Lien Term Loan
01/24/22	7.500%	15,000	15,248
Avago Technologies Ltd. Term Loan (b)(c)(n)
05/06/21	3.750%	139,000	139,347
Blue Coat Systems, Inc. 2nd Lien Term Loan (c)(n)
06/26/20	6.500%	160,000	161,600
First Data Corp. Tranche B Term Loan (c)(n)
09/24/18	4.250%	1,500,000	1,501,395
ION Trading Technologies SARL 2nd Lien Term Loan (c)(n)
05/22/21	8.250%	202,933	203,948
Interactive Data Corp. Term Loan (c)(n)
05/02/21	4.750%	89,000	89,612
Total			2,124,142
Wirelines 0.1%
Level 3 Financing, Inc. Tranche B-3 Term Loan (c)(n)
08/01/19	4.000%	1,500,000	1,501,500
Total Senior Loans (Cost: $28,657,814)			$28,699,338

Issuer		Shares	Value

Common Stocks —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Lone Pine Resources Canada Ltd. (i)(j)(o)		3,118	$7,499
Lone Pine Resources Canada Ltd. (i)(j)(p)		25,000	—
Lone Pine Resources, Inc., Class A (i)(j)(o)(p)		3,118	—
Total			7,499
TOTAL ENERGY			7,499
Total Common Stocks (Cost: $7,499)			$7,499

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 1.0%
United States 1.0%
U.S. Treasury Bill (h)
08/14/14	0.030%	$179,000	$178,988
08/21/14	0.030%	41,240,000	41,237,031
Total			41,416,019
Total Treasury Bills (Cost: $41,416,165)			$41,416,019

	Shares	Value

Money Market Funds 7.0%
Columbia Short-Term Cash Fund, 0.088% (q)(r)	284,851,947	$284,851,947
Total Money Market Funds (Cost: $284,851,947)		$284,851,947
Total Investments
(Cost: $4,335,246,441) (s)		$4,418,600,472(t)
Other Assets & Liabilities, Net		(345,603,998)
Net Assets		$4,072,996,474

Investments in Derivatives Futures Contracts Outstanding at May 31, 2014

At May 31, 2014, securities totaling $4,722,286 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO 90 DAY	665	USD	165,693,063	03/2015	82,048	—
EURO 90 DAY	(665)	USD	(164,388,000)	03/2016	—	(263,828)
US 2YR NOTE	1,754	USD	385,468,915	09/2014	72,140	—
US 5YR NOTE	241	USD	28,861,632	09/2014	68,048	—
US 10YR NOTE	72	USD	9,037,125	09/2014	24,722	—
US 10YR NOTE	(2,632)	USD	(330,357,138)	09/2014	—	(1,407,125)
US LONG BOND	(411)	USD	(56,499,656)	09/2014	—	(422,942)
US ULTRA T-BOND	145	USD	21,790,781	09/2014	283,067	—
US ULTRA T-BOND	(112)	USD	(16,831,500)	09/2014	—	(353,735)
Total					530,025	(2,447,630)

Credit Default Swap Contracts Outstanding at May 31, 2014

At May 31, 2014, securities and cash totaling $2,000,000 were pledged as collateral to cover open credit default swap contracts. In addition, securities and cash totaling $138,000 were received from broker as collateral to cover open credit default swap contracts.

At May 31, 2014, securities totaling $4,200,469 were pledged as collateral to cover open centrally cleared credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	D.R. Horton, Inc.	12/20/2018	1.000	1,155,000	24,257	(47,955)	(2,310)	—	(26,008)
Barclays	Limited Brands, Inc.	12/20/2018	1.000	6,050,000	94,603	(192,466)	(12,100)	—	(109,962)
Barclays	Marriott International, Inc.	3/20/2019	1.000	195,000	(5,249)	4,515	(390)	—	(1,124)
Barclays	Safeway, Inc.	3/20/2019	1.000	740,000	62,602	(80,134)	(1,480)	—	(19,012)
Barclays	Telecom Italia SPA	9/20/2018	1.000	1,080,000	28,963	(91,327)	(2,160)	—	(64,524)
Citibank	CDX Emerging Markets Index 20-V1	12/20/2018	5.000	3,665,000	(390,494)	224,287	(36,650)	—	(202,857)
Citibank	H.J. Heinz Company	9/20/2018	1.000	2,970,000	16,364	(81,282)	(5,940)	—	(70,858)
Citibank	Marriott International, Inc.	6/20/2019	1.000	5,280,000	(142,482)	133,454	(10,560)	—	(19,588)
Citibank	McDonald’s Corp.	6/20/2019	1.000	2,870,000	(114,354)	115,823	(5,740)	—	(4,270)
Citibank	Morgan Stanley	6/20/2019	1.000	6,770,000	(87,839)	88,333	(13,540)	—	(13,046)
Citibank	Safeway, Inc.	3/20/2019	1.000	740,000	62,602	(80,134)	(1,480)	—	(19,012)
Goldman Sachs International	Bank of America Corp.	12/20/2018	1.000	11,600,000	(193,641)	70,694	(23,200)	—	(146,147)
Goldman Sachs International	Barclays Bank, PLC	6/20/2019	1.000	8,070,000	(144,837)	89,119	(16,140)	—	(71,858)
Goldman Sachs International	CDX Emerging Markets Index 20-V1	12/20/2018	5.000	6,735,000	(717,593)	476,158	(67,350)	—	(308,785)
Goldman Sachs International	Citigroup, Inc.	12/20/2018	1.000	6,065,000	(98,758)	44,937	(12,130)	—	(65,951)
Goldman Sachs International	Citigroup, Inc.	3/20/2019	1.000	6,265,000	(97,905)	51,667	(12,530)	—	(58,768)
Goldman Sachs International	H.J. Heinz Company	12/20/2018	1.000	5,360,000	55,468	(131,358)	(10,720)	—	(86,610)
Goldman Sachs International	Home Depot, Inc.	3/20/2019	1.000	10,475,000	(372,194)	343,118	(20,950)	—	(50,026)
Goldman Sachs International	Home Depot, Inc.	6/20/2019	1.000	6,815,000	(238,294)	238,294	—	—	—
Goldman Sachs International	Nucor Corp.	6/20/2019	1.000	4,080,000	(83,581)	89,126	(8,160)	—	(2,615)
Goldman Sachs International	Safeway, Inc.	3/20/2019	1.000	1,475,000	124,781	(143,095)	(2,950)	—	(21,264)
Goldman Sachs International	Safeway, Inc.	6/20/2019	1.000	2,000,000	192,488	(181,335)	(4,000)	7,153	—
Goldman Sachs International	Textron, Inc.	3/20/2019	1.000	6,100,000	(61,231)	(43,929)	(12,200)	—	(117,360)
Goldman Sachs International	Toll Brothers, Inc.	12/20/2018	1.000	13,510,000	261,471	(548,714)	(27,020)	—	(314,263)
JPMorgan	Barclays Bank, PLC	6/20/2019	1.000	170,000	(3,051)	2,888	(340)	—	(503)
JPMorgan	D.R. Horton, Inc.	12/20/2018	1.000	10,420,000	218,839	(424,499)	(20,840)	—	(226,500)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 21-V1	12/20/2018	5.000	63,236,250	(1,607,316)	—	(632,363)	—	(2,239,679)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2018	1.000	7,065,000	(78,537)	—	(14,130)	—	(92,667)
Morgan Stanley	Safeway, Inc.	3/20/2019	1.000	740,000	62,602	(80,134)	(1,480)	—	(19,012)
Total								7,153	(4,372,269)

*Centrally cleared swap contract

Interest Rate Swap Contracts Outstanding at May 31, 2014

At May 31, 2014, securities totaling $340,591 were pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.825	3/4/2017	USD	20,535,000	(73)	—	(43,688)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.831	3/7/2017	USD	61,900,000	(373)	—	(138,235)
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	1.628	3/7/2019	USD	37,705,000	(400)	293,434	—
Total								293,434	(181,923)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the value of these securities amounted to $548,311,281 or 13.46% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	Variable rate security.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2014, the value of these securities amounted to $43,500, which represents less than 0.01% of net assets.

(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(g)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(h)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(i)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2014 was $3,372,380, representing 0.08% of net assets. Information concerning such security holdings at May 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
RALI Trust
CMO IO Series 2006-QS18 Class 1AV
12/25/36 0.410%	05-04-2012	1,325,237
RALI Trust
CMO IO Series 2006-QS9 Class 1AV
07/25/36 0.600%	05-09-2012	1,020,203
RALI Trust
CMO IO Series 2007-QS1 Class 2AV
01/25/37 0.178%	05-07-2012	616,216
Lone Pine Resources Canada Ltd.
Common Stock	02-05-2014	7,499
Lone Pine Resources Canada Ltd.
Common Stock	02-05-2014	—
Lone Pine Resources, Inc., Class A
Common Stock	02-05-2014	—

(j)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $8,119,870, which represents 0.20% of net assets.

(k)	Zero coupon bond.
(l)	Principal and interest may not be guaranteed by the government.
(m)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At May 31, 2014, the value of these securities amounted to $4,293,230 or 0.11% of net assets.

(n)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of May 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)	Non-income producing.
(p)	Negligible market value.
(q)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(r)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	324,817,096	1,346,499,602	(1,386,464,751)	284,851,947	194,061	284,851,947

(s)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $4,335,246,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$104,616,000
Unrealized Depreciation	(21,262,000)
Net Unrealized Appreciation	$83,354,000

(t)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Airlines	—	32,072,788	8,351,274	40,424,062
All Other Industries	—	1,459,312,273	—	1,459,312,273
Residential Mortgage-Backed Securities - Agency	—	801,024,987	—	801,024,987
Residential Mortgage-Backed Securities - Non-Agency	—	193,160,318	10,757,771	203,918,089
Commercial Mortgage-Backed Securities - Agency	—	75,920,122	—	75,920,122
Commercial Mortgage-Backed Securities - Non-Agency	—	196,271,255	7,152,761	203,424,016
Asset-Backed Securities - Agency	—	50,011,154	—	50,011,154
Asset-Backed Securities - Non-Agency	—	304,553,364	11,880,488	316,433,852
Inflation-Indexed Bonds	—	114,647,233	—	114,647,233
U.S. Treasury Obligations	294,376,828	—	—	294,376,828
U.S. Government & Agency Obligations	242,960,494	68,902,561	—	311,863,055
Foreign Government Obligations	—	75,803,912	—	75,803,912
Municipal Bonds	—	43,392,302	—	43,392,302
Preferred Debt	41,644,324	—	—	41,644,324
Total Bonds	578,981,646	3,415,072,269	38,142,294	4,032,196,209
Equity Securities
Common Stocks
Energy	—	—	7,499	7,499
Total Equity Securities	—	—	7,499	7,499
Short-Term Securities
U.S. Government & Agency Obligations	—	31,429,460	—	31,429,460
Treasury Bills	41,416,019	—	—	41,416,019
Total Short-Term Securities	41,416,019	31,429,460	—	72,845,479
Other
Senior Loans
Environmental	—	—	985,050	985,050
Health Care	—	540,158	195,895	736,053
Lodging	—	—	87,258	87,258
Other Industry	—	44,719	1,416,727	1,461,446
All Other Industries	—	25,429,531	—	25,429,531
Total Other	—	26,014,408	2,684,930	28,699,338
Mutual Funds
Money Market Funds	284,851,947	—	—	284,851,947
Total Mutual Funds	284,851,947	—	—	284,851,947
Investments in Securities	905,249,612	3,472,516,137	40,834,723	4,418,600,472
Derivatives
Assets
Futures Contracts	530,025	—	—	530,025
Swap Contracts	—	300,587	—	300,587
Liabilities
Futures Contracts	(2,447,630)	—	—	(2,447,630)
Swap Contracts	—	(4,554,192)	—	(4,554,192)
Total	903,332,007	3,468,262,532	40,834,723	4,412,429,262

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Agency ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	Common Stocks ($)	Senior Loans ($)	Total ($)
Balance as of August 31, 2013	15,912,047	6,000,000	21,637,909	11,968,147	5,015,284	—	—	60,533,387
Accrued discounts/premiums	(77,101)	—	(2,033)	—	41,714	—	(654)	(38,074)
Realized gain (loss)	175,337	—	26,882	789	215,005	(1)	(592)	417,420
Change in unrealized appreciation (depreciation)(a)	374,524	—	155,950	15,684	(105,366)	—	29	440,821
Sales	(4,784,240)	—	(2,817,168)	(2,278,388)	(5,210,118)	—	(92,011)	(15,181,925)
Purchases	2,075,617	—	4,072,309	—	11,923,969	7,500	2,548,618	20,628,013
Transfers into Level 3	—	—	—	5,292,565	—	—	229,540	5,522,105
Transfers out of Level 3	(5,324,910)	(6,000,000)	(12,316,078)	(7,846,036)	—	—	—	(31,487,024)
Balance as of May 31, 2014	8,351,274	—	10,757,771	7,152,761	11,880,488	7,499	2,684,930	40,834,723

(a)Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2014 was $513,421, which is comprised of

Corporate Bonds & Notes of $374,524, Residential Mortgage-Backed Securities — Non-Agency of $166,665, Commercial Mortgage-Backed

Securities — Non-Agency of $15,684, Asset-Backed Securities—Non-Agency of ($43,481) and Senior Loans of $29.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the closing prices of similar securities from the issuer and quoted bids from market participants.

Certain corporate bonds, senior loans,  residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Active Portfolios® Multi-Manager Small Cap Equity Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
CONSUMER DISCRETIONARY 10.2%
Auto Components 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	73,000	$1,353,420
Dorman Products, Inc. (a)	66,450	3,530,488
Motorcar Parts of America, Inc. (a)	47,240	1,125,257
Tenneco, Inc. (a)	31,000	1,976,250
Tower International, Inc. (a)	110,628	3,389,642
Total		11,375,057

Automobiles 0.4%
Thor Industries, Inc.	52,048	3,122,880

Diversified Consumer Services 0.7%
Grand Canyon Education, Inc. (a)	78,500	3,457,925
Nord Anglia Education, Inc. (a)	80,000	1,440,000
Total		4,897,925

Hotels, Restaurants & Leisure 1.1%
Del Frisco’s Restaurant Group, Inc. (a)	64,500	1,742,145
Domino’s Pizza, Inc.	14,051	1,017,995
Jack in the Box, Inc.	20,258	1,169,494
Life Time Fitness, Inc. (a)	19,372	1,030,590
Sonic Corp. (a)	129,076	2,684,781
Total		7,645,005

Household Durables 0.7%
Helen of Troy Ltd. (a)	27,000	1,564,920
KB Home	80,000	1,318,400
La-Z-Boy, Inc.	34,780	849,328
Standard Pacific Corp. (a)	177,000	1,421,310
Total		5,153,958

Internet & Catalog Retail 0.2%
HomeAway, Inc. (a)	40,846	1,258,057

Leisure Products 0.2%
Nautilus, Inc. (a)	102,718	1,112,436

Media 1.6%
Carmike Cinemas, Inc. (a)	41,903	1,441,463
Cumulus Media, Inc. Class A (a)	150,358	950,263
Entravision Communications Corp., Class A	315,534	1,691,262
Gray Television, Inc. (a)	317,509	3,632,303
Lamar Advertising Co., Class A	21,489	1,060,267
Live Nation Entertainment, Inc. (a)	46,840	1,111,045

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
Morningstar, Inc.	22,700	$1,614,878
Total		11,501,481

Multiline Retail 0.2%
Big Lots, Inc. (a)	26,301	1,116,214

Specialty Retail 2.5%
Brown Shoe Co., Inc.	38,232	1,076,231
Cato Corp. (The), Class A	97,948	2,824,820
Chico’s FAS, Inc.	258,952	3,925,712
Finish Line, Inc., Class A (The)	196,314	5,628,322
Hibbett Sports, Inc. (a)	51,650	2,716,274
Sonic Automotive, Inc., Class A	39,000	1,026,480
Total		17,197,839

Textiles, Apparel & Luxury Goods 1.0%
G-III Apparel Group Ltd. (a)	17,467	1,280,681
Hanesbrands, Inc.	12,794	1,085,315
Movado Group, Inc.	34,245	1,311,241
Skechers U.S.A., Inc., Class A (a)	67,752	3,014,964
Total		6,692,201
TOTAL CONSUMER DISCRETIONARY		71,073,053

CONSUMER STAPLES 0.9%
Food & Staples Retailing 0.3%
Weis Markets, Inc.	48,261	2,286,124
Food Products 0.2%
Cal-Maine Foods, Inc.	16,494	1,150,621
Personal Products 0.4%
Medifast, Inc. (a)	49,200	1,546,356
Nu Skin Enterprises, Inc., Class A	19,100	1,410,344
Total		2,956,700
TOTAL CONSUMER STAPLES		6,393,445
ENERGY 8.1%
Energy Equipment & Services 3.2%
Basic Energy Services, Inc. (a)	107,007	2,910,591
C&J Energy Services, Inc. (a)	60,000	1,836,600
CARBO Ceramics, Inc.	26,075	3,587,138
Geospace Technologies Corp. (a)	61,100	3,098,992
Helix Energy Solutions Group, Inc. (a)	69,000	1,613,220

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Hornbeck Offshore Services, Inc. (a)	19,000	$859,560
Patterson-UTI Energy, Inc.	41,993	1,389,548
Pioneer Energy Services Corp. (a)	150,334	2,390,311
Precision Drilling Corp.	238,419	3,089,910
Tesco Corp.	78,000	1,661,400
Total		22,437,270
Oil, Gas & Consumable Fuels 4.9%
Athlon Energy, Inc. (a)	80,350	3,492,011
Callon Petroleum Co. (a)	108,274	1,142,291
Clayton Williams Energy, Inc. (a)	11,144	1,388,431
Contango Oil & Gas Co. (a)	75,000	3,224,250
Delek U.S. Holdings, Inc.	44,000	1,367,080
Diamondback Energy, Inc. (a)	19,775	1,492,617
Goodrich Petroleum Corp. (a)	55,000	1,595,000
Gulfport Energy Corp. (a)	25,000	1,538,250
Matador Resources Co. (a)	137,725	3,426,598
Pacific Ethanol, Inc. (a)	105,851	1,379,238
Parsley Energy, Inc., Class A (a)	63,984	1,520,900
PDC Energy, Inc. (a)	78,293	5,025,627
Rex Energy Corp. (a)	131,060	2,605,473
Sanchez Energy Corp. (a)	50,102	1,725,012
Stone Energy Corp. (a)	34,561	1,534,163
Targa Resources Corp.	13,793	1,585,643
Total		34,042,584
TOTAL ENERGY		56,479,854
FINANCIALS 18.9%
Banks 6.6%
Associated Banc-Corp.	184,353	3,176,402
Community Bank System, Inc.	54,000	1,917,540
First Midwest Bancorp, Inc.	164,062	2,624,992
FirstMerit Corp.	75,000	1,400,250
Hancock Holding Co.	72,394	2,445,469
Independent Bank Corp.	49,000	1,773,800
National Penn Bancshares, Inc.	247,455	2,543,838
Old National Bancorp	205,204	2,776,410
PacWest Bancorp	28,876	1,167,168
PrivateBancorp, Inc.	60,000	1,602,600
Prosperity Bancshares, Inc.	30,000	1,743,900
Renasant Corp.	68,000	1,881,560
Sandy Spring Bancorp, Inc.	165,959	3,934,888
Sterling Bancorp	145,187	1,644,969
Susquehanna Bancshares, Inc.	128,000	1,264,640
Umpqua Holdings Corp.	157,383	2,607,836

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Union Bankshares Corp.	67,500	$1,685,475
Webster Financial Corp.	78,323	2,343,424
WesBanco, Inc.	83,021	2,444,138
Western Alliance Bancorp (a)	76,000	1,738,880
Wilshire Bancorp, Inc.	164,900	1,663,841
Wintrust Financial Corp.	30,000	1,307,400
Total		45,689,420
Capital Markets 2.0%
Apollo Investment Corp.	92,011	771,052
GAMCO Investors, Inc., Class A	50,457	3,839,778
ICG Group, Inc. (a)	62,213	1,201,955
Medley Capital Corp.	121,342	1,503,427
Piper Jaffray Companies (a)	56,827	2,502,093
Triplepoint Venture Growth BDC Corp.	33,847	528,690
Westwood Holdings Group, Inc.	58,800	3,455,088
Total		13,802,083
Consumer Finance 0.1%
Portfolio Recovery Associates, Inc. (a)	20,748	1,157,531
Diversified Financial Services 0.2%
PHH Corp. (a)	56,000	1,426,320
Insurance 2.8%
American Equity Investment Life Holding Co.	225,686	5,082,449
AMERISAFE, Inc.	47,000	1,809,970
Amtrust Financial Services, Inc.	51,500	2,199,050
Argo Group International Holdings Ltd.	37,643	1,823,803
CNO Financial Group, Inc.	101,000	1,629,130
Crawford & Co., Class B	140,290	1,374,842
First American Financial Corp.	66,568	1,865,236
Hilltop Holdings, Inc. (a)	75,000	1,556,250
Symetra Financial Corp.	94,000	1,959,900
Total		19,300,630
Real Estate Investment Trusts (REITs) 5.7%
Altisource Residential Corp.	43,500	1,213,215
American Assets Trust, Inc.	62,000	2,126,600
BioMed Realty Trust, Inc.	134,420	2,916,914
Brandywine Realty Trust	74,000	1,132,200
Colony Financial, Inc.	121,813	2,699,376
Columbia Property Trust, Inc.	48,677	1,279,718
Cousins Properties, Inc.	266,730	3,200,760
CubeSmart	78,000	1,422,720

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
FelCor Lodging Trust, Inc.	111,844	$1,100,545
First Industrial Realty Trust, Inc.	97,000	1,798,380
Geo Group, Inc. (The)	31,000	1,054,310
Glimcher Realty Trust	302,778	3,336,613
Hersha Hospitality Trust	474,654	3,004,560
Highwoods Properties, Inc.	39,500	1,602,910
Kilroy Realty Corp.	25,000	1,514,500
Kite Realty Group Trust	284,400	1,766,124
LaSalle Hotel Properties	35,000	1,154,650
NorthStar Realty Finance Corp.	87,332	1,445,345
Pennsylvania Real Estate Investment Trust	44,000	789,800
PennyMac Mortgage Investment Trust	46,000	971,520
QTS Realty Trust Inc., Class A	45,758	1,331,558
Sun Communities, Inc.	59,917	2,901,181
Total		39,763,499
Thrifts & Mortgage Finance 1.5%
EverBank Financial Corp.	80,000	1,524,000
MGIC Investment Corp. (a)	108,000	915,840
Oritani Financial Corp.	68,734	1,035,821
Provident Financial Services, Inc.	155,665	2,635,409
Radian Group, Inc.	287,015	4,138,756
Total		10,249,826
TOTAL FINANCIALS		131,389,309
HEALTH CARE 13.9%
Biotechnology 2.6%
Agios Pharmaceuticals, Inc. (a)	35,638	1,253,032
Anacor Pharmaceuticals, Inc. (a)	9,115	123,053
Cepheid (a)	31,435	1,416,147
Enanta Pharmaceuticals, Inc. (a)	32,247	1,224,741
Insmed, Inc. (a)	98,290	1,291,531
InterMune, Inc. (a)	40,060	1,587,177
Keryx Biopharmaceuticals, Inc. (a)	84,876	1,120,363
Ligand Pharmaceuticals, Inc. (a)	25,950	1,731,124
Novavax, Inc. (a)	248,823	1,171,956
NPS Pharmaceuticals, Inc. (a)	36,024	1,121,427
Ophthotech Corp. (a)	27,710	1,127,797
PTC Therapeutics, Inc. (a)	46,638	1,105,787
Repligen Corp. (a)	100,000	1,924,000
Retrophin, Inc. (a)	69,601	1,017,567
TESARO, Inc. (a)	37,475	998,334
Total		18,214,036

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 3.7%
Abaxis, Inc.	71,400	$2,950,248
Align Technology, Inc. (a)	73,775	4,028,853
Cantel Medical Corp.	101,350	3,521,912
Cardiovascular Systems, Inc. (a)	39,473	1,107,218
CONMED Corp.	49,094	2,204,321
Cyberonics, Inc. (a)	16,681	1,014,205
DexCom, Inc. (a)	31,364	1,058,849
Globus Medical, Inc., Class A (a)	52,629	1,272,569
Meridian Bioscience, Inc.	78,625	1,604,736
Neogen Corp. (a)	98,237	3,712,376
Staar Surgical Co. (a)	70,857	1,093,323
STERIS Corp.	19,878	1,063,871
Symmetry Medical, Inc. (a)	120,000	1,058,400
Total		25,690,881
Health Care Providers & Services 3.8%
Hanger, Inc. (a)	95,250	2,893,695
Health Net, Inc. (a)	28,180	1,126,637
Healthways, Inc. (a)	77,000	1,326,710
Kindred Healthcare, Inc.	121,888	3,025,260
LHC Group, Inc. (a)	43,000	875,910
LifePoint Hospitals, Inc. (a)	28,000	1,714,720
Mednax, Inc. (a)	19,272	1,110,645
Molina Healthcare, Inc. (a)	61,250	2,639,263
National Research Corp., Class A (a)	117,600	1,769,880
National Research Corp., Class B (a)	41,879	1,704,894
PharMerica Corp. (a)	59,200	1,606,688
Providence Service Corp. (The) (a)	40,266	1,618,693
RadNet, Inc. (a)	161,361	1,026,256
Select Medical Holdings Corp.	86,733	1,314,005
VCA, Inc. (a)	66,000	2,220,900
Total		25,974,156
Health Care Technology 1.8%
HealthStream, Inc. (a)	178,725	4,598,594
MedAssets, Inc. (a)	51,000	1,194,420
Medidata Solutions, Inc. (a)	64,475	2,493,248
Omnicell, Inc. (a)	162,400	4,308,472
Total		12,594,734
Life Sciences Tools & Services 1.0%
Charles River Laboratories International, Inc. (a)	20,574	1,102,355
ICON PLC (a)	100,265	4,238,201

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services (continued)
Techne Corp.	18,700	$1,641,673
Total		6,982,229
Pharmaceuticals 1.0%
BioDelivery Sciences International, Inc. (a)	140,058	1,340,355
Horizon Pharma, Inc. (a)	78,637	1,115,859
Lannett Co., Inc. (a)	32,241	1,347,029
Pacira Pharmaceuticals, Inc. (a)	20,117	1,561,280
Revance Therapeutics, Inc. (a)	45,699	1,439,062
Total		6,803,585
TOTAL HEALTH CARE		96,259,621
INDUSTRIALS 15.9%
Aerospace & Defense 0.8%
Astronics Corp. (a)	20,220	1,109,269
Curtiss-Wright Corp.	18,943	1,262,172
Exelis, Inc.	58,327	996,225
Hexcel Corp. (a)	21,760	893,248
Orbital Sciences Corp. (a)	47,292	1,238,105
Total		5,499,019
Air Freight & Logistics 0.1%
XPO Logistics, Inc. (a)	38,145	958,584
Airlines 1.0%
Alaska Air Group, Inc.	13,000	1,279,980
American Airlines Group, Inc. (a)	46,500	1,867,440
Spirit Airlines, Inc. (a)	71,414	4,218,425
Total		7,365,845
Building Products 1.5%
AAON, Inc.	152,500	4,758,000
Builders FirstSource, Inc. (a)	175,999	1,263,673
Simpson Manufacturing Co., Inc.	108,225	3,599,563
USG Corp. (a)	31,000	929,380
Total		10,550,616
Commercial Services & Supplies 1.1%
CECO Environmental Corp.	62,510	895,143
Deluxe Corp.	40,000	2,243,600
Rollins, Inc.	95,950	2,942,787
Steelcase, Inc., Class A	35,000	573,650

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
United Stationers, Inc.	23,000	$916,090
Total		7,571,270
Construction & Engineering 1.7%
Dycom Industries, Inc. (a)	28,182	838,415
EMCOR Group, Inc.	123,200	5,484,864
MasTec, Inc. (a)	73,889	2,660,004
Primoris Services Corp.	37,301	1,080,610
Tutor Perini Corp. (a)	50,572	1,549,020
Total		11,612,913
Electrical Equipment 0.7%
Acuity Brands, Inc.	9,152	1,148,667
Polypore International, Inc. (a)	25,254	1,122,540
Powell Industries, Inc.	19,324	1,194,803
Power Solutions International, Inc. (a)	17,235	1,344,158
Total		4,810,168
Industrial Conglomerates 0.8%
Raven Industries, Inc.	172,500	5,407,875
Machinery 4.1%
Barnes Group, Inc.	30,868	1,153,846
Greenbrier Companies, Inc. (The) (a)	26,975	1,497,112
Hyster-Yale Materials Handling, Inc.	28,699	2,413,012
ITT Corp.	27,129	1,184,995
LB Foster Co., Class A	83,309	4,255,424
Meritor, Inc. (a)	81,905	1,131,108
Mueller Industries, Inc.	84,752	2,442,553
Proto Labs, Inc. (a)	59,740	3,941,645
Standex International Corp.	15,231	1,124,657
Sun Hydraulics Corp.	131,100	4,840,212
Trinity Industries, Inc.	24,000	2,076,720
Wabash National Corp. (a)	110,000	1,505,900
Woodward, Inc.	25,692	1,148,432
Total		28,715,616
Professional Services 1.9%
Acacia Research Corp.	78,025	1,259,323
Advisory Board Co. (The) (a)	55,760	2,698,226
Korn/Ferry International (a)	148,623	4,513,681
Navigant Consulting, Inc. (a)	100,000	1,683,000
On Assignment, Inc. (a)	31,261	1,101,950
TrueBlue, Inc. (a)	68,270	1,857,627
Total		13,113,807

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 1.7%
Heartland Express, Inc.	130,978	$2,832,399
Old Dominion Freight Line, Inc. (a)	105,537	6,750,147
Swift Transportation Co. (a)	80,500	1,993,180
Total		11,575,726
Trading Companies & Distributors 0.5%
H&E Equipment Services, Inc. (a)	37,140	1,286,901
United Rentals, Inc. (a)	12,000	1,212,600
Watsco, Inc.	10,944	1,101,295
Total		3,600,796
TOTAL INDUSTRIALS		110,782,235
INFORMATION TECHNOLOGY 20.7%
Communications Equipment 1.0%
Arris Group, Inc. (a)	37,172	1,230,765
Aruba Networks, Inc. (a)	38,000	703,570
Calix, Inc. (a)	81,000	660,960
Ciena Corp. (a)	40,000	776,000
EchoStar Corp., Class A (a)	24,680	1,260,407
Finisar Corp. (a)	45,000	1,068,750
ShoreTel, Inc. (a)	148,283	1,032,050
Total		6,732,502
Electronic Equipment, Instruments & Components 3.2%
Anixter International, Inc.	70,839	7,296,417
Belden, Inc.	17,686	1,273,215
CDW Corp.	44,526	1,309,510
FARO Technologies, Inc. (a)	88,875	3,778,965
FEI Co.	11,769	982,123
FLIR Systems, Inc.	35,631	1,243,878
Insight Enterprises, Inc. (a)	34,600	940,428
Maxwell Technologies, Inc. (a)	85,176	1,478,656
Mesa Laboratories, Inc.	33,800	2,704,676
Rogers Corp. (a)	16,500	1,027,290
Total		22,035,158
Internet Software & Services 3.5%
CoStar Group, Inc. (a)	22,125	3,507,919
Dealertrack Technologies, Inc. (a)	26,375	1,047,351
Demandware, Inc. (a)	17,583	1,070,629
Endurance International Group Holdings, Inc. (a)	140,000	1,827,000
IntraLinks Holdings, Inc. (a)	107,159	933,355
NIC, Inc.	173,680	2,877,878

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Saba Software, Inc. (a)	88,438	$862,270
SciQuest, Inc. (a)	159,750	2,704,567
SPS Commerce, Inc. (a)	63,475	3,611,093
Stamps.com, Inc. (a)	105,750	3,417,840
Web.com Group, Inc. (a)	35,889	1,236,017
Yelp, Inc. (a)	13,600	899,640
Total		23,995,559
IT Services 2.0%
Acxiom Corp. (a)	134,386	3,054,594
CoreLogic, Inc. (a)	89,450	2,552,009
Global Cash Access Holdings, Inc. (a)	150,000	1,335,000
iGATE Corp. (a)	39,782	1,387,198
Sykes Enterprises, Inc. (a)	150,625	3,039,612
Unisys Corp. (a)	59,000	1,384,730
VeriFone Systems, Inc. (a)	31,970	1,048,936
Total		13,802,079
Semiconductors & Semiconductor Equipment 3.8%
Cavium, Inc. (a)	22,868	1,120,075
Fairchild Semiconductor International, Inc. (a)	70,000	1,026,900
GT Advanced Technologies, Inc. (a)	72,739	1,226,379
Hittite Microwave Corp.	42,300	2,487,240
Integrated Device Technology, Inc. (a)	219,179	2,915,081
Integrated Silicon Solution (a)	93,000	1,305,720
IXYS Corp.	99,000	1,119,690
Kulicke & Soffa Industries, Inc. (a)	136,000	1,916,240
Lattice Semiconductor Corp. (a)	177,224	1,401,842
Micrel, Inc.	95,000	1,011,750
NVE Corp. (a)	27,050	1,438,248
Pixelworks, Inc. (a)	192,887	1,199,757
Rudolph Technologies, Inc. (a)	48,000	455,040
Spansion, Inc., Class A (a)	77,889	1,483,785
SunEdison, Inc. (a)	159,395	3,138,488
Synaptics, Inc. (a)	28,638	1,949,675
Teradyne, Inc.	82,292	1,464,798
Total		26,660,708
Software 6.6%
ACI Worldwide, Inc. (a)	73,500	3,991,785
Advent Software, Inc.	113,375	3,430,727
Aspen Technology, Inc. (a)	28,148	1,210,083
AVG Technologies NV (a)	139,933	2,709,103
Blackbaud, Inc.	120,550	4,128,837
Bottomline Technologies de, Inc. (a)	142,500	4,106,850

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
BroadSoft, Inc. (a)	44,000	$949,080
Cadence Design Systems, Inc. (a)	64,856	1,082,447
Envivio, Inc. (a)	86,000	190,920
EPIQ Systems, Inc.	74,749	901,473
Exa Corp. (a)	68,407	682,702
FleetMatics Group PLC (a)	105,000	2,992,500
Manhattan Associates, Inc. (a)	43,005	1,395,942
Mentor Graphics Corp.	106,813	2,263,367
Netscout Systems, Inc. (a)	89,392	3,474,667
PROS Holdings, Inc. (a)	126,850	2,917,550
PTC, Inc. (a)	85,837	3,158,802
Tableau Software, Inc., Class A (a)	25,093	1,456,398
Tyler Technologies, Inc. (a)	47,825	3,736,567
Verint Systems, Inc. (a)	26,872	1,244,980
Total		46,024,780
Technology Hardware, Storage & Peripherals 0.6%
Electronics for Imaging, Inc. (a)	28,515	1,160,275
Stratasys Ltd. (a)	22,125	2,058,067
Super Micro Computer, Inc. (a)	53,653	1,153,540
Total		4,371,882
TOTAL INFORMATION TECHNOLOGY		143,622,668
MATERIALS 5.8%
Chemicals 2.2%
A. Schulman, Inc.	63,750	2,244,637
Axiall Corp.	27,500	1,270,775
Balchem Corp.	86,448	4,766,743
Cytec Industries, Inc.	25,825	2,565,714
OM Group, Inc.	39,500	1,216,600
PolyOne Corp.	44,024	1,766,683
Taminco Corp. (a)	83,810	1,785,991
Total		15,617,143
Containers & Packaging 0.5%
Berry Plastics Corp. (a)	46,544	1,098,904
Greif, Inc., Class A	40,521	2,213,257
Total		3,312,161
Metals & Mining 1.4%
AK Steel Holding Corp. (a)	150,000	918,000
Constellium NV (a)	75,000	2,185,500
Kaiser Aluminum Corp.	32,959	2,256,703
Materion Corp.	46,200	1,574,958

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Stillwater Mining Co. (a)	63,107	$1,060,828
Worthington Industries, Inc.	37,000	1,491,100
Total		9,487,089
Paper & Forest Products 1.7%
Boise Cascade Co. (a)	43,500	1,137,960
Clearwater Paper Corp. (a)	77,693	4,822,405
KapStone Paper and Packaging Corp. (a)	103,034	2,993,138
Neenah Paper, Inc.	39,500	1,926,810
PH Glatfelter Co.	41,432	1,090,490
Total		11,970,803
TOTAL MATERIALS		40,387,196
UTILITIES 2.8%
Electric Utilities 1.1%
Cleco Corp.	70,794	3,683,412
Portland General Electric Co.	74,791	2,473,338
UIL Holdings Corp.	42,000	1,552,740
Total		7,709,490
Gas Utilities 0.7%
New Jersey Resources Corp.	32,000	1,760,320
South Jersey Industries, Inc.	25,562	1,470,326
Southwest Gas Corp.	22,500	1,178,100
Total		4,408,746
Multi-Utilities 1.0%
Avista Corp.	132,317	4,142,846
Vectren Corp.	71,832	2,864,660
Total		7,007,506
TOTAL UTILITIES		19,125,742
Total Common Stocks (Cost: $565,587,065)		$675,513,123

	Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.088% (b)(c)	20,399,199	$20,399,199
Total Money Market Funds (Cost: $20,399,199)		$20,399,199

Total Investments
(Cost: $585,986,264) (d)	$695,912,322(e)
Other Assets & Liabilities, Net	(726,064)
Net Assets	$695,186,258

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,216,439	177,630,480	(177,447,720)	20,399,199	14,797	20,399,199

(d)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $585,986,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$122,865,000
Unrealized Depreciation	(12,939,000)
Net Unrealized Appreciation	$109,926,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	71,073,053	—	—	71,073,053
Consumer Staples	6,393,445	—	—	6,393,445
Energy	56,479,854	—	—	56,479,854
Financials	131,389,309	—	—	131,389,309
Health Care	96,259,621	—	—	96,259,621
Industrials	110,782,235	—	—	110,782,235
Information Technology	143,622,668	—	—	143,622,668
Materials	40,387,196	—	—	40,387,196
Utilities	19,125,742	—	—	19,125,742
Total Equity Securities	675,513,123	—	—	675,513,123
Mutual Funds
Money Market Funds	20,399,199	—	—	20,399,199
Total Mutual Funds	20,399,199	—	—	20,399,199
Total	695,912,322	—	—	695,912,322

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Balanced Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 63.9%
CONSUMER DISCRETIONARY 7.3%
Auto Components 1.0%
Delphi Automotive PLC	303,560	$20,963,854
Hotels, Restaurants & Leisure 0.9%
Aramark	314,890	8,306,798
Wynn Resorts Ltd.	42,606	9,159,012
Total		17,465,810
Media 4.0%
Comcast Corp., Class A	604,601	31,560,172
DIRECTV (a)	82,642	6,813,006
Discovery Communications, Inc., Class A (a)	175,555	13,510,713
Viacom, Inc., Class B	338,303	28,867,395
Total		80,751,286
Specialty Retail 0.7%
Lowe’s Companies, Inc.	181,352	8,538,052
Ulta Salon Cosmetics & Fragrance, Inc. (a)	65,205	5,535,905
Total		14,073,957
Textiles, Apparel & Luxury Goods 0.7%
Ralph Lauren Corp.	86,200	13,229,976
TOTAL CONSUMER DISCRETIONARY		146,484,883
CONSUMER STAPLES 7.4%
Beverages 1.7%
Diageo PLC, ADR	70,769	9,114,340
PepsiCo, Inc.	283,653	25,055,069
Total		34,169,409
Food & Staples Retailing 2.4%
CVS Caremark Corp.	421,360	33,000,915
Walgreen Co.	218,399	15,705,072
Total		48,705,987
Household Products 1.7%
Procter & Gamble Co. (The)	405,924	32,794,600
Tobacco 1.6%
Philip Morris International, Inc.	361,989	32,050,506
TOTAL CONSUMER STAPLES		147,720,502

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.2%
Energy Equipment & Services 1.9%
Cameron International Corp. (a)	212,095	$13,563,475
Halliburton Co.	372,115	24,053,514
Total		37,616,989
Oil, Gas & Consumable Fuels 4.3%
Canadian Natural Resources Ltd.	348,630	14,178,782
Chevron Corp.	266,721	32,750,672
ConocoPhillips	145,264	11,612,404
Kinder Morgan, Inc.	328,729	10,976,261
Newfield Exploration Co. (a)	162,440	5,925,811
Noble Energy, Inc.	160,928	11,598,081
Total		87,042,011
TOTAL ENERGY		124,659,000
FINANCIALS 10.2%
Banks 6.1%
Bank of America Corp.	591,255	8,951,601
Citigroup, Inc.	802,952	38,196,427
JPMorgan Chase & Co.	814,693	45,272,490
Wells Fargo & Co.	607,416	30,844,584
Total		123,265,102
Capital Markets 1.8%
BlackRock, Inc.	75,306	22,960,799
Goldman Sachs Group, Inc. (The)	82,200	13,136,382
Total		36,097,181
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B (a)	210,435	27,007,228
Insurance 0.9%
Aon PLC	198,632	17,864,962
TOTAL FINANCIALS		204,234,473
HEALTH CARE 9.1%
Biotechnology 1.3%
Celgene Corp. (a)	151,011	23,109,214
Vertex Pharmaceuticals, Inc. (a)	46,185	3,337,328
Total		26,446,542
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	617,395	24,701,974
Covidien PLC	290,030	21,204,093
Total		45,906,067

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 1.4%
Cardinal Health, Inc.	236,231	$16,684,996
CIGNA Corp.	130,184	11,687,919
Total		28,372,915
Health Care Technology 0.3%
IMS Health Holdings, Inc. (a)	266,235	6,448,212
Pharmaceuticals 3.8%
Johnson & Johnson	319,895	32,456,547
Perrigo Co. PLC	88,605	12,245,211
Pfizer, Inc.	463,930	13,746,246
Salix Pharmaceuticals Ltd. (a)	83,665	9,544,503
Zoetis, Inc.	253,495	7,782,296
Total		75,774,803
TOTAL HEALTH CARE		182,948,539
INDUSTRIALS 7.8%
Aerospace & Defense 2.5%
Honeywell International, Inc.	314,798	29,323,434
United Technologies Corp.	173,834	20,202,987
Total		49,526,421
Air Freight & Logistics 0.4%
FedEx Corp.	57,932	8,351,477
Commercial Services & Supplies 0.8%
Tyco International Ltd.	345,101	15,060,208
Construction & Engineering 0.3%
Jacobs Engineering Group, Inc. (a)	91,145	5,019,355
Electrical Equipment 1.4%
Eaton Corp. PLC	391,951	28,882,869
Industrial Conglomerates 1.3%
General Electric Co.	1,001,510	26,830,453
Professional Services 0.5%
Nielsen NV	217,922	10,516,916
Road & Rail 0.6%
Kansas City Southern	105,265	11,318,093
TOTAL INDUSTRIALS		155,505,792

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 13.3%
Communications Equipment 0.9%
QUALCOMM, Inc.	239,994	$19,307,517
Internet Software & Services 2.6%
eBay, Inc. (a)	210,361	10,671,614
Google, Inc., Class A (a)	41,049	23,465,661
Google, Inc., Class C (a)	32,079	17,995,677
Total		52,132,952
IT Services 1.1%
MasterCard, Inc., Class A	287,825	22,004,221
Semiconductors & Semiconductor Equipment 1.6%
Broadcom Corp., Class A	644,550	20,541,809
Skyworks Solutions, Inc.	256,278	11,099,400
Total		31,641,209
Software 2.6%
Electronic Arts, Inc. (a)	527,361	18,526,192
Intuit, Inc.	253,305	20,084,553
Microsoft Corp.	328,229	13,437,695
Total		52,048,440
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	110,830	70,155,390
EMC Corp.	534,055	14,184,501
Hewlett-Packard Co.	189,246	6,339,741
Total		90,679,632
TOTAL INFORMATION TECHNOLOGY		267,813,971
MATERIALS 0.7%
Chemicals 0.6%
Dow Chemical Co. (The)	251,222	13,093,691
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. (a)	73,730	1,046,966
TOTAL MATERIALS		14,140,657
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.	769,019	38,420,189
TOTAL TELECOMMUNICATION SERVICES		38,420,189
Total Common Stocks (Cost: $939,397,089)		$1,281,928,006

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 10.1%
Aerospace & Defense 0.1%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$46,000	$44,390
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	38,000	40,375
Bombardier, Inc. (b)
Senior Unsecured
04/15/19	4.750%	39,000	39,487
03/15/20	7.750%	31,000	35,030
10/15/22	6.000%	45,000	45,787
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	52,000	55,380
L-3 Communications Corp.
02/15/21	4.950%	1,250,000	1,390,652
TransDigm, Inc.
10/15/20	5.500%	4,000	4,020
07/15/21	7.500%	35,000	38,588
TransDigm, Inc. (b)(c)
Senior Subordinated Notes
07/15/22	6.000%	9,000	9,068
07/15/24	6.500%	64,000	64,960
Total			1,767,737
Automotive 0.1%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	28,000	29,400
03/15/21	6.250%	43,000	45,849
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	136,000	148,580
Delphi Corp.
05/15/21	6.125%	90,000	100,237
Ford Motor Credit Co. LLC Senior Unsecured
01/16/18	2.375%	1,475,000	1,504,175
General Motors Co. Senior Unsecured (b)
10/02/23	4.875%	61,000	63,898
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	19,000	19,950
Total			1,912,089
Banking 1.8%
Ally Financial, Inc.
02/15/17	5.500%	54,000	58,658
01/27/19	3.500%	31,000	31,233
03/15/20	8.000%	116,000	140,650
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	1,100,000	1,285,747

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Barclays Bank PLC Senior Unsecured
05/15/24	3.750%	$2,000,000	$2,023,660
Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	2,920,000	3,488,077
Branch Banking & Trust Co. Senior Unsecured (d)
12/01/16	0.657%	2,000,000	2,004,562
Capital One Financial Corp. Senior Unsecured
07/15/21	4.750%	1,695,000	1,889,767
Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	2,660,000	3,076,918
Comerica, Inc. Senior Unsecured
05/23/19	2.125%	1,900,000	1,906,840
Fifth Third Bancorp Senior Unsecured
03/15/22	3.500%	1,700,000	1,751,250
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/18/18	5.950%	2,300,000	2,621,282
HSBC Holdings PLC Senior Unsecured
04/05/21	5.100%	1,850,000	2,108,399
ING Bank NV Senior Unsecured (b)(d)
09/25/15	1.873%	1,575,000	1,602,837
Morgan Stanley
04/01/18	6.625%	2,225,000	2,605,873
PNC Financial Services Group, Inc. (The) Senior Unsecured
11/09/22	2.854%	2,175,000	2,123,383
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	113,000	129,385
The Royal Bank of Scotland PLC
08/24/20	5.625%	1,625,000	1,869,647
U.S. Bank Subordinated Notes (d)
04/29/20	3.778%	1,950,000	2,001,228
Wells Fargo & Co. Subordinated Notes
02/13/23	3.450%	3,000,000	2,980,461
Total			35,699,857

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage 0.1%
Bank of America Corp. Senior Unsecured
04/25/18	6.875%	$2,100,000	$2,485,972
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	64,000	69,520
Nuveen Investments, Inc. (b)
Senior Unsecured
10/15/17	9.125%	16,000	17,360
10/15/20	9.500%	68,000	80,750
Total			2,653,602
Building Materials —%
Allegion US Holding Co., Inc. (b)
10/01/21	5.750%	76,000	80,370
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	78,000	80,535
Gibraltar Industries, Inc.
02/01/21	6.250%	19,000	19,998
HD Supply, Inc.
07/15/20	7.500%	55,000	59,675
Secured
04/15/20	11.000%	33,000	39,023
Nortek, Inc.
12/01/18	10.000%	10,000	10,850
04/15/21	8.500%	69,000	76,072
USG Corp. (b)
11/01/21	5.875%	18,000	19,080
Total			385,603
Chemicals 0.2%
Ashland, Inc. Senior Unsecured
04/15/18	3.875%	49,000	50,348
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	45,000	49,286
Celanese U.S. Holdings LLC
06/15/21	5.875%	44,000	48,565
Dow Chemical Co. (The) Senior Unsecured
11/01/29	7.375%	1,103,000	1,488,634
Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	1,650,000	1,696,332
Huntsman International LLC
11/15/20	4.875%	29,000	29,870
03/15/21	8.625%	8,000	8,920
INEOS Group Holdings SA (b)
02/15/19	5.875%	50,000	50,938

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	$90,000	$102,825
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	57,000	61,132
PQ Corp. Secured (b)
05/01/18	8.750%	225,000	245,531
Total			3,832,381
Construction Machinery 0.1%
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	23,000	25,013
Case New Holland Industrial, Inc.
12/01/17	7.875%	101,000	118,675
Caterpillar Financial Services Corp. Senior Unsecured
06/01/22	2.850%	1,205,000	1,200,114
Columbus McKinnon Corp.
02/01/19	7.875%	87,000	92,981
H&E Equipment Services, Inc.
09/01/22	7.000%	9,000	9,900
United Rentals North America, Inc.
05/15/20	7.375%	45,000	50,175
04/15/22	7.625%	32,000	36,280
06/15/23	6.125%	33,000	35,475
11/15/24	5.750%	29,000	30,015
Secured
07/15/18	5.750%	55,000	58,712
Total			1,657,340
Consumer Cyclical Services —%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	38,000	34,865
APX Group, Inc.
12/01/20	8.750%	38,000	38,760
Senior Secured
12/01/19	6.375%	86,000	88,150
Monitronics International, Inc.
04/01/20	9.125%	62,000	66,185
Total			227,960
Consumer Products 0.1%
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	775,000	768,964
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	82,000	89,585

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Spectrum Brands, Inc.
03/15/20	6.750%	$44,000	$47,300
11/15/20	6.375%	56,000	60,760
Springs Window Fashions LLC Senior Secured (b)
06/01/21	6.250%	66,000	66,660
Tempur Sealy International, Inc.
12/15/20	6.875%	37,000	40,515
Total			1,073,784
Diversified Manufacturing 0.1%
Amsted Industries, Inc. (b)
03/15/22	5.000%	41,000	41,103
Entegris, Inc. (b)
04/01/22	6.000%	43,000	43,215
Gardner Denver, Inc. Senior Unsecured (b)
08/15/21	6.875%	86,000	89,655
Hamilton Sundstrand Corp. Senior Unsecured (b)
12/15/20	7.750%	82,000	88,355
United Technologies Corp. Senior Unsecured
06/01/22	3.100%	1,550,000	1,582,283
Total			1,844,611
Electric 0.8%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	28,000	32,200
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	925,000	977,624
CMS Energy Corp. Senior Unsecured
02/01/20	6.250%	1,450,000	1,731,726
Calpine Corp. Senior Secured (b)
01/15/22	6.000%	40,000	42,900
Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	775,000	894,025
DTE Energy Co. Senior Unsecured
04/15/33	6.375%	340,000	431,387
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	1,692,000	1,933,039
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	1,100,000	1,335,448

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
NRG Energy, Inc. (b)
07/15/22	6.250%	$109,000	$115,131
Nevada Power Co.
08/01/18	6.500%	900,000	1,069,687
PPL Capital Funding, Inc.
06/01/23	3.400%	1,925,000	1,929,857
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	1,130,000	1,358,957
Progress Energy, Inc. Senior Unsecured
03/01/31	7.750%	955,000	1,351,989
TransAlta Corp. Senior Unsecured (c)
06/03/17	1.900%	2,000,000	2,006,528
Total			15,210,498
Entertainment —%
AMC Entertainment, Inc.
12/01/20	9.750%	6,000	6,870
Activision Blizzard, Inc. (b)
09/15/21	5.625%	149,000	160,547
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	48,000	49,200
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)(c)
06/01/24	5.375%	17,000	17,149
Total			233,766
Environmental 0.1%
Waste Management, Inc.
03/11/19	7.375%	1,525,000	1,876,720

Food and Beverage 0.4%
Anheuser-Busch InBev Worldwide, Inc.
04/15/20	5.000%	1,900,000	2,173,437
Aramark Services, Inc.
03/15/20	5.750%	22,000	23,402
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	1,500,000	1,480,926
Darling Ingredients, Inc. (b)
01/15/22	5.375%	79,000	82,160
Diageo Capital PLC
04/29/23	2.625%	1,345,000	1,291,187
Diamond Foods, Inc. (b)
03/15/19	7.000%	13,000	13,552

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
PepsiCo, Inc. Senior Unsecured
03/05/22	2.750%	$1,540,000	$1,523,265
Post Holdings, Inc. (b)(c)
12/15/22	6.000%	33,000	33,289
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	1,840,000	1,920,868
Total			8,542,086
Gaming —%
GLP Capital LP/Financing II Inc. (b)
11/01/23	5.375%	49,000	50,838
MGM Resorts International
03/01/18	11.375%	71,000	91,767
10/01/20	6.750%	8,000	8,870
12/15/21	6.625%	37,000	41,163
PNK Finance Corp. (b)
08/01/21	6.375%	105,000	110,512
Penn National Gaming, Inc. Senior Unsecured (b)
11/01/21	5.875%	31,000	29,450
Seminole Tribe of Florida, Inc. Senior Secured (b)
10/01/20	6.535%	51,000	56,865
Seneca Gaming Corp. (b)
12/01/18	8.250%	90,000	95,850
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (b)
06/01/21	6.375%	29,000	28,275
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	25,000	13,875
Wynn Macau Ltd. Senior Unsecured (b)
10/15/21	5.250%	81,000	83,227
Total			610,692
Gas Distributors 0.1%
Sempra Energy Senior Unsecured
10/01/22	2.875%	1,955,000	1,920,465
Gas Pipelines 0.6%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	86,000	89,870
03/15/24	4.875%	44,000	46,090
Crestwood Midstream Partners LP/Corp. (b)
03/01/22	6.125%	27,000	28,283
El Paso LLC
09/15/20	6.500%	138,000	154,227

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
El Paso Pipeline Partners Operating Co. LLC
11/15/40	7.500%	$1,060,000	$1,383,610
Enterprise Products Operating LLC
02/01/41	5.950%	1,275,000	1,528,252
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	163,000	178,077
05/15/22	5.500%	50,000	50,625
Kinder Morgan Energy Partners LP Senior Unsecured
03/01/44	5.500%	1,540,000	1,632,221
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	74,000	79,827
02/15/23	5.500%	99,000	103,455
07/15/23	4.500%	21,000	20,633
NiSource Finance Corp.
02/15/44	4.800%	1,300,000	1,326,088
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	105,000	113,137
03/01/22	5.875%	39,000	41,438
Sabine Pass Liquefaction LLC
Senior Secured
02/01/21	5.625%	59,000	61,803
Sabine Pass Liquefaction LLC (b)
Senior Secured
05/15/24	5.750%	58,000	59,595
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	1,100,000	1,240,941
TransCanada PipeLines Ltd. Senior Unsecured (d)
06/30/16	0.914%	1,874,000	1,889,507
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	1,090,000	1,252,158
Total			11,279,837
Health Care 0.4%
Amsurg Corp.
11/30/20	5.625%	29,000	29,000
Biomet, Inc.
08/01/20	6.500%	18,000	19,530
CHS/Community Health Systems, Inc.
11/15/19	8.000%	65,000	71,338
CHS/Community Health Systems, Inc. (b)
02/01/22	6.875%	115,000	121,037
Senior Secured
08/01/21	5.125%	14,000	14,210
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	1,325,000	1,465,290

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
CareFusion Corp. Senior Unsecured
05/15/24	3.875%	$1,875,000	$1,888,307
Catamaran Corp.
03/15/21	4.750%	14,000	14,210
ConvaTec Finance International SA Senior Unsecured PIK (b)
01/15/19	8.250%	32,000	32,720
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	123,000	134,377
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	115,000	123,194
Emdeon, Inc.
12/31/19	11.000%	58,000	66,773
Express Scripts Holding Co.
11/15/21	4.750%	1,300,000	1,440,990
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	27,000	29,464
01/31/22	5.875%	18,000	19,530
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	29,000	32,806
HCA, Inc.
02/15/22	7.500%	78,000	89,895
Senior Secured
03/15/19	3.750%	49,000	49,858
02/15/20	6.500%	110,000	124,987
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	47,000	49,585
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	40,000	45,550
LifePoint Hospitals, Inc. (b)
12/01/21	5.500%	56,000	58,800
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	54,000	56,025
McKesson Corp. Senior Unsecured
03/01/21	4.750%	1,290,000	1,438,712
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	43,000	47,844
STHI Holding Corp. Secured (b)
03/15/18	8.000%	54,000	57,375
Teleflex, Inc. (b)
06/15/24	5.250%	4,000	4,055
Tenet Healthcare Corp.
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
06/01/20	4.750%	$84,000	$85,050
10/01/20	6.000%	30,000	32,250
Senior Unsecured
04/01/22	8.125%	125,000	142,187
Total			7,784,949
Healthcare Insurance 0.1%
Centene Corp. Senior Unsecured
05/15/22	4.750%	25,000	25,313
Cigna Corp. Senior Unsecured
06/15/20	5.125%	1,300,000	1,476,883
Total			1,502,196
Home Construction —%
Brookfield Residential Properties, Inc./U.S. Corp. (b)
07/01/22	6.125%	26,000	26,845
D.R. Horton, Inc.
03/01/19	3.750%	50,000	50,187
KB Home
05/15/19	4.750%	28,000	28,070
Meritage Homes Corp.
03/01/18	4.500%	70,000	71,575
04/15/20	7.150%	16,000	17,760
04/01/22	7.000%	10,000	10,975
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	33,000	36,053
Standard Pacific Corp.
12/15/21	6.250%	36,000	38,610
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	42,000	42,420
03/01/24	5.625%	41,000	40,385
Total			362,880
Independent Energy 0.6%
Anadarko Petroleum Corp. Senior Unsecured
09/15/36	6.450%	1,240,000	1,560,990
Antero Resources Corp. (b)
12/01/22	5.125%	38,000	39,045
Antero Resources Finance Corp.
11/01/21	5.375%	36,000	37,485
Athlon Holdings LP/Finance Corp. (b)
04/15/21	7.375%	104,000	112,840
05/01/22	6.000%	29,000	29,653
Aurora U.S.A. Oil & Gas, Inc. (b)
04/01/20	7.500%	94,000	106,220
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	67,000	71,187

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Chesapeake Energy Corp.
08/15/20	6.625%	$155,000	$178,637
02/15/21	6.125%	102,000	114,622
03/15/23	5.750%	56,000	62,440
Cimarex Energy Co. (c)
06/01/24	4.375%	17,000	17,298
Comstock Resources, Inc.
06/15/20	9.500%	92,000	104,880
Concho Resources, Inc.
01/15/21	7.000%	151,000	167,232
01/15/22	6.500%	19,000	21,043
04/01/23	5.500%	52,000	55,640
Continental Resources, Inc.
10/01/19	8.250%	1,000	1,068
04/01/21	7.125%	53,000	60,038
04/15/23	4.500%	1,410,000	1,508,962
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	1,450,000	1,476,336
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	31,000	34,759
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	51,000	58,395
EXCO Resources, Inc.
04/15/22	8.500%	28,000	28,910
EnCana Corp. Senior Unsecured
11/15/21	3.900%	1,375,000	1,455,402
Halcon Resources Corp.
07/15/20	9.750%	23,000	25,185
05/15/21	8.875%	44,000	46,860
Kodiak Oil & Gas Corp.
12/01/19	8.125%	42,000	46,620
01/15/21	5.500%	86,000	88,795
02/01/22	5.500%	175,000	178,937
Laredo Petroleum, Inc.
02/15/19	9.500%	110,000	121,000
01/15/22	5.625%	61,000	62,525
05/01/22	7.375%	23,000	25,473
MEG Energy Corp. (b)
03/31/24	7.000%	36,000	38,880
Oasis Petroleum, Inc.
02/01/19	7.250%	89,000	94,785
11/01/21	6.500%	106,000	113,420
01/15/23	6.875%	61,000	66,337
Oasis Petroleum, Inc. (b)
03/15/22	6.875%	23,000	25,013
Parsley Energy LLC/Finance Corp. Senior Unsecured (b)
02/15/22	7.500%	92,000	97,290
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	64,000	71,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
RKI Exploration & Production LLC/Finance Corp. (b)
08/01/21	8.500%	$16,000	$17,360
Range Resources Corp.
06/01/21	5.750%	53,000	57,373
Rice Energy, Inc. (b)
05/01/22	6.250%	33,000	33,289
SandRidge Energy, Inc.
10/15/22	8.125%	27,000	29,295
02/15/23	7.500%	10,000	10,675
Southwestern Energy Co.
02/01/18	7.500%	770,000	923,864
Whiting Petroleum Corp.
10/01/18	6.500%	5,000	5,231
03/15/21	5.750%	107,000	115,560
Woodside Finance Ltd. (b)
05/10/21	4.600%	1,600,000	1,746,874
Total			11,344,923
Integrated Energy 0.2%
BP Capital Markets PLC
02/10/24	3.814%	1,940,000	2,009,421
Cenovus Energy, Inc. Senior Unsecured
09/15/23	3.800%	1,510,000	1,564,569
Petro-Canada Senior Unsecured
05/15/18	6.050%	1,175,000	1,364,083
Total			4,938,073
Life Insurance 0.4%
American International Group, Inc. Senior Unsecured
02/15/24	4.125%	2,300,000	2,419,722
Five Corners Funding Trust (b)
11/15/23	4.419%	1,875,000	1,988,196
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	1,350,000	1,765,008
Metropolitan Life Global Funding I Senior Secured (b)
04/11/22	3.875%	1,500,000	1,595,800
Total			7,768,726
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	32,000	34,160
Hilton Worldwide Finance/Corp. (b)
10/15/21	5.625%	95,000	100,463

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Lodging (continued)
Playa Resorts Holding BV Senior Unsecured (b)
08/15/20	8.000%	$70,000	$75,125
Total			209,748
Media Cable 0.3%
CCO Holdings LLC/Capital Corp.
04/30/21	6.500%	24,000	25,620
01/31/22	6.625%	50,000	54,062
09/30/22	5.250%	46,000	46,805
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	22,000	25,410
02/15/19	8.625%	32,000	38,160
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	40,000	44,600
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	35,000	39,987
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	62,000	65,720
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	2,245,000	2,516,064
DISH DBS Corp.
09/01/19	7.875%	102,000	121,380
07/15/22	5.875%	27,000	28,958
Mediacom Broadband LLC/Corp. Senior Unsecured (b)
04/15/21	5.500%	7,000	7,088
NBCUniversal Media LLC
04/01/41	5.950%	1,600,000	1,952,621
Numericable Group SA Senior Secured (b)
05/15/22	6.000%	118,000	122,425
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	58,000	59,015
Time Warner Cable, Inc.
02/01/20	5.000%	1,725,000	1,944,800
Videotron Ltd.
07/15/22	5.000%	38,000	38,902
Videotron Ltd. (b)
06/15/24	5.375%	21,000	21,473
Total			7,153,090
Media Non-Cable 0.3%
21st Century Fox America, Inc.
03/15/33	6.550%	1,225,000	1,508,537
AMC Networks, Inc.
07/15/21	7.750%	52,000	58,045

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
12/15/22	4.750%	$33,000	$32,918
CBS Outdoor Americas Capital LLC/Corp. (b)
02/15/22	5.250%	10,000	10,250
02/15/24	5.625%	10,000	10,275
Clear Channel Communications, Inc. PIK
02/01/21	14.000%	40,000	40,700
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	114,000	121,695
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	99,000	106,425
Senior Unsecured
11/15/22	6.500%	92,000	98,440
Hughes Satellite Systems Corp.
06/15/21	7.625%	34,000	38,760
Intelsat Jackson Holdings SA
10/15/20	7.250%	91,000	98,280
Intelsat Luxembourg SA
06/01/21	7.750%	31,000	32,860
06/01/23	8.125%	88,000	94,600
Lamar Media Corp. (b)
01/15/24	5.375%	13,000	13,488
MDC Partners, Inc. (b)
04/01/20	6.750%	92,000	97,290
Nielsen Finance LLC/Co.
10/01/20	4.500%	184,000	186,300
Reed Elsevier Capital, Inc.
10/15/22	3.125%	1,497,000	1,471,795
TCM Sub LLC (b)
01/15/15	3.550%	955,000	971,912
Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	1,000,000	939,474
Univision Communications, Inc. (b)
05/15/21	8.500%	45,000	49,331
Senior Secured
11/01/20	7.875%	34,000	37,400
09/15/22	6.750%	85,000	93,075
05/15/23	5.125%	26,000	26,715
Total			6,138,565
Metals 0.1%
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	112,000	120,400
02/25/22	6.750%	2,000	2,232
Arch Coal, Inc. Secured (b)
01/15/19	8.000%	36,000	35,370
CONSOL Energy, Inc.
03/01/21	6.375%	4,000	4,240

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
CONSOL Energy, Inc. (b)
04/15/22	5.875%	$29,000	$30,088
Calcipar SA Senior Secured (b)
05/01/18	6.875%	43,000	45,687
Constellium NV (b)
05/15/24	5.750%	14,000	14,438
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	71,000	78,189
Peabody Energy Corp.
11/15/18	6.000%	67,000	69,847
11/15/21	6.250%	7,000	7,000
Vale Overseas Ltd.
01/23/17	6.250%	1,115,000	1,250,138
Total			1,657,629
Non-Captive Consumer —%
Provident Funding Associates LP/Finance Corp. Senior Notes (b)
02/15/19	10.125%	12,000	13,080
Provident Funding Associates LP/PFG Finance Corp. (b)
06/15/21	6.750%	89,000	90,335
Springleaf Finance Corp.
06/01/20	6.000%	18,000	18,270
10/01/21	7.750%	69,000	77,108
10/01/23	8.250%	30,000	33,636
Total			232,429
Non-Captive Diversified 0.2%
AerCap Ireland Capital Ltd./Global Aviation Trust (b)
05/15/21	4.500%	160,000	161,200
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	97,000	104,396
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	27,000	27,473
CIT Group, Inc.
Senior Unsecured
08/15/17	4.250%	48,000	50,280
03/15/18	5.250%	50,000	53,687
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	69,000	77,452
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	3,890,000	4,333,954
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	80,000	95,000
04/15/18	3.875%	3,000	3,083
05/15/19	6.250%	29,000	32,226
12/15/20	8.250%	29,000	35,126

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
04/15/21	4.625%	$5,000	$5,088
Total			4,978,965
Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	53,000	56,180
Halliburton Co. Senior Unsecured
08/01/23	3.500%	1,800,000	1,856,061
Noble Holding International Ltd.
03/01/21	4.625%	1,240,000	1,335,635
Pacific Drilling SA Senior Secured (b)
06/01/20	5.375%	49,000	48,020
Weatherford International LLC
06/15/37	6.800%	1,250,000	1,518,025
Total			4,813,921
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp. (b)
08/01/20	6.000%	28,000	29,890
02/01/22	5.875%	35,000	36,400
Total			66,290
Packaging —%
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	15,000	15,244
06/15/17	6.000%	11,000	11,220
Plastipak Holdings, Inc. Senior Unsecured (b)
10/01/21	6.500%	77,000	80,850
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	67,000	73,784
Senior Secured
08/15/19	7.875%	74,000	80,845
02/15/21	6.875%	94,000	101,285
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured (b)
05/01/22	6.375%	66,000	66,660
Total			429,888
Paper —%
Rayonier AM Products, Inc. (b)
06/01/24	5.500%	17,000	17,213
Pharmaceuticals 0.4%
AbbVie, Inc. Senior Unsecured
11/06/22	2.900%	1,500,000	1,477,101

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Amgen, Inc. Senior Unsecured
11/15/21	3.875%	$1,530,000	$1,620,458
Capsugel SA Senior Unsecured PIK (b)
05/15/19	7.000%	8,000	8,220
Grifols Worldwide Operations Ltd. Senior Unsecured (b)
04/01/22	5.250%	61,000	63,135
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	38,000	41,800
Merck & Co, Inc. Senior Unsecured
05/18/23	2.800%	1,325,000	1,296,428
Novartis Capital Corp.
05/06/24	3.400%	2,400,000	2,445,157
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	145,000	154,787
07/15/21	7.500%	79,000	87,690
12/01/21	5.625%	15,000	15,619
Total			7,210,395
Property & Casualty 0.4%
ACE INA Holdings, Inc.
03/15/18	5.800%	1,000,000	1,150,780
Alliant Holdings, Inc. Senior Unsecured (b)
12/15/20	7.875%	36,000	37,890
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	1,058,000	1,310,644
HUB International Ltd. Senior Unsecured (b)
10/01/21	7.875%	122,000	130,845
Hartford Financial Services Group, Inc. (The) Senior Unsecured
03/30/20	5.500%	1,325,000	1,523,800
Liberty Mutual Group, Inc. (b)
06/01/21	5.000%	1,670,000	1,850,671
Loews Corp. Senior Unsecured
05/15/23	2.625%	2,300,000	2,193,080
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	625,000	864,672
Total			9,062,382

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads 0.1%
CSX Corp. Senior Unsecured
10/30/20	3.700%	$1,450,000	$1,536,733
Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	1,325,000	1,457,545
Florida East Coast Holdings Corp. (b)
05/01/20	9.750%	55,000	57,337
Senior Secured
05/01/19	6.750%	59,000	61,434
Total			3,113,049
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	800,000	1,007,402
REITs 0.2%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	1,700,000	1,823,828
CyrusOne LP/Finance Corp.
11/15/22	6.375%	66,000	70,125
DuPont Fabros Technology LP
09/15/21	5.875%	27,000	27,945
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	1,235,000	1,343,480
Simon Property Group LP Senior Unsecured
02/01/40	6.750%	880,000	1,205,706
Total			4,471,084
Restaurants 0.1%
Yum! Brands, Inc. Senior Unsecured
11/01/20	3.875%	1,670,000	1,760,999
Retailers 0.1%
AutoNation, Inc.
02/01/20	5.500%	35,000	37,975
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	34,000	37,272
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
02/15/18	9.000%	15,000	15,375
CVS Pass-Through Trust Pass-Through Certificates (b)
01/10/32	7.507%	317,840	398,934

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Group 1 Automotive, Inc. (b)(c)
06/01/22	5.000%	$22,000	$22,110
J. Crew Group, Inc. Senior Unsecured PIK (b)
05/01/19	7.750%	29,000	29,870
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%	28,000	28,980
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	750,000	955,990
Michaels Stores, Inc. (b)
12/15/20	5.875%	17,000	17,340
Rite Aid Corp.
03/15/20	9.250%	24,000	27,360
06/15/21	6.750%	4,000	4,330
Senior Unsecured
02/15/27	7.700%	25,000	27,813
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	50,000	53,375
Total			1,656,724
Technology 0.4%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	59,000	61,950
04/01/20	6.375%	47,000	49,879
Apple, Inc. Senior Unsecured
05/03/23	2.400%	1,570,000	1,492,367
Audatex North America, Inc. (b)
06/15/21	6.000%	50,000	53,250
Cardtronics, Inc.
09/01/18	8.250%	56,000	58,940
Cisco Systems, Inc. Senior Unsecured
03/04/21	2.900%	2,065,000	2,107,107
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	72,000	73,980
04/01/23	5.375%	27,000	27,540
First Data Corp.
01/15/21	12.625%	109,000	131,072
08/15/21	11.750%	40,000	44,400
First Data Corp. (b)
Secured
01/15/21	8.250%	107,000	116,095
Senior Secured
08/15/20	8.875%	21,000	23,310
11/01/20	6.750%	123,000	132,225
Goodman Networks, Inc. Senior Secured (b)
07/01/18	12.375%	37,000	40,793

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	$1,550,000	$1,659,343
Iron Mountain, Inc.
08/15/23	6.000%	29,000	30,813
NCR Corp. (b)
Senior Unsecured
12/15/21	5.875%	32,000	33,800
12/15/23	6.375%	14,000	15,050
NXP BV/Funding LLC (b)
02/15/21	5.750%	47,000	50,231
Nuance Communications, Inc. (b)
08/15/20	5.375%	59,000	59,590
Oracle Corp. Senior Unsecured
04/15/38	6.500%	920,000	1,208,046
VeriSign, Inc.
05/01/23	4.625%	48,000	46,920
Total			7,516,701
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	38,000	43,130
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	1,095,000	1,439,842
Hertz Corp. (The)
10/15/18	7.500%	78,000	82,387
01/15/21	7.375%	40,000	43,900
Total			1,609,259
Wireless 0.2%
Altice SA Senior Secured (b)
05/15/22	7.750%	35,000	36,794
America Movil SAB de CV
11/15/17	5.625%	570,000	647,662
Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%	57,000	58,852
01/15/23	5.250%	75,000	78,000
Rogers Communications, Inc.
10/01/23	4.100%	1,460,000	1,525,906
SBA Communications Corp. Senior Unsecured
10/01/19	5.625%	7,000	7,394
SBA Telecommunications, Inc.
08/15/19	8.250%	55,000	57,887
07/15/20	5.750%	74,000	78,070
Sprint Communications, Inc.
Senior Unsecured
08/15/17	8.375%	6,000	7,043
11/15/21	11.500%	83,000	112,880

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Sprint Communications, Inc. (b)
11/15/18	9.000%	$122,000	$147,925
03/01/20	7.000%	70,000	80,675
Sprint Corp. (b)
09/15/21	7.250%	41,000	45,408
06/15/24	7.125%	47,000	50,642
T-Mobile USA, Inc.
04/28/21	6.633%	86,000	92,665
01/15/22	6.125%	18,000	19,080
04/28/22	6.731%	14,000	15,120
04/01/23	6.625%	59,000	63,720
04/28/23	6.836%	18,000	19,530
01/15/24	6.500%	18,000	19,125
Wind Acquisition Finance SA (b)
04/23/21	7.375%	79,000	81,765
Senior Secured
04/30/20	6.500%	92,000	98,440
Total			3,344,583
Wirelines 0.6%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	2,180,000	2,727,195
CenturyLink, Inc. Senior Unsecured
04/01/20	5.625%	48,000	50,760
Deutsche Telekom International Finance BV
03/23/16	5.750%	1,285,000	1,396,954
Embarq Corp. Senior Unsecured
06/01/36	7.995%	965,000	1,054,373
Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	48,000	53,760
07/01/21	9.250%	28,000	33,110
01/15/23	7.125%	59,000	61,065
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	41,000	45,818
Level 3 Financing, Inc.
04/01/19	9.375%	90,000	98,887
07/01/19	8.125%	25,000	27,313
06/01/20	7.000%	16,000	17,320
07/15/20	8.625%	24,000	26,940
Level 3 Financing, Inc. (b)
01/15/21	6.125%	36,000	38,070
Level 3 Financing, Inc. (b)(d)
01/15/18	3.823%	15,000	15,225
Orange SA
07/08/19	5.375%	1,330,000	1,519,516
PAETEC Holding Corp.
12/01/18	9.875%	78,000	84,825

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Telecom Italia SpA Senior Unsecured (b)
05/30/24	5.303%	$81,000	$81,786
Telefonica Emisiones SAU
06/20/36	7.045%	1,320,000	1,663,026
Verizon New York, Inc.
04/01/32	7.375%	2,465,000	3,065,373
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	19,000	21,945
Senior Secured
01/01/20	8.125%	61,000	66,643
Total			12,149,904
Total Corporate Bonds & Notes (Cost: $193,129,156)			$203,030,995

Residential Mortgage-Backed Securities - Agency 9.4%
Federal Home Loan Mortgage Corp. (c)(e)
06/12/44	4.000%	14,800,000	15,664,875
Federal Home Loan Mortgage Corp. (d)(e)
12/01/36	6.075%	24,567	26,481
08/01/36	2.413%	50,857	54,117
Federal Home Loan Mortgage Corp. (e)
07/01/42-08/01/43	3.000%	5,782,584	5,729,924
10/01/26-09/01/43	3.500%	30,382,452	31,395,890
06/01/32-07/01/32	7.000%	630,043	742,425
08/01/32-03/01/38	6.500%	63,265	72,258
03/01/17-10/01/39	6.000%	2,590,049	2,892,161
08/01/18-05/01/41	5.000%	7,150,204	7,870,153
12/01/17-05/01/40	5.500%	2,658,124	2,928,494
05/01/39-06/01/41	4.500%	11,887,905	12,867,237
CMO Series 1614 Class MZ
11/15/23	6.500%	26,134	29,064
Federal National Mortgage Association (c)(e)
06/17/29-06/12/44	3.500%	20,115,000	20,819,614
06/17/29	3.000%	12,335,000	12,836,109
06/12/44	4.000%	20,855,000	22,103,042
06/12/44	4.500%	14,650,000	15,844,891
Federal National Mortgage Association (d)(e)
08/01/34	5.361%	56,918	60,508
08/01/36	2.543%	34,314	36,831
04/01/36	1.925%	39,845	42,526
Federal National Mortgage Association (e)
01/01/29-09/01/40	4.000%	18,076,881	19,327,841

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
07/01/27-08/01/43	3.000%	$3,502,999	$3,628,304
04/01/26-01/01/27	3.500%	6,107,777	6,470,304
06/01/31-08/01/32	7.000%	395,713	449,494
03/01/17-08/01/37	6.500%	846,805	950,658
12/01/20-07/01/23	5.000%	355,857	390,089
09/01/17-11/01/32	6.000%	690,231	764,388
08/01/18-02/01/38	5.500%	2,040,529	2,279,754
05/01/40	4.500%	468,108	506,735
Federal National Mortgage Association (e)(f)
10/01/40	4.500%	929,234	1,006,004
Government National Mortgage Association (e)
10/15/31-05/15/32	7.000%	100,637	113,538
02/15/34	5.000%	271,009	300,117
12/15/37	6.000%	76,715	86,194
02/15/39	4.500%	24,675	26,895
10/15/33	5.500%	377,458	428,242
Total Residential Mortgage-Backed Securities - Agency (Cost: $185,050,509)			$188,745,157

Residential Mortgage-Backed Securities - Non-Agency 0.4%
JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1 (b)(d)(e)
05/26/36	2.657%	1,775,757	1,803,920
SACO I, Inc. CMO Series 1995-1 Class A (d)(e)(g)(h)
09/25/24	0.000%	4,792	1,582
Springleaf Mortgage Loan Trust (b)(d)(e)
CMO Series 2012-1A Class A
09/25/57	2.667%	557,752	568,450
CMO Series 2012-2A Class A
10/25/57	2.220%	362,676	365,045
CMO Series 2012-3A Class A
12/25/59	1.570%	1,514,939	1,518,088
CMO Series 2013-1A Class A
06/25/58	1.270%	1,306,705	1,303,532
CMO Series 2013-2A Class A
12/25/65	1.780%	1,168,895	1,166,960
CMO Series 2013-3A Class A
09/25/57	1.870%	2,392,842	2,394,798
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $9,103,501)			$9,122,375

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 4.0%
Federal National Mortgage Association Series 2006-M2 Class A2A (d)(e)
10/25/32	5.271%	$2,498,417	$2,902,881
Government National Mortgage Association (d)(e)
Series 2010-52 Class AE
06/16/36	4.115%	193,902	196,880
Series 2013-50 Class AH
06/16/39	2.100%	1,964,986	1,974,188
Government National Mortgage Association (e)
Series 2010-159 Class A
01/16/33	2.159%	213,387	214,226
Series 2011-149 Class A
10/16/46	3.000%	1,287,525	1,322,553
Series 2011-16 Class A
11/16/34	2.210%	343,649	345,060
Series 2011-161 Class A
01/16/34	1.738%	2,644,061	2,653,529
Series 2011-31 Class A
12/16/35	2.210%	323,726	325,850
Series 2011-64 Class AD
11/16/38	2.700%	141,471	142,436
Series 2011-78 Class A
08/16/34	2.250%	1,808,421	1,820,555
Series 2012-111 Class AC
04/16/47	2.211%	1,295,573	1,305,741
Series 2012-25 Class A
11/16/42	2.575%	3,287,384	3,323,999
Series 2012-45 Class A
03/16/40	2.830%	905,733	923,777
Series 2012-55 Class A
08/16/33	1.704%	1,324,415	1,323,709
Series 2012-58 Class A
01/16/40	2.500%	1,022,477	1,044,779
Series 2012-79 Class A
04/16/39	1.800%	1,060,720	1,054,409
Series 2012-9 Class A
05/16/39	3.220%	903,106	926,117
Series 2013-105 Class A
02/16/37	1.705%	4,847,769	4,841,768
Series 2013-118 Class AB
06/16/36	2.000%	2,675,788	2,689,041
Series 2013-12 Class A
10/16/42	1.410%	2,183,046	2,159,137
Series 2013-126 Class AB
04/16/38	1.540%	2,963,981	2,951,538
Series 2013-138 Class A
08/16/35	2.150%	2,510,998	2,522,162
Series 2013-146 Class AH
08/16/40	2.000%	3,186,768	3,183,696
Series 2013-17 Class AH
10/16/43	1.558%	1,660,820	1,645,673
Series 2013-179 Class A
07/16/37	1.800%	2,947,704	2,940,084
Series 2013-194 Class AB
05/16/38	2.250%	2,176,983	2,191,354
Series 2013-2 Class AB
12/16/42	1.600%	1,624,792	1,606,359

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2013-30 Class A
05/16/42	1.500%	$2,920,148	$2,883,304
Series 2013-32 Class AB
01/16/42	1.900%	3,246,801	3,229,340
Series 2013-33 Class A
07/16/38	1.061%	4,259,966	4,135,384
Series 2013-40 Class A
10/16/41	1.511%	1,883,505	1,867,256
Series 2013-57 Class A
06/16/37	1.350%	4,814,729	4,764,540
Series 2013-61 Class A
01/16/43	1.450%	2,203,925	2,173,688
Series 2013-73 Class AE
01/16/39	1.350%	1,079,627	1,059,304
Series 2013-78 Class AB
07/16/39	1.624%	2,238,801	2,216,897
Series 2014-24 Class AB
07/16/38	2.100%	5,662,379	5,840,656
Series 2014-33 Class A
08/16/39	2.300%	1,794,079	1,813,206
Government National Mortgage Association (e)(h)
Series 2014-67 Class AE
10/16/54	2.150%	1,290,000	1,315,800
Total Commercial Mortgage-Backed Securities - Agency (Cost: $80,231,130)			$79,830,876

Commercial Mortgage-Backed Securities - Non-Agency 1.9%
Americold 2010 LLC Trust Series 2010-ARTA Class A1 (b)(e)
01/14/29	3.847%	323,957	347,135
Banc of America Commercial Mortgage Trust Series 2006-4 Class A4 (e)
07/10/46	5.634%	3,386,009	3,659,968
Bear Stearns Commercial Mortgage Securities Trust (d)(e)
Series 2005-T20 Class A4A
10/12/42	5.136%	1,350,000	1,414,008
Series 2005-T20 Class AAB
10/12/42	5.120%	105,884	106,583
Series 2007-T28 Class A4
09/11/42	5.742%	750,000	842,878
Bear Stearns Commercial Mortgage Securities Trust (e)
Series 2006-PW14 Class A4
12/11/38	5.201%	1,255,452	1,366,537
Series 2006-T24 Class A4
10/12/41	5.537%	1,370,917	1,492,396
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 (e)
10/15/49	5.431%	1,400,000	1,523,389
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (d)(e)
07/15/44	5.228%	858,119	895,324
Credit Suisse Commercial Mortgage Trust Series 2006-C2 Class A2 (d)(e)
03/15/39	5.669%	107,539	107,731

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
DBRR Trust (b)(e)
Series 2012-EZ1 Class A
09/25/45	1.393%	$495,000	$494,426
09/25/45	2.062%	2,195,000	2,197,424
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (b)(e)
11/10/46	5.002%	150,000	170,206
GS Mortgage Securities Trust (b)(e)
Series 2011-GC3 Class A1
03/10/44	2.331%	192,826	194,459
GS Mortgage Securities Trust (e)
Series 2006-GG8 Class A4
11/10/39	5.560%	985,000	1,070,829
General Electric Capital Assurance Co. (b)(d)(e)
Series 2003-1 Class A4
05/12/35	5.254%	101,903	105,094
Series 2003-1 Class A5
05/12/35	5.743%	250,000	285,541
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class AAB (d)(e)
04/10/37	5.190%	136,260	137,662
JPMorgan Chase Commercial Mortgage Securities Trust (b)(e)
Series 2009-IWST Class A2
12/05/27	5.633%	300,000	348,433
Series 2010-C1 Class A1
06/15/43	3.853%	235,678	241,128
Series 2010-CNTR Class A2
08/05/32	4.311%	450,000	492,282
Series 2011-C3 Class A4
02/15/46	4.717%	450,000	502,661
JPMorgan Chase Commercial Mortgage Securities Trust (d)(e)
Series 2005-CB11 Class ASB
08/12/37	5.201%	26,073	26,047
Series 2005-LDP3 Class ASB
08/15/42	4.893%	113,446	115,629
Series 2005-LDP4 Class A4
10/15/42	4.918%	935,883	974,001
Series 2005-LDP4 Class ASB
10/15/42	4.824%	47,419	47,847
Series 2005-LDP5 Class A4
12/15/44	5.237%	4,132,061	4,330,268
Series 2006-LDP6 Class ASB
04/15/43	5.490%	42,524	43,316
JPMorgan Chase Commercial Mortgage Securities Trust (e)
Series 2005-LDP2 Class A3
07/15/42	4.697%	61,297	61,896
Series 2005-LDP2 Class ASB
07/15/42	4.659%	51,363	51,758
Series 2007-CB18 Class A4
06/12/47	5.440%	820,000	897,943
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3 (d)(e)
09/15/45	5.866%	414,955	470,004
Morgan Stanley Capital I Trust Series 2011-C1 Class A4 (b)(d)(e)
09/15/47	5.033%	300,000	337,957

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Re-Remic Trust Series 2009-GG10 Class A4A (b)(d)(e)
08/12/45	5.803%	$719,097	$796,333
Motel 6 Trust Series 2012-MTL6 Class A1 (b)(e)
10/05/25	1.500%	400,421	400,622
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1 Class A3 (e)
01/22/26	7.104%	31,961	32,429
Wachovia Bank Commercial Mortgage Trust (d)(e)
Series 2005-C21 Class A4
10/15/44	5.239%	1,398,413	1,461,252
Series 2006-C24 Class A1A
03/15/45	5.557%	4,413,096	4,724,237
Series 2006-C25 Class A1A
05/15/43	5.715%	2,668,389	2,890,384
Wachovia Bank Commercial Mortgage Trust (e)
Series 2005-C18 Class A4
04/15/42	4.935%	1,670,136	1,706,902
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $37,191,119)			$37,364,919

Asset-Backed Securities - Non-Agency 0.9%
Ally Master Owner Trust Series 2014-1 Class A1 (d)
01/15/19	0.621%	825,000	825,435
American Credit Acceptance Receivables Trust (b)
Series 2012-3 Class A
11/15/16	1.640%	148,095	148,672
Series 2013-1 Class A
04/16/18	1.450%	476,950	478,967
CNH Wholesale Master Note Trust Series 2013-2A Class A (b)(d)
08/15/19	0.751%	1,650,000	1,655,922
CarFinance Capital Auto Trust (b)
Series 2013-2A Class A
11/15/17	1.750%	892,996	896,654
Series 2014-1A Class A
12/17/18	1.460%	1,192,721	1,190,894
Chesapeake Funding LLC Series 2012-1A Class A (b)(d)
11/07/23	0.902%	1,131,337	1,135,489
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust CMO Series 2009-RS2 Class 4A1 (b)(d)
04/26/37	0.282%	36,766	36,654
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	1,176,591	1,180,940

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Equifirst Mortgage Loan Trust Series 2003-1 Class IF1 (d)
12/25/32	4.010%	$92,892	$93,667
Exeter Automobile Receivables Trust Series 2014-2A Class A (b)
08/15/18	1.060%	750,000	749,971
First Investors Auto Owner Trust Series 2013-3A Class A2 (b)
09/15/17	0.890%	765,140	766,025
GTP Towers Issuer LLC (b)
02/15/15	4.436%	200,000	203,676
Hertz Fleet Lease Funding LP Series 2014-1 Class A (b)(d)
04/10/28	0.550%	1,250,000	1,250,000
Hertz Vehicle Financing LLC Series 2009-2A Class A2 (b)
03/25/16	5.290%	500,000	513,825
Hilton Grand Vacations Trust Series 2013-A Class A (b)
01/25/26	2.280%	1,857,688	1,856,895
KeyCorp Student Loan Trust Series 1999-A Class A2 (d)
12/27/29	0.564%	237,947	239,294
Nations Equipment Finance Funding I LLC Series 2013-1A Class A (b)
11/20/16	1.697%	834,954	835,539
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
05/15/29	1.440%	960,000	959,952
SBA Tower Trust (b)
04/15/40	4.254%	500,000	515,735
SLM Private Credit Student Loan Trust Series 2004-B Class A2 (d)
06/15/21	0.433%	927,067	919,331
SLM Private Education Loan Trust (b)
Series 2012-A Class A2
01/17/45	3.830%	500,000	525,121
SLM Private Education Loan Trust (b)(d)
Series 2011-C Class A1
12/15/23	1.551%	248,649	250,497
Sierra Timeshare Receivables Funding Co. LLC (b)
Series 2010-2A Class A
11/20/25	3.840%	45,375	45,447
Series 2010-3A Class A
11/20/25	3.510%	40,858	41,500
TAL Advantage LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	1,800,000	1,801,125

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Wheels SPV LLC Series 2012-1 Class A2 (b)
03/20/21	1.190%	$166,409	$166,835
Total Asset-Backed Securities - Non-Agency (Cost: $19,183,535)			$19,284,062

Inflation-Indexed Bonds 0.6%
UNITED STATES 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	12,032,533	12,345,849
Total Inflation-Indexed Bonds (Cost: $12,277,609)			$12,345,849

U.S. Treasury Obligations 3.7%
U.S. Treasury
03/31/15	2.500%	9,080,000	9,260,537
08/15/40	3.875%	31,576,000	35,207,240
07/31/18	1.375%	12,075,000	12,128,770
11/15/23	2.750%	17,700,000	18,225,469
Total U.S. Treasury Obligations (Cost: $71,874,351)			$74,822,016

Foreign Government Obligations(i) 0.6%
CANADA 0.5%
Province of Nova Scotia Senior Unsecured
01/26/17	5.125%	2,940,000	3,272,249
Province of Ontario Senior Unsecured
02/14/18	1.200%	3,325,000	3,310,703
Province of Quebec Senior Unsecured
05/14/18	4.625%	2,915,000	3,274,594
Total			9,857,546

MEXICO 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	1,800,000	2,011,500
Total Foreign Government Obligations (Cost: $11,538,393)			$11,869,046

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
Illinois 0.1%
State of Illinois Unlimited General Obligation Taxable Notes Series 2011
03/01/17	5.365%	$2,065,000	$2,269,724
Total Municipal Bonds (Cost: $2,228,056)			$2,269,724

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan (d)(j)
02/28/19	6.500%	$60,859	$61,373
Chemicals —%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan (d)(j)
02/01/20	4.000%	31,760	31,728
Diversified Manufacturing —%
Gardner Denver, Inc. Term Loan (d)(j)
07/30/20	4.250%	27,152	27,121
Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (d)(j)
03/20/20	8.500%	40,000	39,950
CHS/Community Health Systems, Inc. Tranche D Term Loan (d)(j)
01/17/21	4.250%	18,952	19,053
MPH Acquisition Holdings LLC Tranche B Term Loan (d)
03/06/21	4.000%	373	370
U.S. Renal Care, Inc. 1st Lien Tranche B-2 Term Loan (d)(j)
07/03/19	4.250%	95,326	95,445
United Surgical Partners International, Inc. Tranche B Term Loan (d)(j)
04/03/19	4.750%	19,713	19,886
Total			174,704

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (d)(j)
12/28/20	6.250%	$19,000	$19,237
Playa Resorts Holdings Term Loan (d)(j)
08/09/19	4.000%	26,865	26,899
Total			46,136

Metals —%
Arch Coal, Inc. Term Loan (d)(j)
05/16/18	6.250%	64,672	63,604
Other Industry —%
Interline Brands, Inc. 1st Lien Term Loan (d)(j)
03/17/21	4.000%	19,000	18,881
Property & Casualty —%
Asurion LLC (d)(j)
2nd Lien Term Loan
03/03/21	8.500%	90,000	92,362
Tranche B-1 Term Loan
05/24/19	5.000%	80,985	81,249
Total			173,611
Retailers —%
Men’s Wearhouse, Inc. Tranche B Term Loan (d)(j)
04/16/21	4.500%	28,000	28,070
Neiman Marcus Group, Inc. (The) Term Loan (d)(j)
10/25/20	4.250%	59,700	59,521
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan (d)(j)
08/21/20	5.750%	50,000	50,990
Total			138,581

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology 0.1%
Applied Systems, Inc. (d)(j)
1st Lien Term Loan
01/25/21	4.250%	$5,985	$5,996
2nd Lien Term Loan
01/24/22	7.500%	7,000	7,116
Avago Technologies Ltd. Term Loan (c)(d)(j)
05/06/21	3.750%	60,000	60,150
Blue Coat Systems, Inc. 2nd Lien Term Loan (d)(j)
06/26/20	6.500%	83,000	83,830
ION Trading Technologies SARL 2nd Lien Term Loan (d)(j)
05/22/21	8.250%	76,424	76,806
Interactive Data Corp. Term Loan (d)(j)
05/02/21	4.750%	38,000	38,261
Total			272,159
Total Senior Loans (Cost: $997,416)			$1,007,898

		Shares	Value

Money Market Funds 8.3%
Columbia Short-Term Cash Fund, 0.088% (k)(l)		165,831,340	$165,831,340
Total Money Market Funds (Cost: $165,831,340)			$165,831,340
Total Investments
(Cost: $1,728,033,204) (m)			$2,087,452,263(n)
Other Assets & Liabilities, Net			(80,691,690)
Net Assets			$2,006,760,573

Investments in Derivatives Futures Contracts Outstanding at May 31, 2014

At May 31, 2014, securities totaling $347,071 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	(175)	USD	(38,458,985)	09/2014	—	(33,181)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the value of these securities amounted to $55,674,592 or 2.77% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Variable rate security.
(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(g)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2014 was $1,582, representing less than 0.01% of net assets. Information concerning such security holdings at May 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
SACO I, Inc.
CMO Series 1995-1 Class A
09/25/24 0.000%	04-30-99 - 12-20-02	4,572

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $1,317,382, which represents less than 0.07% of net assets.

(i)	Principal and interest may not be guaranteed by the government.
(j)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of May 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	164,611,110	461,717,682	(460,497,452)	165,831,340	104,119	165,831,340

(m)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $1,728,033,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$361,715,000
Unrealized Depreciation	(2,296,000)
Net Unrealized Appreciation	$359,419,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	146,484,883	—	—	146,484,883
Consumer Staples	147,720,502	—	—	147,720,502
Energy	124,659,000	—	—	124,659,000
Financials	204,234,473	—	—	204,234,473
Health Care	182,948,539	—	—	182,948,539
Industrials	155,505,792	—	—	155,505,792
Information Technology	267,813,971	—	—	267,813,971
Materials	14,140,657	—	—	14,140,657
Telecommunication Services	38,420,189	—	—	38,420,189
Total Equity Securities	1,281,928,006	—	—	1,281,928,006
Bonds
Corporate Bonds & Notes	—	203,030,995	—	203,030,995
Residential Mortgage-Backed Securities - Agency	—	188,745,157	—	188,745,157
Residential Mortgage-Backed Securities - Non-Agency	—	9,120,793	1,582	9,122,375
Commercial Mortgage-Backed Securities - Agency	—	78,515,076	1,315,800	79,830,876
Commercial Mortgage-Backed Securities - Non-Agency	—	34,673,069	2,691,850	37,364,919
Asset-Backed Securities - Non-Agency	—	17,488,571	1,795,491	19,284,062
Inflation-Indexed Bonds	—	12,345,849	—	12,345,849
U.S. Treasury Obligations	74,822,016	—	—	74,822,016
Foreign Government Obligations	—	11,869,046	—	11,869,046
Municipal Bonds	—	2,269,724	—	2,269,724
Total Bonds	74,822,016	558,058,280	5,804,723	638,685,019
Other
Senior Loans
Lodging	—	—	46,136	46,136
All Other Industries	—	961,762	—	961,762
Total Other	—	961,762	46,136	1,007,898
Mutual Funds
Money Market Funds	165,831,340	—	—	165,831,340
Total Mutual Funds	165,831,340	—	—	165,831,340
Investments in Securities	1,522,581,362	559,020,042	5,850,859	2,087,452,263
Derivatives
Liabilities
Futures Contracts	(33,181)	—	—	(33,181)
Total	1,522,548,181	559,020,042	5,850,859	2,087,419,082

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain commercial and asset backed securities as well as senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
3,007,275	—	—	3,007,275

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Contrarian Core Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
CONSUMER DISCRETIONARY 11.3%
Auto Components 1.6%
Delphi Automotive PLC	1,050,973	$72,580,196
Hotels, Restaurants & Leisure 1.4%
Aramark	1,043,150	27,518,297
Wynn Resorts Ltd.	157,102	33,772,217
Total		61,290,514
Media 6.2%
Comcast Corp., Class A	2,016,318	105,251,800
DIRECTV (a)	280,701	23,140,990
Discovery Communications, Inc., Class A (a)	587,465	45,211,306
Viacom, Inc., Class B	1,179,153	100,617,126
Total		274,221,222
Specialty Retail 1.1%
Lowe’s Companies, Inc.	600,219	28,258,310
Ulta Salon Cosmetics & Fragrance, Inc. (a)	221,442	18,800,426
Total		47,058,736
Textiles, Apparel & Luxury Goods 1.0%
Ralph Lauren Corp.	288,290	44,246,749
TOTAL CONSUMER DISCRETIONARY		499,397,417
CONSUMER STAPLES 11.3%
Beverages 2.6%
Diageo PLC, ADR	247,842	31,919,571
PepsiCo, Inc.	963,555	85,110,813
Total		117,030,384
Food & Staples Retailing 3.7%
CVS Caremark Corp.	1,414,957	110,819,432
Walgreen Co.	742,009	53,357,867
Total		164,177,299
Household Products 2.5%
Procter & Gamble Co. (The)	1,358,012	109,713,790
Tobacco 2.5%
Philip Morris International, Inc.	1,229,506	108,860,461
TOTAL CONSUMER STAPLES		499,781,934

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 9.6%
Energy Equipment & Services 2.9%
Cameron International Corp. (a)	720,260	$46,060,627
Halliburton Co.	1,274,058	82,355,109
Total		128,415,736
Oil, Gas & Consumable Fuels 6.7%
Canadian Natural Resources Ltd.	1,184,230	48,162,634
Chevron Corp.	906,138	111,264,685
ConocoPhillips	493,331	39,436,880
Kinder Morgan, Inc.	1,116,514	37,280,403
Newfield Exploration Co. (a)	551,715	20,126,563
Noble Energy, Inc.	546,537	39,388,922
Total		295,660,087
TOTAL ENERGY		424,075,823
FINANCIALS 15.5%
Banks 9.3%
Bank of America Corp.	1,947,949	29,491,948
Citigroup, Inc.	2,678,536	127,417,958
JPMorgan Chase & Co.	2,717,688	151,021,922
Wells Fargo & Co.	2,026,258	102,893,381
Total		410,825,209
Capital Markets 2.7%
BlackRock, Inc.	255,679	77,956,527
Goldman Sachs Group, Inc. (The)	275,280	43,992,497
Total		121,949,024
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc., Class B (a)	724,813	93,022,500
Insurance 1.4%
Aon PLC	674,642	60,677,302
TOTAL FINANCIALS		686,474,035
HEALTH CARE 14.0%
Biotechnology 2.0%
Celgene Corp. (a)	518,004	79,270,152
Vertex Pharmaceuticals, Inc. (a)	154,670	11,176,454
Total		90,446,606
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	2,065,549	82,642,616
Covidien PLC	984,986	72,012,326
Total		154,654,942

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 2.2%
Cardinal Health, Inc.	790,354	$55,822,703
CIGNA Corp.	452,240	40,602,107
Total		96,424,810
Health Care Technology 0.5%
IMS Health Holdings, Inc. (a)	899,398	21,783,420
Pharmaceuticals 5.8%
Johnson & Johnson	1,086,576	110,244,001
Perrigo Co. PLC	293,140	40,511,948
Pfizer, Inc.	1,547,344	45,847,803
Salix Pharmaceuticals Ltd. (a)	284,104	32,410,584
Zoetis, Inc.	848,040	26,034,828
Total		255,049,164
TOTAL HEALTH CARE		618,358,942
INDUSTRIALS 11.9%
Aerospace & Defense 3.8%
Honeywell International, Inc.	1,084,179	100,991,274
United Technologies Corp.	590,627	68,642,670
Total		169,633,944
Air Freight & Logistics 0.6%
FedEx Corp.	196,811	28,372,274
Commercial Services & Supplies 1.2%
Tyco International Ltd.	1,182,273	51,594,394
Construction & Engineering 0.4%
Jacobs Engineering Group, Inc. (a)	301,710	16,615,170
Electrical Equipment 2.2%
Eaton Corp. PLC	1,309,677	96,510,098
Industrial Conglomerates 2.1%
General Electric Co.	3,401,945	91,138,106
Professional Services 0.8%
Nielsen NV	740,387	35,731,077
Road & Rail 0.8%
Kansas City Southern	352,030	37,850,265
TOTAL INDUSTRIALS		527,445,328

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 20.3%
Communications Equipment 1.5%
QUALCOMM, Inc.	815,328	$65,593,138
Internet Software & Services 3.9%
eBay, Inc. (a)	704,462	35,737,357
Google, Inc., Class A (a)	135,808	77,634,643
Google, Inc., Class C (a)	108,968	61,128,869
Total		174,500,869
IT Services 1.7%
MasterCard, Inc., Class A	961,770	73,527,316
Semiconductors & Semiconductor Equipment 2.4%
Broadcom Corp., Class A	2,155,550	68,697,379
Skyworks Solutions, Inc.	870,523	37,702,351
Total		106,399,730
Software 4.0%
Electronic Arts, Inc. (a)	1,791,406	62,932,093
Intuit, Inc.	846,389	67,110,184
Microsoft Corp.	1,114,782	45,639,175
Total		175,681,452
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	367,053	232,344,549
EMC Corp.	1,762,690	46,817,046
Hewlett-Packard Co.	642,742	21,531,857
Total		300,693,452
TOTAL INFORMATION TECHNOLOGY		896,395,957
MATERIALS 1.1%
Chemicals 1.0%
Dow Chemical Co. (The)	853,323	44,475,195
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. (a)	246,380	3,498,596
TOTAL MATERIALS		47,973,791
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.9%
Verizon Communications, Inc.	2,569,598	128,377,116
TOTAL TELECOMMUNICATION SERVICES		128,377,116
Total Common Stocks (Cost: $3,275,965,714)		$4,328,280,343

	Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.088% (b)(c)	81,377,225	$81,377,225
Total Money Market Funds (Cost: $81,377,225)		$81,377,225

Total Investments
(Cost: $3,357,342,939) (d)	$4,409,657,568(e)
Other Assets & Liabilities, Net	12,664,616
Net Assets	$4,422,322,184

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	112,456,359	906,201,236	(937,280,370)	81,377,225	59,415	81,377,225

(d)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $3,357,343,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,055,325,000
Unrealized Depreciation	(3,010,000)
Net Unrealized Appreciation	$1,052,315,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	499,397,417	—	—	499,397,417
Consumer Staples	499,781,934	—	—	499,781,934
Energy	424,075,823	—	—	424,075,823
Financials	686,474,035	—	—	686,474,035
Health Care	618,358,942	—	—	618,358,942
Industrials	527,445,328	—	—	527,445,328
Information Technology	896,395,957	—	—	896,395,957
Materials	47,973,791	—	—	47,973,791
Telecommunication Services	128,377,116	—	—	128,377,116
Total Equity Securities	4,328,280,343	—	—	4,328,280,343
Mutual Funds
Money Market Funds	81,377,225	—	—	81,377,225
Total Mutual Funds	81,377,225	—	—	81,377,225
Total	4,409,657,568	—	—	4,409,657,568

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Emerging Markets Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.1%
BRAZIL 7.5%
AmBev SA, ADR	2,628,311	$18,503,309
BRF SA	413,300	8,938,261
Hypermarcas SA	930,000	7,542,785
International Meal Co. Holdings SA	445,500	3,575,454
Itaú Unibanco Holding SA, ADR	953,368	14,777,204
M. Dias Branco SA	105,600	4,586,386
Mills Estruturas e Servicos de Engenharia SA	512,430	5,949,339
Odontoprev SA	368,600	1,559,759
Qualicorp SA (a)	681,700	7,172,106
Raia Drogasil SA	239,700	2,032,897
Ultrapar Participacoes SA	629,900	15,205,549
Vale SA	215,200	2,742,472
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	732,100	11,885,228
Total		104,470,749
CHILE 0.7%
SACI Falabella	1,083,732	10,118,566
CHINA 16.0%
58.Com, Inc., ADR (a)	249,360	10,024,272
Anhui Conch Cement Co., Ltd., Class H	2,609,000	9,419,115
ANTA Sports Products Ltd.	2,045,000	3,008,650
Baidu, Inc., ADR (a)	30,332	5,035,112
BAIOO Family Interactive Ltd. (a)	13,834,000	2,426,720
China Mengniu Dairy Co., Ltd.	1,355,000	6,664,073
China Merchants Bank Co., Ltd., Class H	4,633,000	8,553,513
China Merchants Holdings International Co., Ltd.	1,552,000	4,592,244
China Pacific Insurance Group Co., Ltd., Class H	2,423,000	8,109,971
China Petroleum & Chemical Corp., Class H	10,596,000	9,582,125
China Vanke Co., Ltd., Class B	2,713,514	4,274,557
Chongqing Changan Automobile Co., Ltd., Class B	2,197,883	3,940,510
CIMC Enric Holdings Ltd.	5,690,000	8,127,482
CNOOC Ltd.	3,030,000	5,193,400
CSPC Pharmaceutical Group Ltd.	5,298,000	4,179,942
ENN Energy Holdings Ltd.	1,894,000	13,406,836
GCL-Poly Energy Holdings Ltd. (a)	29,028,000	9,049,449
Guangdong Investment Ltd.	7,954,000	8,839,513
Huaneng Power International, Inc., Class H	8,266,000	8,756,367
Industrial & Commercial Bank of China Ltd., Class H	25,659,000	16,730,852

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Li Ning Co., Ltd. (a)	9,719,500	$6,862,570
Pax Global Technology Ltd. (a)	5,516,000	3,336,360
Qihoo 360 Technology Co., Ltd., ADR (a)	102,487	9,411,381
Tencent Holdings Ltd.	2,149,500	30,220,174
Vipshop Holdings Ltd., ADS (a)	61,840	10,058,894
WuXi PharmaTech (Cayman), Inc. ADR (a)	272,704	9,100,133
Zhuzhou CSR Times Electric Co., Ltd., Class H	3,153,500	9,299,638
Total		228,203,853
CZECH REPUBLIC 0.4%
Komercni Banka AS	24,909	5,741,292
GREECE 0.6%
Piraeus Bank SA (a)	3,261,195	8,001,896
HONG KONG 2.5%
Galaxy Entertainment Group Ltd.	945,000	7,572,179
Melco Crown Entertainment Ltd., ADR	169,748	5,851,213
Sa Sa International Holdings Ltd.	1,030,000	699,922
Sands China Ltd.	1,671,600	12,214,954
Towngas China Co., Ltd.	4,135,000	4,759,089
Total		31,097,357
INDIA 9.7%
Apollo Hospitals Enterprise Ltd.	367,858	5,653,393
DEN Networks Ltd. (a)	40,685	152,749
Dish TV India Ltd. (a)	6,778,302	5,912,376
Eicher Motors Ltd.	78,024	8,824,151
HCL Technologies Ltd.	534,974	12,856,518
HDFC Bank Ltd., ADR	352,404	15,868,752
ICICI Bank Ltd., ADR	334,115	16,595,492
Jubilant Foodworks Ltd. (a)	115,344	2,266,217
Just Dial Ltd. (a)	334,524	7,976,412
Lupin Ltd.	844,051	13,370,269
Motherson Sumi Systems Ltd.	2,603,100	13,189,947
Tata Motors Ltd.	1,004,898	7,020,107
Tech Mahindra Ltd.	388,226	12,639,323
Titan Co., Ltd.	767,917	4,034,781
UPL Ltd.	1,882,759	9,619,795
Total		135,980,282
INDONESIA 3.9%
PT Ace Hardware Indonesia Tbk	45,194,000	3,487,626
PT Bank Central Asia Tbk	5,584,100	5,159,308

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Bank Negara Indonesia Persero Tbk	17,591,000	$7,206,994
PT Bank Rakyat Indonesia Persero Tbk	17,057,000	14,927,241
PT Matahari Department Store Tbk (a)	5,561,700	6,925,517
PT Nippon Indosari Corpindo Tbk	47,034,000	5,124,139
PT Sumber Alfaria Trijaya Tbk	79,444,900	3,402,351
PT Tower Bersama Infrastructure Tbk	11,945,700	7,859,022
Total		54,092,198
MALAYSIA 0.5%
Tenaga Nasional Bhd	1,866,500	7,011,269
MEXICO 5.2%
Alfa SAB de CV, Class A	5,426,800	15,225,347
Cemex SAB de CV, ADR	1,438,739	18,516,571
Grupo Financiero Banorte SAB de CV, Class O	4,012,600	29,303,700
Grupo Mexico SAB de CV, Class B	3,159,990	10,396,887
Total		73,442,505
PERU 1.9%
Credicorp Ltd.	117,974	18,433,437
Southern Copper Corp.	284,187	8,446,038
Total		26,879,475
PHILIPPINES 3.8%
Bloomberry Resorts Corp. (a)	15,690,100	4,015,042
GT Capital Holdings, Inc.	795,340	15,570,946
Metropolitan Bank & Trust Co.	10,738,022	20,528,895
Robinsons Retail Holdings, Inc. (a)	4,152,540	6,032,662
Universal Robina Corp.	1,957,950	6,678,164
Total		52,825,709
POLAND 0.5%
Eurocash SA	531,753	7,624,139
RUSSIAN FEDERATION 4.6%
Lukoil OAO, ADR	302,348	17,121,967
Magnit OJSC, GDR (b)	321,739	18,725,210
Mail.ru Group Ltd., GDR (a)(b)	377,359	12,845,301
QIWI PLC, ADR	198,372	8,381,217
Yandex NV, Class A (a)	261,373	8,139,155
Total		65,212,850
SOUTH AFRICA 3.9%
Aspen Pharmacare Holdings Ltd.	442,539	11,421,454

Issuer	Shares	Value

Common Stocks (continued)
SOUTH AFRICA (CONTINUED)
AVI Ltd.	1,350,311	$7,410,185
Clicks Group Ltd.	1,525,639	9,160,854
Discovery Ltd.	560,420	4,845,107
FirstRand Ltd.	1,751,423	6,591,284
Naspers Ltd., Class N	135,706	14,960,222
Total		54,389,106
SOUTH KOREA 16.2%
Cheil Industries, Inc.	64,985	4,237,104
CJ O Shopping Co., Ltd.	7,045	2,494,831
Duksan Hi-Metal Co., Ltd. (a)	438,112	7,102,206
Hana Financial Group, Inc.	190,300	6,922,652
Hotel Shilla Co., Ltd.	136,113	12,359,670
Hyundai Motor Co.	88,448	19,504,271
Kia Motors Corp.	234,878	13,564,519
Kolao Holdings	78,010	1,935,487
Korea Electric Power Corp.	183,700	7,050,305
LG Uplus Corp.	1,291,660	12,157,585
NAVER Corp.	17,712	13,193,210
OCI Co., Ltd. (a)	26,935	4,630,716
Posco ICT Co., Ltd.	516,028	4,165,913
Samchuly Bicycle Co., Ltd.	342,544	6,615,823
Samsung Electronics Co., Ltd.	34,212	48,463,823
Samsung SDI Co., Ltd.	76,608	11,407,759
Seoul Semiconductor Co., Ltd.	139,323	5,284,045
Shinhan Financial Group Co., Ltd.	256,010	11,192,083
Sindoh Co., Ltd.	36,595	2,429,956
SK Hynix, Inc. (a)	266,390	11,553,033
SK Telecom Co., Ltd.	67,798	14,573,018
Suprema, Inc. (a)	260,969	5,766,153
WeMade Entertainment Co., Ltd. (a)	18,599	752,149
Total		227,356,311
TAIWAN 11.3%
Airtac International Group	573,210	6,242,485
Cathay Financial Holding Co., Ltd.	9,537,000	14,618,968
CTBC Financial Holding Co., Ltd.	20,367,662	12,990,511
Delta Electronics, Inc.	1,206,000	7,861,484
Eclat Textile Co., Ltd.	801,000	8,292,328
Gigasolar Materials Corp.	236,000	5,785,908
Hermes Microvision, Inc.	345,000	13,836,871
Himax Technologies, Inc., ADR	455,276	3,018,480
Hon Hai Precision Industry Co., Ltd.	5,118,000	15,804,031
MediaTek, Inc.	907,000	14,751,568
Merida Industry Co., Ltd.	1,445,000	10,035,808
Merry Electronics Co., Ltd.	1,533,000	9,517,213
St. Shine Optical Co., Ltd.	326,000	8,168,675
Standard Foods Corp.	873,000	2,404,867

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Taiwan Semiconductor Manufacturing Co., Ltd.	4,386,048	$17,579,269
Tong Hsing Electronic Industries Ltd.	1,340,000	7,086,761
Total		157,995,227
THAILAND 2.8%
Kasikornbank PCL, Foreign Registered Shares	2,288,300	13,059,834
Kasikornbank PCL, Foreign Registered Shares, NVDR	496,500	2,841,839
PTT Global Chemical PCL, Foreign Registered Shares	5,196,900	10,896,819
Robinson Department Store PCL, Foreign Registered Shares	2,284,000	4,007,186
Thai Union Frozen Products PCL, Foreign Registered Shares	4,222,600	8,756,782
Total		39,562,460
TURKEY 2.0%
Arcelik AS	1,515,179	9,535,789
Turk Traktor ve Ziraat Makineleri AS	85,910	2,609,167
Turkiye Garanti Bankasi AS	3,949,220	16,098,899
Total		28,243,855
UNITED KINGDOM 0.6%
Lonmin PLC (a)	1,137,495	4,898,229
Randgold Resources Ltd.	39,281	2,868,769
Total		7,766,998
UNITED STATES 0.5%
Cognizant Technology Solutions Corp., Class A (a)	134,163	6,521,663
Total Common Stocks (Cost: $1,132,122,246)		$1,332,537,760

Issuer	Shares	Value

Preferred Stocks 1.1%
BRAZIL 0.7%
Alpargatas SA	1,346,070	$7,144,031
Petroleo Brasileiro SA	350,600	2,626,018
Total		9,770,049
SOUTH KOREA 0.4%
Samsung Electronics Co., Ltd.	5,480	5,960,338
Total Preferred Stocks (Cost: $11,887,439)		$15,730,387

	Shares	Value

Exchange-Traded Funds 0.7%
Vanguard Emerging Markets ETF	243,152	$10,261,014
Total Exchange-Traded Funds (Cost: $10,069,311)		$10,261,014

Issuer	Shares	Value

Rights —%
HONG KONG —%
China Merchant Holdings International Co., Ltd. (a)(c)(d)	310,400	$—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 2.8%
Columbia Short-Term Cash Fund, 0.088% (e)(f)	38,873,763	$38,873,763
Total Money Market Funds (Cost: $38,873,763)		$38,873,763
Total Investments
(Cost: $1,192,952,759) (g)		$1,397,402,924(h)
Other Assets & Liabilities, Net		3,999,281
Net Assets		$1,401,402,205

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the value of these securities amounted to $31,570,511 or 2.25% of net assets.

(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at May 31, 2014.

(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,536,242	431,629,346	(409,291,825)	38,873,763	19,494	38,873,763

(g)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $1,192,953,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$229,253,000
Unrealized Depreciation	(24,803,000)
Net Unrealized Appreciation	$204,450,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated February 28, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	29,604,129	184,609,083	—	214,213,212
Consumer Staples	41,603,638	81,983,426	—	123,587,064
Energy	32,327,517	14,775,525	—	47,103,042
Financials	94,978,584	203,966,642	—	298,945,226
Health Care	17,831,997	42,793,733	—	60,625,730
Industrials	33,059,915	39,695,166	—	72,755,081
Information Technology	50,531,281	293,691,605	—	344,222,886
Materials	40,101,968	46,570,547	—	86,672,515
Telecommunication Services	—	34,589,625	—	34,589,625
Utilities	—	49,823,379	—	49,823,379
Preferred Stocks
Consumer Discretionary	7,144,031	—	—	7,144,031
Energy	2,626,018	—	—	2,626,018
Information Technology	—	5,960,338	—	5,960,338
Exchange-Traded Funds	10,261,014	—	—	10,261,014
Rights
Industrials	0(a)	—	—	0(a)
Total Equity Securities	360,070,092	998,459,069	—	1,358,529,161
Mutual Funds
Money Market Funds	38,873,763	—	—	38,873,763
Total Mutual Funds	38,873,763	—	—	38,873,763
Total	398,943,855	998,459,069	—	1,397,402,924

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Dividend Opportunity Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.7%

AUSTRALIA 2.1%

AMP Ltd.	898,359	$4,430,943
Australia and New Zealand Banking Group Ltd.	218,361	6,821,949
BHP Billiton Ltd.	177,971	6,054,608
Coca-Cola Amatil Ltd.	271,078	2,392,599
Total		19,700,099

BRAZIL 0.3%

Natura Cosmeticos SA	181,800	3,170,525

CANADA 3.4%

Bank of Montreal	103,201	7,255,030
BCE, Inc.	112,145	5,150,820
Suncor Energy, Inc.	146,672	5,651,272
TELUS Corp.	154,303	5,827,453
Toronto-Dominion Bank (The)	179,157	8,884,396
Total		32,768,971

CHILE 0.5%

Banco de Chile, ADR	59,809	4,803,859

CHINA 0.4%

China Mobile Ltd., ADR	78,198	3,836,394

DENMARK 0.3%

TDC A/S	295,440	2,876,494

FRANCE 6.6%

Cie Generale des Etablissements Michelin	39,524	4,870,493
Danone SA	73,793	5,495,282
GDF Suez	168,232	4,697,732
Lagardere SCA	139,137	4,848,776
Sanofi	192,957	20,632,021
Suez Environnement Co.	141,679	2,846,732
Total SA	279,717	19,629,129
Total		63,020,165

GERMANY 2.3%

Allianz SE, Registered Shares	60,549	10,267,649
Daimler AG, Registered Shares	84,477	8,026,291
Freenet AG	100,961	3,135,097
Total		21,429,037

HONG KONG 0.3%

Television Broadcasts Ltd.	447,600	2,820,250

Issuer	Shares	Value

Common Stocks (continued)

INDONESIA 0.8%

PT Telekomunikasi Tbk	35,993,100	$7,959,095

ISRAEL 0.6%

Bezeq Israeli Telecommunication Corp. Ltd. (The), ADR	647,051	5,878,458

ITALY 1.2%

ENI SpA	279,384	7,117,942
Terna Rete Elettrica Nazionale SpA	813,197	4,316,536
Total		11,434,478

JAPAN 4.7%

Canon, Inc.	26,900	886,750
Mitsubishi Corp.	341,300	6,764,529
Mitsui & Co., Ltd.	452,800	6,890,456
Mizuho Financial Group, Inc.	3,990,700	7,794,614
Nissan Motor Co., Ltd.	698,200	6,301,293
NTT DoCoMo, Inc.	603,500	10,061,524
Sumitomo Mitsui Financial Group, Inc.	146,400	5,940,655
Total		44,639,821

MALAYSIA 0.6%

Malayan Banking Bhd	1,731,200	5,325,684

NETHERLANDS 0.6%

Koninklijke Ahold NV	95,420	1,733,857
Reed Elsevier NV	172,932	3,871,902
Total		5,605,759

NEW ZEALAND 0.3%

Auckland International Airport Ltd.	838,917	2,751,652

NORWAY 0.5%

Telenor ASA	217,647	5,159,099

PHILIPPINES 0.6%

Philippine Long Distance Telephone Co.	91,995	5,952,178

POLAND 1.2%

Powszechna Kasa Oszczednosci Bank Polski SA	407,398	5,451,757
Powszechny Zaklad Ubezpieczen SA	37,357	5,496,520
Total		10,948,277

Issuer	Shares	Value

Common Stocks (continued)

SPAIN 3.0%

Banco Bilbao Vizcaya Argentaria SA	683,321	$8,759,535
Enagas SA	141,142	4,153,867
Endesa SA	175,046	6,677,611
Ferrovial SA	178,342	3,860,537
Red Electrica Corp. SA	55,366	4,750,218
Total		28,201,768

SWEDEN 1.3%

Atlas Copco AB, Class B	168,596	4,648,231
Skanska AB, Class B	153,157	3,547,420
TeliaSonera AB	593,412	4,395,612
Total		12,591,263

SWITZERLAND 10.5%

ABB Ltd.	202,054	4,799,206
ACE Ltd.	54,478	5,649,913
Kuehne & Nagel International AG	16,807	2,291,608
Nestlé SA, Registered Shares	228,327	17,911,750
Novartis AG, ADR	196,287	17,677,607
Roche Holding AG, Genusschein Shares	106,899	31,454,926
Swiss Re AG	102,807	9,144,140
Swisscom AG	17,676	10,530,593
Total		99,459,743

TAIWAN 1.3%

Far EasTone Telecommunications Co., Ltd.	1,955,000	4,441,551
Taiwan Semiconductor Manufacturing Co., Ltd.	1,122,000	4,496,973
United Microelectronics Corp.	7,335,000	3,439,636
Total		12,378,160

UNITED KINGDOM 17.8%

AstraZeneca PLC	114,247	8,202,931
BAE Systems PLC	270,998	1,921,917
BAE Systems PLC, ADR	107,557	3,071,828
BP PLC	2,757,975	23,253,257
British American Tobacco PLC	212,434	12,820,718
HSBC Holdings PLC	581,028	6,127,894
HSBC Holdings PLC, ADR	364,156	19,198,304
Imperial Tobacco Group PLC	359,301	16,212,835
Inmarsat PLC	745,189	9,137,055
J Sainsbury PLC	1,232,576	7,150,572
Marks & Spencer Group PLC	855,129	6,438,680
National Grid PLC	888,070	13,248,378
Pearson PLC	305,735	6,001,054
Royal Dutch Shell PLC, Class A	784,543	30,837,921

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

Vodafone Group PLC	506,826	$1,779,789
Vodafone Group PLC, ADR	115,903	4,057,764
Total		169,460,897

UNITED STATES 34.5%

AbbVie, Inc.	159,742	8,678,783
Altria Group, Inc.	234,213	9,733,892
AT&T, Inc.	267,706	9,495,532
Bank of America Corp.	117,757	1,782,841
Bristol-Myers Squibb Co.	49,975	2,485,757
CA, Inc.	30,217	866,926
Chevron Corp.	151,576	18,612,017
Cisco Systems, Inc.	599,163	14,751,393
Coca-Cola Co. (The)	276,921	11,328,838
ConAgra Foods, Inc.	68,945	2,226,924
ConocoPhillips	188,771	15,090,354
Consolidated Edison, Inc.	25,405	1,397,529
Dow Chemical Co. (The)	340,103	17,726,168
Duke Energy Corp.	76,706	5,452,262
Eli Lilly & Co.	123,672	7,403,006
Honeywell International, Inc.	112,445	10,474,252
Intel Corp.	246,559	6,735,992
Johnson & Johnson	211,484	21,457,167
JPMorgan Chase & Co.	113,739	6,320,476
Kraft Foods Group, Inc.	113,459	6,746,272
Lockheed Martin Corp.	63,861	10,450,853
Lorillard, Inc.	92,665	5,760,983
LyondellBasell Industries NV, Class A	57,133	5,688,733
McDonald’s Corp.	134,858	13,678,647
Merck & Co., Inc.	273,366	15,816,957
Microchip Technology, Inc.	123,365	5,872,174
Occidental Petroleum Corp.	39,163	3,904,159
Pfizer, Inc.	620,313	18,379,874
PG&E Corp.	151,748	6,960,681
Philip Morris International, Inc.	184,923	16,373,082
PPL Corp.	146,938	5,156,054
Procter & Gamble Co. (The)	121,641	9,827,376
RR Donnelley & Sons Co.	367,593	5,822,673
Seagate Technology PLC	34,846	1,872,276
Sempra Energy	60,825	6,103,789
SYSCO Corp.	127,240	4,775,317
Verizon Communications, Inc.	127,276	6,358,709
Walgreen Co.	49,299	3,545,091
Xcel Energy, Inc.	93,219	2,867,416
Total		327,981,225

Total Common Stocks (Cost: $784,869,842)		$910,153,351

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.3%

NETHERLANDS 0.3%

Volkswagen International Finance NV (a)
11/09/15	5.500%	$1,700,000	$2,761,128

Total Convertible Bonds (Cost: $2,208,897)			$2,761,128

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 0.4%

GERMANY 0.4%

Deutsche Bank AG Senior Unsecured (linked to common stock of Bank of America Corp.) (a)
07/25/14	5.100%	307,700	4,641,962

Total Equity-Linked Notes (Cost: $5,000,125)			$4,641,962

	Shares	Value

Money Market Funds 4.3%

Columbia Short-Term Cash Fund, 0.088% (b)(c)	40,442,981	$40,442,981

Total Money Market Funds (Cost: $40,442,981)		$40,442,981

Total Investments
(Cost: $832,521,845) (d)		$957,999,422(e)
Other Assets & Liabilities, Net		(7,042,362)
Net Assets		$950,957,060

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the value of these securities amounted to $7,403,090 or 0.78% of net assets.

(b) The rate shown is the seven-day current annualized yield at May 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	34,056,432	311,714,521	(305,327,972)	40,442,981	20,278	40,442,981

(d)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $532,522,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$129,462,000
Unrealized Depreciation	(3,985,000)
Net Unrealized Appreciation	$125,477,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated February 28, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	13,678,648	43,178,740	—	56,857,388
Consumer Staples	73,488,301	63,717,612	—	137,205,913
Energy	43,257,802	80,838,250	—	124,096,052
Financials	53,894,820	75,561,340	—	129,456,160
Health Care	91,899,150	60,289,878	—	152,189,028
Industrials	29,819,605	37,475,555	—	67,295,160
Information Technology	30,098,760	8,823,359	—	38,922,119
Materials	23,414,901	6,054,608	—	29,469,509
Telecommunication Services	40,605,130	65,428,087	—	106,033,217
Utilities	27,937,732	40,691,073	—	68,628,805
Total Equity Securities	428,094,849	482,058,502	—	910,153,351
Bonds
Convertible Bonds	—	2,761,128	—	2,761,128
Total Bonds	—	2,761,128	—	2,761,128
Other
Equity-Linked Notes	—	4,641,962	—	4,641,962
Total Other	—	4,641,962	—	4,641,962
Mutual Funds
Money Market Funds	40,442,981	—	—	40,442,981
Total Mutual Funds	40,442,981	—	—	40,442,981
Total	468,537,830	489,461,592	—	957,999,422

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Energy and Natural Resources Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%

AUSTRALIA 2.4%

BHP Billiton Ltd., ADR	99,824	$6,776,053
Origin Energy Ltd.	92,630	1,303,180
Woodside Petroleum Ltd.	31,036	1,219,826
Total		9,299,059

CANADA 8.0%

Agnico Eagle Mines Ltd.	72,850	2,202,984
Canadian Natural Resources Ltd.	134,520	5,470,928
Cenovus Energy, Inc.	124,910	3,717,463
First Quantum Minerals Ltd.	160,076	3,376,315
Goldcorp, Inc.	100,289	2,343,754
Silver Wheaton Corp.	58,630	1,204,260
Suncor Energy, Inc.	144,240	5,551,171
Suncor Energy, Inc.	90,743	3,496,328
Tourmaline Oil Corp. (a)	47,110	2,346,159
Yamana Gold, Inc.	228,907	1,684,756
Total		31,394,118

FRANCE 4.0%

Air Liquide SA	17,970	2,617,377
Lafarge SA	30,484	2,633,294
Total SA	147,018	10,316,982
Total		15,567,653

GERMANY 2.2%

BASF SE	74,530	8,581,778

ITALY 0.6%

ENI SpA	96,310	2,453,716

NETHERLANDS 0.2%

Frank’s International NV	28,777	686,044

SWITZERLAND 1.8%

Clariant AG, Registered Shares	104,260	2,153,892
Weatherford International Ltd. (a)	227,712	4,939,073
Total		7,092,965

UNITED KINGDOM 13.9%

Anglo American PLC	146,560	3,580,548
BG Group PLC	253,368	5,185,527
BP PLC	1,494,212	12,598,119
BP PLC, ADR	19,498	983,674
Cairn Energy PLC (a)	207,070	685,156
Croda International PLC	71,340	3,148,542
Ensco PLC, Class A	23,606	1,243,092

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

Premier Oil PLC	221,643	$1,307,742
Randgold Resources Ltd.	11,284	824,093
Rio Tinto PLC	231,630	11,869,044
Rio Tinto PLC, ADR	44,710	2,297,200
Rockhopper Exploration PLC (a)	403,101	658,785
Royal Dutch Shell PLC, Class A	248,190	9,755,569
Total		54,137,091

UNITED STATES 64.2%

Albemarle Corp.	65,460	4,529,177
Anadarko Petroleum Corp.	122,431	12,593,253
Antero Resources Corp. (a)	30,137	1,853,425
Apache Corp.	51,590	4,809,220
Atwood Oceanics, Inc. (a)	36,940	1,822,989
Bemis Co., Inc.	68,280	2,827,475
Cabot Oil & Gas Corp.	59,443	2,154,214
Cameron International Corp. (a)	17,103	1,093,737
Celanese Corp., Class A	138,418	8,678,809
Cheniere Energy, Inc. (a)	11,130	758,064
Chevron Corp.	184,053	22,599,868
Cobalt International Energy, Inc. (a)	89,439	1,653,727
ConocoPhillips	148,365	11,860,298
Continental Resources, Inc. (a)	17,383	2,439,878
Delek U.S. Holdings, Inc.	24,034	746,736
Dow Chemical Co. (The)	138,797	7,234,100
Dril-Quip, Inc. (a)	18,854	1,927,256
Eastman Chemical Co.	56,380	4,976,099
EI du Pont de Nemours & Co.	113,171	7,843,882
EOG Resources, Inc.	121,264	12,829,731
EQT Corp.	30,356	3,244,449
Exxon Mobil Corp.	195,309	19,634,414
FMC Technologies, Inc. (a)	47,803	2,775,442
Freeport-McMoRan Copper & Gold, Inc.	231,240	7,873,722
Halliburton Co.	160,147	10,351,902
International Paper Co.	96,835	4,612,251
Kosmos Energy Ltd. (a)	172,631	1,809,173
LyondellBasell Industries NV, Class A	129,662	12,910,445
Marathon Oil Corp.	19,444	712,817
Marathon Petroleum Corp.	43,594	3,896,868
Martin Marietta Materials, Inc.	19,508	2,395,582
Monsanto Co.	87,483	10,659,804
Mosaic Co. (The)	87,988	4,398,520
Noble Energy, Inc.	64,064	4,617,092
Nucor Corp.	92,840	4,700,489
Occidental Petroleum Corp.	36,628	3,651,445
ONEOK, Inc.	30,999	1,999,126
PBF Energy, Inc., Class A	27,043	862,942

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)

Peabody Energy Corp.	41,624	$672,644
Phillips 66	54,686	4,636,826
Pioneer Natural Resources Co.	12,733	2,675,967
Praxair, Inc.	29,519	3,903,593
Range Resources Corp.	12,650	1,175,818
Schlumberger Ltd.	135,428	14,089,929
SemGroup Corp., Class A	28,410	1,930,175
Spectra Energy Corp.	23,151	939,468
Superior Energy Services, Inc.	74,683	2,478,729
Valero Energy Corp.	24,662	1,382,305
Total		250,223,875

Total Common Stocks (Cost: $288,783,514)		$379,436,299

Warrants 0.2%

UNITED STATES 0.2%

Kinder Morgan, Inc. (a)	351,586	$805,132

Total Warrants (Cost: $1,791,083)		$805,132

Issuer	Shares	Value

Limited Partnerships 1.8%

UNITED STATES 1.8%

Enterprise Products Partners LP	27,251	$2,038,920
PBF Logistics LP (a)	101,427	2,713,172
Plains GP Holdings LP, Class A	85,943	2,372,027
Total		7,124,119

Total Limited Partnerships (Cost: $5,949,502)		$7,124,119

	Shares	Value

Money Market Funds 0.6%

Columbia Short-Term Cash Fund, 0.088% (b)(c)	2,377,065	2,377,065

Total Money Market Funds (Cost: $2,377,065)		$2,377,065

Total Investments
(Cost: $298,901,164) (d)		$389,742,615(e)
Other Assets & Liabilities, Net		255,389
Net Assets		$389,998,004

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at May 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	6/30/2014	8,896,796 USD	9,614,000 AUD	33,772	—
Goldman, Sachs & Co.	6/30/2014	6,180,359 USD	6,778,000 CAD	66,582	—
Goldman, Sachs & Co.	6/30/2014	5,590,677 USD	4,917,000 CHF	—	(98,399)
Goldman, Sachs & Co.	6/30/2014	771,540 USD	4,150,000 DKK	—	(13,428)
Goldman, Sachs & Co.	6/30/2014	21,990,449 USD	15,854,000 EUR	—	(380,210)
Goldman, Sachs & Co.	6/30/2014	1,930,900 USD	1,144,000 GBP	—	(13,720)
Goldman, Sachs & Co.	6/30/2014	771,542 USD	2,671,000 ILS	—	(2,877)
Goldman, Sachs & Co.	6/30/2014	1,161,857 USD	118,194,000 JPY	—	(620)
Goldman, Sachs & Co.	6/30/2014	14,282,277 USD	1,458,249,000 JPY	44,790	—
Goldman, Sachs & Co.	6/30/2014	5,815,754 USD	34,623,000 NOK	—	(30,079)
Goldman, Sachs & Co.	6/30/2014	1,552,168 USD	1,808,000 NZD	—	(20,843)
Goldman, Sachs & Co.	6/30/2014	2,713,017 USD	17,641,000 SEK	—	(78,217)
Goldman, Sachs & Co.	6/30/2014	1,157,747 USD	1,452,000 SGD	—	(129)
Goldman, Sachs & Co.	6/30/2014	1,171,123 USD	1,466,000 SGD	—	(2,343)
Total				145,144	(640,865)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,195,833	68,668,641	(67,487,409)	2,377,065	1,435	2,377,065

(d)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $298,901,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$99,075,000
Unrealized Depreciation	(8,233,000)
Net Unrealized Appreciation	$90,842,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated February 28, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Energy	191,113,860	45,484,604	—	236,598,464
Materials	107,429,269	35,408,566	—	142,837,835
Warrants
Energy	805,132	—	—	805,132
Total Equity Securities	299,348,261	80,893,170	—	380,241,431
Other
Limited Partnerships	7,124,119	—	—	7,124,119
Total Other	7,124,119	—	—	7,124,119
Mutual Funds
Money Market Funds	2,377,065	—	—	2,377,065
Total Mutual Funds	2,377,065	—	—	2,377,065
Investments in Securities	308,849,445	80,893,170	—	389,742,615
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	145,144	—	145,144
Liabilities
Forward Foreign Currency Exchange Contracts	—	(640,865)	—	(640,865)
Total	308,849,445	80,397,449	—	389,246,894

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Global Technology Growth Fund (formerly Columbia Technology Fund)

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%

CONSUMER DISCRETIONARY 7.6%

Internet & Catalog Retail 4.4%

Amazon.com, Inc. (a)	7,522	$2,351,001
Expedia, Inc.	19,209	1,408,020
Jumei International Holding Ltd., ADR (a)	3,950	108,625
Netflix, Inc. (a)	2,161	902,931
Priceline Group, Inc. (The) (a)	2,070	2,646,764
RetailMeNot, Inc. (a)	26,648	679,524
TripAdvisor, Inc. (a)	7,226	702,150
Total		8,799,015

Media 3.2%

AMC Networks, Inc., Class A (a)	17,488	1,082,158
Comcast Corp., Class A	31,224	1,629,893
Eros International PLC (a)	104,870	1,676,871
Walt Disney Co. (The)	25,520	2,143,935
Total		6,532,857
TOTAL CONSUMER DISCRETIONARY		15,331,872

HEALTH CARE 0.2%

Health Care Technology 0.2%

Castlight Health, Inc. (a)	21,000	318,780
TOTAL HEALTH CARE		318,780

INDUSTRIALS 0.9%

Commercial Services & Supplies 0.4%

MiX Telematics Ltd., ADR (a)	86,821	870,815

Professional Services 0.5%

Verisk Analytics, Inc., Class A (a)	15,512	918,155
TOTAL INDUSTRIALS		1,788,970

INFORMATION TECHNOLOGY 88.6%

Communications Equipment 5.9%

Cisco Systems, Inc.	105,380	2,594,455
F5 Networks, Inc. (a)	24,665	2,677,386
Infinera Corp. (a)	110,190	1,002,729
Juniper Networks, Inc. (a)	33,070	808,892
QUALCOMM, Inc.	34,722	2,793,385
Ruckus Wireless, Inc. (a)	47,237	510,160
Telefonaktiebolaget LM Ericsson, ADR	111,204	1,384,490
Total		11,771,497

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Electronic Equipment, Instruments & Components 2.7%

Amphenol Corp., Class A	32,217	$3,086,388
TE Connectivity Ltd.	40,452	2,405,276
Total		5,491,664

Internet Software & Services 13.8%

Akamai Technologies, Inc. (a)	37,070	2,014,384
Baidu, Inc., ADR (a)	12,655	2,100,730
eBay, Inc. (a)	32,049	1,625,846
Equinix, Inc. (a)	10,727	2,131,991
Facebook, Inc., Class A (a)	64,539	4,085,319
Google, Inc., Class A (a)	6,530	3,732,874
Google, Inc., Class C (a)	6,125	3,436,002
LinkedIn Corp., Class A (a)	8,789	1,407,031
OpenTable, Inc. (a)	12,155	823,501
Qihoo 360 Technology Co., Ltd., ADR (a)	17,340	1,592,332
Shutterstock, Inc. (a)	7,244	471,150
Soufun Holdings Ltd., ADR	43,715	523,269
VeriSign, Inc. (a)	38,215	1,913,807
Yandex NV, Class A (a)	25,983	809,111
Yelp, Inc. (a)	16,482	1,090,284
Total		27,757,631

IT Services 14.0%

Accenture PLC, Class A	23,126	1,883,613
Acxiom Corp. (a)	41,063	933,362
Alliance Data Systems Corp. (a)	10,929	2,798,370
Automatic Data Processing, Inc.	29,673	2,364,345
Blackhawk Network Holdings, Inc. (a)	4,194	104,179
Cognizant Technology Solutions Corp., Class A (a)	33,433	1,625,178
Computer Sciences Corp.	32,640	2,052,730
Fidelity National Information Services, Inc.	26,637	1,442,394
Fiserv, Inc. (a)	40,748	2,449,362
FleetCor Technologies, Inc. (a)	16,132	2,039,246
Gartner, Inc. (a)	7,965	566,232
International Business Machines Corp.	7,311	1,347,856
MasterCard, Inc., Class A	27,930	2,135,248
Paychex, Inc.	20,008	822,529
ServiceSource International, Inc. (a)	73,572	334,753
Teradata Corp. (a)	9,774	410,410
Total System Services, Inc.	48,352	1,463,131
Visa, Inc., Class A	9,007	1,934,974
Western Union Co. (The)	83,912	1,356,857
Total		28,064,769

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment 22.2%

Altera Corp.	44,120	$1,461,696
Applied Materials, Inc.	127,315	2,570,490
ARM Holdings PLC, ADR	34,936	1,614,043
ASML Holding NV	19,988	1,716,569
Avago Technologies Ltd.	43,747	3,091,600
Broadcom Corp., Class A	70,439	2,244,891
Cree, Inc. (a)	17,618	847,778
First Solar, Inc. (a)	14,315	884,381
Intel Corp.	82,824	2,262,752
KLA-Tencor Corp.	34,304	2,247,598
Lam Research Corp. (a)	43,786	2,716,483
Linear Technology Corp.	56,476	2,606,932
Marvell Technology Group Ltd.	73,432	1,143,336
Maxim Integrated Products, Inc.	30,245	1,035,891
Microchip Technology, Inc.	40,087	1,908,141
Micron Technology, Inc. (a)	103,439	2,957,321
NXP Semiconductor NV (a)	49,767	3,090,531
Power Integrations, Inc.	12,237	615,399
Rambus, Inc. (a)	83,074	1,005,195
RF Micro Devices, Inc. (a)	228,275	2,148,068
Skyworks Solutions, Inc.	53,812	2,330,598
SunEdison Semiconductor Ltd. (a)	17,602	271,071
Synaptics, Inc. (a)	7,412	504,609
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	67,517	1,388,150
Teradyne, Inc.	3,500	62,300
Xilinx, Inc.	40,771	1,914,606
Total		44,640,429

Software 18.4%

Application Software 8.8%

Adobe Systems, Inc. (a)	40,826	2,634,910
Aspen Technology, Inc. (a)	31,178	1,340,342
Autodesk, Inc. (a)	39,831	2,085,950
Citrix Systems, Inc. (a)	36,336	2,251,742
Guidewire Software, Inc. (a)	15,953	602,545
Intuit, Inc.	28,569	2,265,236
PTC, Inc. (a)	29,020	1,067,936
Salesforce.com, Inc. (a)	48,717	2,563,976
SAP AG, ADR	12,630	966,195
Splunk, Inc. (a)	18,037	755,029
Workday, Inc., Class A (a)	14,125	1,106,976
Total		17,640,837

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (continued)

Home Entertainment Software 2.6%

Activision Blizzard, Inc.	122,260	$2,540,563
Electronic Arts, Inc. (a)	77,148	2,710,209
Total		5,250,772

Systems Software 7.0%

Check Point Software Technologies Ltd. (a)	35,265	2,273,887
Microsoft Corp.	75,290	3,082,373
Oracle Corp.	54,266	2,280,257
Red Hat, Inc. (a)	47,680	2,389,722
ServiceNow, Inc. (a)	25,063	1,311,045
VMware, Inc., Class A (a)	28,790	2,778,235
Total		14,115,519
TOTAL SOFTWARE		37,007,128

Technology Hardware, Storage & Peripherals 11.6%

Apple, Inc.	17,329	10,969,257
EMC Corp.	75,868	2,015,054
NetApp, Inc.	27,572	1,020,440
Nokia OYJ, ADR (a)	249,932	2,031,947
SanDisk Corp.	11,185	1,080,806
Seagate Technology PLC	39,045	2,097,888
Stratasys Ltd. (a)	14,981	1,393,533
Western Digital Corp.	31,428	2,760,950
Total		23,369,875
TOTAL INFORMATION TECHNOLOGY		178,102,993

TELECOMMUNICATION SERVICES 1.4%

Diversified Telecommunication Services 0.4%

Verizon Communications, Inc.	16,629	830,785

Wireless Telecommunication Services 1.0%

SBA Communications Corp., Class A (a)	19,881	2,017,921

TOTAL TELECOMMUNICATION SERVICES		2,848,706

Total Common Stocks (Cost: $159,271,846)		$198,391,321

	Shares	Value

Exchange-Traded Funds 0.3%

Market Vectors Semiconductor ETF	12,930	599,176

Total Exchange-Traded Funds (Cost: $420,086)		$599,176

	Shares	Value

Money Market Funds 0.8%

Columbia Short-Term Cash Fund, 0.088% (b)(c)	1,667,788	$1,667,788

Total Money Market Funds (Cost: $1,667,788)		$1,667,788

Total Investments
(Cost: $161,359,720) (d)	$200,658,285(e)
Other Assets & Liabilities, Net	398,223
Net Assets	$201,056,508

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,105,604	42,385,488	(42,823,304)	1,667,788	1,915	1,667,788

(d)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $161,360,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$42,598,000
Unrealized Depreciation	(3,300,000)
Net Unrealized Appreciation	$39,298,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	15,331,872	—	—	15,331,872
Health Care	318,780	—	—	318,780
Industrials	1,788,970	—	—	1,788,970
Information Technology	178,102,993	—	—	178,102,993
Telecommunication Services	2,848,706	—	—	2,848,706
Exchange-Traded Funds	599,176	—	—	599,176
Total Equity Securities	198,990,497	—	—	198,990,497
Mutual Funds
Money Market Funds	1,667,788	—	—	1,667,788
Total Mutual Funds	1,667,788	—	—	1,667,788
Total	200,658,285	—	—	200,658,285

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Greater China Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%

CONSUMER DISCRETIONARY 13.9%

Automobiles 0.7%

Chongqing Changan Automobile Co., Ltd., Class B	471,300	$844,978

Hotels, Restaurants & Leisure 3.7%

Galaxy Entertainment Group Ltd.	330,000	2,644,253
Sands China Ltd.	247,600	1,809,298
Total		4,453,551

Household Durables 0.7%

Haier Electronics Group Co., Ltd.	339,000	795,629

Internet & Catalog Retail 2.4%

Vipshop Holdings Ltd., ADS (a)	17,293	2,812,879

Leisure Products 1.0%

Merida Industry Co., Ltd.	178,000	1,236,245

Specialty Retail 1.7%

GOME Electrical Appliances Holding Ltd.	9,413,000	1,580,969
Sa Sa International Holdings Ltd.	580,000	394,131
Total		1,975,100

Textiles, Apparel & Luxury Goods 3.7%

ANTA Sports Products Ltd.	783,000	1,151,967
Li Ning Co., Ltd. (a)	2,008,000	1,417,773
Luthai Textile Co., Ltd., Class B	1,399,126	1,860,581
Total		4,430,321
TOTAL CONSUMER DISCRETIONARY		16,548,703

CONSUMER STAPLES 4.6%

Food Products 3.3%

China Mengniu Dairy Co., Ltd.	602,000	2,960,717
Tingyi Cayman Islands Holding Corp.	348,000	993,003
Total		3,953,720

Personal Products 1.3%

Hengan International Group Co., Ltd.	148,000	1,573,303
TOTAL CONSUMER STAPLES		5,527,023

Issuer	Shares	Value

Common Stocks (continued)

ENERGY 3.8%

Oil, Gas & Consumable Fuels 3.8%

China Petroleum & Chemical Corp., Class H	1,974,000	$1,785,118
CNOOC Ltd.	1,564,500	2,681,543
Total		4,466,661
TOTAL ENERGY		4,466,661

FINANCIALS 31.9%

Banks 16.4%

Agricultural Bank of China Ltd., Class H	5,266,000	2,355,403
Bank of China Ltd., Class H	5,970,000	2,847,539
China Construction Bank Corp., Class H	7,346,340	5,404,204
China Merchants Bank Co., Ltd., Class H	1,236,000	2,281,921
Industrial & Commercial Bank of China Ltd., Class H	10,102,000	6,586,970
Total		19,476,037

Capital Markets 2.2%

Haitong Securities Co., Ltd., Class H	1,742,800	2,613,149

Insurance 7.0%

China Pacific Insurance Group Co., Ltd., Class H	909,000	3,042,494
Ping An Insurance Group Co. of China Ltd., Class H	678,500	5,259,152
Total		8,301,646

Real Estate Management & Development 6.3%

China Overseas Land & Investment Ltd.	1,234,320	3,224,596
China Vanke Co., Ltd., Class B	2,731,410	4,302,749
Total		7,527,345
TOTAL FINANCIALS		37,918,177

HEALTH CARE 11.3%

Health Care Equipment & Supplies 0.5%

St. Shine Optical Co., Ltd.	22,000	551,260

Life Sciences Tools & Services 3.3%

WuXi PharmaTech (Cayman), Inc. ADR (a)	119,645	3,992,554

Pharmaceuticals 7.5%

China Animal Healthcare Ltd. (a)	583,000	346,556
China Medical System Holdings Ltd.	1,193,000	1,404,952
CSPC Pharmaceutical Group Ltd.	5,144,000	4,058,441

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Pharmaceuticals (continued)

Dawnrays Pharmaceutical Holdings Ltd.	880,000	$656,765
Sihuan Pharmaceutical Holdings Group Ltd.	1,692,000	2,019,542
Sino Biopharmaceutical Ltd.	488,000	398,372
Total		8,884,628
TOTAL HEALTH CARE		13,428,442

INDUSTRIALS 5.5%

Air Freight & Logistics 1.1%

Kerry Logistics Network Ltd.	798,000	1,268,648

Electrical Equipment 1.0%

Zhuzhou CSR Times Electric Co., Ltd., Class H	416,500	1,228,254

Industrial Conglomerates 1.2%

Hutchison Whampoa Ltd.	101,000	1,357,349

Machinery 0.8%

CIMC Enric Holdings Ltd.	634,000	905,593

Road & Rail 0.7%

Guangshen Railway Co., Ltd., Class H	2,238,000	847,471

Transportation Infrastructure 0.7%

China Merchants Holdings International Co., Ltd.	294,000	869,923
TOTAL INDUSTRIALS		6,477,238

INFORMATION TECHNOLOGY 21.7%

Electronic Equipment, Instruments & Components 4.3%

Delta Electronics, Inc.	110,000	717,051
Hon Hai Precision Industry Co., Ltd.	305,000	941,819
Merry Electronics Co., Ltd.	222,000	1,378,226
Pax Global Technology Ltd. (a)	2,112,000	1,277,446
Tong Hsing Electronic Industries Ltd.	143,000	756,274
Total		5,070,816

Internet Software & Services 16.8%

58.Com, Inc., ADR (a)	58,371	2,346,514
Baidu, Inc., ADR (a)	14,972	2,485,352
Qihoo 360 Technology Co., Ltd., ADR (a)	11,521	1,057,973

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Internet Software & Services (continued)

Tencent Holdings Ltd.	1,001,000	$14,073,224
Total		19,963,063

Semiconductors & Semiconductor Equipment 0.6%

GCL-Poly Energy Holdings Ltd. (a)	2,220,000	692,083
TOTAL INFORMATION TECHNOLOGY		25,725,962

MATERIALS 2.0%

Construction Materials 2.0%

Anhui Conch Cement Co., Ltd., Class H	467,000	1,685,982
China Resources Cement Holdings Ltd.	1,020,000	644,405
Total		2,330,387
TOTAL MATERIALS		2,330,387

TELECOMMUNICATION SERVICES 1.2%

Wireless Telecommunication Services 1.2%

China Mobile Ltd.	140,500	1,377,032
TOTAL TELECOMMUNICATION SERVICES		1,377,032

UTILITIES 1.7%

Gas Utilities 1.3%

ENN Energy Holdings Ltd.	212,000	1,500,659

Water Utilities 0.4%

Guangdong Investment Ltd.	470,000	522,325
TOTAL UTILITIES		2,022,984

Total Common Stocks (Cost: $77,363,655)		$115,822,609

Rights —%

INDUSTRIALS —%

Transportation Infrastructure —%

China Merchant Holdings International Co., Ltd. (a)(b)(c)	58,800	$—
TOTAL INDUSTRIALS		—

Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 2.4%

Columbia Short-Term Cash Fund, 0.088% (d)(e)	2,839,998	$2,839,998

Total Money Market Funds (Cost: $2,839,998)		$2,839,998

Total Investments
(Cost: $80,203,653) (f)	$118,662,607(g)
Other Assets & Liabilities, Net	21,587
Net Assets	$118,684,194

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	Negligible market value.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2014, the value of these securities amounted to 0, which represents 0.00% of net assets.

(d)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,703,539	46,098,853	(44,962,394)	2,839,998	797	2,839,998

(f)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $80,204,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$40,667,000
Unrealized Depreciation	(2,208,000)
Net Unrealized Appreciation	$38,459,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
ADS	American Depositary Share

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated March 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	2,812,879	13,735,824	—	16,548,703
Consumer Staples	—	5,527,023	—	5,527,023
Energy	—	4,466,661	—	4,466,661
Financials	—	37,918,177	—	37,918,177
Health Care	3,992,554	9,435,888	—	13,428,442
Industrials	—	6,477,238	—	6,477,238
Information Technology	5,889,840	19,836,122	—	25,725,962
Materials	—	2,330,387	—	2,330,387
Telecommunication Services	—	1,377,032	—	1,377,032
Utilities	—	2,022,984	—	2,022,984
Total Equity Securities	12,695,273	103,127,336	—	115,822,609
Mutual Funds
Money Market Funds	2,839,998	—	—	2,839,998
Total Mutual Funds	2,839,998	—	—	2,839,998
Total	15,535,271	103,127,336	—	118,662,607

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Mid Cap Growth Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%

CONSUMER DISCRETIONARY 21.5%

Auto Components 2.2%

BorgWarner, Inc.	339,610	$21,358,073
Delphi Automotive PLC	482,233	33,303,011
Total		54,661,084

Automobiles 0.8%

Harley-Davidson, Inc.	263,190	18,749,655

Hotels, Restaurants & Leisure 4.1%

Chipotle Mexican Grill, Inc. (a)	24,340	13,316,171
Dunkin’ Brands Group, Inc.	321,150	14,374,674
Starwood Hotels & Resorts Worldwide, Inc.	463,966	37,047,685
Wynn Resorts Ltd.	175,828	37,797,745
Total		102,536,275

Household Durables 1.9%

Harman International Industries, Inc.	116,110	12,195,033
Lennar Corp., Class A	355,990	14,559,991
Mohawk Industries, Inc. (a)	140,450	19,053,447
Total		45,808,471

Internet & Catalog Retail 1.7%

HomeAway, Inc. (a)	258,940	7,975,352
TripAdvisor, Inc. (a)	345,439	33,566,308
Total		41,541,660

Leisure Products 0.4%

Polaris Industries, Inc.	71,302	9,192,254

Media 2.0%

Charter Communications Inc., Class A (a)	90,545	12,960,611
DISH Network Corp., Class A (a)	309,320	18,144,711
Interpublic Group of Companies, Inc. (The)	908,870	17,377,595
Total		48,482,917

Multiline Retail 2.5%

Dollar Tree, Inc. (a)	629,096	33,360,961
Macy’s, Inc.	489,699	29,328,073
Total		62,689,034

Specialty Retail 2.9%

Best Buy Co., Inc.	479,720	13,269,055
Foot Locker, Inc.	415,479	20,017,778
Gap, Inc. (The)	292,640	12,065,547
Tractor Supply Co.	409,320	26,613,987
Total		71,966,367

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Textiles, Apparel & Luxury Goods 3.0%

Kate Spade & Co. (a)	275,900	$10,045,519
lululemon athletica, Inc. (a)	230,920	10,305,960
Michael Kors Holdings Ltd. (a)	357,262	33,718,387
VF Corp.	334,630	21,088,383
Total		75,158,249
TOTAL CONSUMER DISCRETIONARY		530,785,966

CONSUMER STAPLES 5.4%

Beverages 1.6%

Constellation Brands, Inc., Class A (a)	457,260	38,469,284

Food & Staples Retailing 0.9%

Kroger Co. (The)	455,770	21,758,460

Food Products 1.7%

Hershey Co. (The)	202,921	19,752,330
Mead Johnson Nutrition Co.	240,917	21,554,844
Total		41,307,174

Personal Products 0.4%

Herbalife Ltd.	166,898	10,819,997

Tobacco 0.8%

Lorillard, Inc.	317,130	19,715,972
TOTAL CONSUMER STAPLES		132,070,887

ENERGY 6.0%

Energy Equipment & Services 2.5%

Cameron International Corp. (a)	360,945	23,082,433
FMC Technologies, Inc. (a)	354,950	20,608,397
Oceaneering International, Inc.	250,791	18,069,492
Total		61,760,322

Oil, Gas & Consumable Fuels 3.5%

Cabot Oil & Gas Corp.	978,072	35,445,329
Concho Resources, Inc. (a)	207,197	27,308,565
Gulfport Energy Corp. (a)	69,838	4,297,132
Pioneer Natural Resources Co.	88,220	18,540,315
Total		85,591,341
TOTAL ENERGY		147,351,663

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS 9.7%

Banks 2.4%

BankUnited, Inc.	447,007	$14,545,608
Signature Bank (a)	265,591	30,760,749
SVB Financial Group (a)	138,226	14,575,932
Total		59,882,289

Capital Markets 2.1%

Affiliated Managers Group, Inc. (a)	207,740	39,179,764
Financial Engines, Inc.	298,260	12,139,182
Total		51,318,946

Diversified Financial Services 2.0%

McGraw Hill Financial, Inc.	246,860	20,185,742
Moody’s Corp.	335,365	28,687,122
Total		48,872,864

Insurance 0.9%

Aon PLC	246,990	22,214,281

Real Estate Investment Trusts (REITs) 1.2%

Plum Creek Timber Co., Inc.	678,606	30,605,131

Real Estate Management & Development 0.5%

Realogy Holdings Corp. (a)	313,810	11,667,456

Thrifts & Mortgage Finance 0.6%

Radian Group, Inc.	1,025,710	14,790,738
TOTAL FINANCIALS		239,351,705

HEALTH CARE 13.6%

Biotechnology 4.2%

Alexion Pharmaceuticals, Inc. (a)	182,614	30,372,361
BioMarin Pharmaceutical, Inc. (a)	207,870	12,048,145
Incyte Corp., Ltd. (a)	202,960	10,056,668
Intercept Pharmaceuticals, Inc. (a)	12,120	2,867,713
Pharmacyclics, Inc. (a)	190,666	16,936,861
Vertex Pharmaceuticals, Inc. (a)	423,020	30,567,425
Total		102,849,173

Health Care Equipment & Supplies 1.6%

St. Jude Medical, Inc.	389,630	25,286,987
Zimmer Holdings, Inc.	137,970	14,397,169
Total		39,684,156

Health Care Providers & Services 1.9%

Brookdale Senior Living, Inc. (a)	364,599	12,126,563
Cardinal Health, Inc.	282,420	19,947,324

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Providers & Services (continued)

Community Health Systems, Inc. (a)	393,540	$16,438,166
Total		48,512,053

Health Care Technology 0.9%

Cerner Corp. (a)	414,962	22,428,696

Life Sciences Tools & Services 0.7%

Covance, Inc. (a)	198,280	16,627,761

Pharmaceuticals 4.3%

Actavis PLC (a)	154,992	32,787,008
Jazz Pharmaceuticals PLC (a)	138,530	19,651,866
Perrigo Co. PLC	269,175	37,199,985
Salix Pharmaceuticals Ltd. (a)	139,930	15,963,214
Total		105,602,073
TOTAL HEALTH CARE		335,703,912

INDUSTRIALS 18.1%

Aerospace & Defense 1.5%

B/E Aerospace, Inc. (a)	155,210	15,016,567
TransDigm Group, Inc.	115,460	21,788,457
Total		36,805,024

Airlines 2.9%

Delta Air Lines, Inc.	1,474,675	58,854,279
United Continental Holdings, Inc. (a)	283,600	12,583,332
Total		71,437,611

Building Products 2.4%

Fortune Brands Home & Security, Inc.	673,050	26,908,539
Masco Corp.	1,559,516	33,217,691
Total		60,126,230

Commercial Services & Supplies 0.9%

Stericycle, Inc. (a)	185,603	21,227,415

Electrical Equipment 2.1%

AMETEK, Inc.	609,023	32,326,941
Rockwell Automation, Inc.	173,043	20,952,046
Total		53,278,987

Industrial Conglomerates 1.1%

Roper Industries, Inc.	192,720	27,304,570

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Machinery 2.6%

Ingersoll-Rand PLC	507,800	$30,376,596
Middleby Corp. (The) (a)	71,260	17,018,313
Pall Corp.	202,790	17,184,425
Total		64,579,334

Marine 0.9%

Kirby Corp. (a)	207,990	22,993,294

Professional Services 1.0%

Verisk Analytics, Inc., Class A (a)	407,831	24,139,517

Road & Rail 1.1%

JB Hunt Transport Services, Inc.	130,365	10,124,146
Kansas City Southern	158,362	17,027,082
Total		27,151,228

Trading Companies & Distributors 1.6%

United Rentals, Inc. (a)	235,008	23,747,559
WW Grainger, Inc.	57,168	14,770,496
Total		38,518,055
TOTAL INDUSTRIALS		447,561,265

INFORMATION TECHNOLOGY 15.7%

Communications Equipment 1.3%

F5 Networks, Inc. (a)	126,290	13,708,779
Palo Alto Networks, Inc. (a)	244,100	18,285,531
Total		31,994,310

Internet Software & Services 2.4%

Cornerstone OnDemand, Inc. (a)	343,360	13,799,638
CoStar Group, Inc. (a)	136,579	21,654,601
Pandora Media, Inc. (a)	559,057	13,713,668
Yelp, Inc. (a)	142,170	9,404,546
Total		58,572,453

IT Services 3.5%

Alliance Data Systems Corp. (a)	101,690	26,037,725
FleetCor Technologies, Inc. (a)	206,830	26,145,380
Gartner, Inc. (a)	259,270	18,431,504
MAXIMUS, Inc.	363,666	16,248,597
Total		86,863,206

Semiconductors & Semiconductor Equipment 1.7%

Broadcom Corp., Class A	532,950	16,985,116
NXP Semiconductor NV (a)	221,710	13,768,191
Skyworks Solutions, Inc.	273,460	11,843,553
Total		42,596,860

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software 6.5%

Concur Technologies, Inc. (a)	262,520	$22,411,333
Electronic Arts, Inc. (a)	489,410	17,192,973
Guidewire Software, Inc. (a)	420,896	15,897,242
Infoblox, Inc. (a)	320,440	4,152,902
Intuit, Inc.	359,165	28,478,193
Red Hat, Inc. (a)	372,870	18,688,244
ServiceNow, Inc. (a)	610,718	31,946,659
Splunk, Inc. (a)	103,301	4,324,180
Tableau Software, Inc., Class A (a)	313,660	18,204,826
Total		161,296,552

Technology Hardware, Storage & Peripherals 0.3%

Stratasys Ltd. (a)	80,150	7,455,553
TOTAL INFORMATION TECHNOLOGY		388,778,934

MATERIALS 6.0%

Chemicals 3.5%

Eastman Chemical Co.	301,413	26,602,711
Sherwin-Williams Co. (The)	291,065	59,554,810
Total		86,157,521

Construction Materials 0.7%

Eagle Materials, Inc.	185,600	16,141,632

Containers & Packaging 1.0%

Rock-Tenn Co., Class A	249,816	25,238,910

Paper & Forest Products 0.8%

International Paper Co.	436,455	20,788,352
TOTAL MATERIALS		148,326,415

TELECOMMUNICATION SERVICES 1.5%

Wireless Telecommunication Services 1.5%

SBA Communications Corp., Class A (a)	361,981	36,741,071
TOTAL TELECOMMUNICATION SERVICES		36,741,071

Total Common Stocks (Cost: $1,817,245,646)		$2,406,671,818

	Shares	Value

Money Market Funds 2.1%

Columbia Short-Term Cash Fund, 0.088% (b)(c)	51,791,580	$51,791,580

Total Money Market Funds (Cost: $51,791,580)		$51,791,580

Total Investments
(Cost: $1,869,037,226) (d)	$2,458,463,398(e)
Other Assets & Liabilities, Net	10,206,865
Net Assets	$2,468,670,263

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	45,743,876	718,141,532	(712,093,828)	51,791,580	36,321	51,791,580

(d)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $1,869,037,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$624,347,000
Unrealized Depreciation	(34,921,000)
Net Unrealized Appreciation	$589,426,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	530,785,966	—	—	530,785,966
Consumer Staples	132,070,887	—	—	132,070,887
Energy	147,351,663	—	—	147,351,663
Financials	239,351,705	—	—	239,351,705
Health Care	335,703,912	—	—	335,703,912
Industrials	447,561,265	—	—	447,561,265
Information Technology	388,778,934	—	—	388,778,934
Materials	148,326,415	—	—	148,326,415
Telecommunication Services	36,741,071	—	—	36,741,071
Total Equity Securities	2,406,671,818	—	—	2,406,671,818
Mutual Funds
Money Market Funds	51,791,580	—	—	51,791,580
Total Mutual Funds	51,791,580	—	—	51,791,580
Total	2,458,463,398	—	—	2,458,463,398

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Small Cap Core Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%

CONSUMER DISCRETIONARY 9.5%

Auto Components 0.7%

Dorman Products, Inc. (a)	22,950	$1,219,334
Fox Factory Holding Corp. (a)	271,046	4,632,176
Modine Manufacturing Co. (a)	154,927	2,365,735
Total		8,217,245

Diversified Consumer Services 0.6%

Steiner Leisure Ltd. (a)	165,921	6,666,706

Hotels, Restaurants & Leisure 0.9%

Diversified Restaurant Holdings, Inc. (a)	804,236	3,619,062
Morgans Hotel Group Co. (a)	882,870	6,974,673
Total		10,593,735

Household Durables 2.0%

Helen of Troy Ltd. (a)	182,000	10,548,720
Installed Building Products, Inc. (a)	417,557	5,662,073
Jarden Corp. (a)	146,710	8,300,852
Total		24,511,645

Leisure Products 0.8%

Arctic Cat, Inc.	118,320	4,413,336
Callaway Golf Co.	713,872	5,725,253
Total		10,138,589

Media 1.3%

John Wiley & Sons, Inc., Class A	294,837	16,151,171

Multiline Retail 0.6%

Tuesday Morning Corp. (a)	447,696	7,234,767

Specialty Retail 2.6%

Buckle, Inc. (The)	140,932	6,320,800
CST Brands, Inc.	188,458	6,232,306
Express, Inc. (a)	179,212	2,259,863
Hibbett Sports, Inc. (a)	88,979	4,679,406
Penske Automotive Group, Inc.	240,238	11,175,872
Wet Seal, Inc. (The), Class A (a)	1,244,111	1,045,053
Total		31,713,300
TOTAL CONSUMER DISCRETIONARY		115,227,158

CONSUMER STAPLES 0.7%

Food & Staples Retailing 0.3%

Casey’s General Stores, Inc.	51,349	3,657,590

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Personal Products 0.4%

Elizabeth Arden, Inc. (a)	189,802	$5,149,328
TOTAL CONSUMER STAPLES		8,806,918

ENERGY 6.6%

Energy Equipment & Services 4.3%

Glori Energy, Inc. (a)	609,602	5,669,299
Gulfmark Offshore, Inc., Class A	174,808	8,112,839
Helix Energy Solutions Group, Inc. (a)	191,130	4,468,619
ION Geophysical Corp. (a)	1,145,651	4,777,365
Newpark Resources, Inc. (a)	333,042	3,750,053
Oceaneering International, Inc.	58,664	4,226,741
Tetra Technologies, Inc. (a)	1,217,019	14,032,229
Unit Corp. (a)	108,536	6,894,207
Total		51,931,352

Oil, Gas & Consumable Fuels 2.3%

BPZ Resources, Inc. (a)	741,314	2,268,421
Carrizo Oil & Gas, Inc. (a)	110,773	6,365,016
Diamondback Energy, Inc. (a)	103,763	7,832,031
Matador Resources Co. (a)	286,465	7,127,249
Resolute Energy Corp. (a)	531,402	4,421,265
Total		28,013,982
TOTAL ENERGY		79,945,334

FINANCIALS 19.9%

Banks 8.2%

Bryn Mawr Bank Corp.	312,677	8,883,154
Financial Institutions, Inc.	445,918	10,282,869
First Financial Holdings, Inc.	183,196	10,784,748
Independent Bank Corp.	477,925	6,303,831
National Bank Holdings Corp., Class A	297,149	5,815,206
OFG Bancorp	1,049,437	18,952,832
PacWest Bancorp	181,276	7,327,176
Simmons First National Corp., Class A	148,933	6,051,148
Southwest Bancorp, Inc.	565,112	9,719,926
Susquehanna Bancshares, Inc.	282,003	2,786,190
Trico Bancshares	218,154	4,993,545
Union Bankshares Corp.	311,498	7,778,105
Total		99,678,730

Capital Markets 2.3%

FXCM, Inc., Class A	454,650	6,083,217
INTL FCStone, Inc. (a)	262,396	4,833,334
Investment Technology Group, Inc. (a)	335,623	6,420,468
MVC Capital, Inc.	324,768	4,147,288

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Capital Markets (continued)

Waddell & Reed Financial, Inc., Class A	100,624	$6,075,677
Total		27,559,984

Consumer Finance 0.5%

Cash America International, Inc.	116,804	5,549,358

Insurance 3.3%

AMERISAFE, Inc.	115,274	4,439,202
Arthur J Gallagher & Co.	98,833	4,529,516
CNO Financial Group, Inc.	525,859	8,482,106
Enstar Group Ltd. (a)	54,046	7,615,081
Horace Mann Educators Corp.	194,357	5,677,168
State Auto Financial Corp.	162,335	3,508,059
Third Point Reinsurance Ltd. (a)	365,020	5,566,555
Total		39,817,687

Real Estate Investment Trusts (REITs) 4.9%

Acadia Realty Trust	185,953	5,130,443
American Campus Communities, Inc.	273,438	10,620,332
AmREIT, Inc.	290,647	5,164,797
Chesapeake Lodging Trust	82,245	2,399,087
DuPont Fabros Technology, Inc.	177,283	4,533,126
First Potomac Realty Trust	475,882	6,224,537
Physicians Realty Trust	514,738	7,108,532
STAG Industrial, Inc.	460,535	11,029,813
Summit Hotel Properties, Inc.	735,740	7,386,830
Total		59,597,497

Thrifts & Mortgage Finance 0.7%

Berkshire Hills Bancorp, Inc.	171,338	3,872,239
Dime Community Bancshares, Inc.	286,487	4,331,683
Total		8,203,922
TOTAL FINANCIALS		240,407,178

HEALTH CARE 12.3%

Biotechnology 0.7%

Repligen Corp. (a)	456,903	8,790,814

Health Care Equipment & Supplies 6.2%

Analogic Corp.	154,422	10,550,111
Atrion Corp.	34,648	10,927,979
Greatbatch, Inc. (a)	154,594	7,221,086
Haemonetics Corp. (a)	73,144	2,491,285
Hill-Rom Holdings, Inc.	137,482	5,456,661
Invacare Corp.	420,407	6,936,716

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Equipment & Supplies (continued)

Staar Surgical Co. (a)	1,055,422	$16,285,161
Teleflex, Inc.	51,585	5,501,024
Thoratec Corp. (a)	158,140	5,237,597
West Pharmaceutical Services, Inc.	89,503	3,767,181
Total		74,374,801

Health Care Providers & Services 3.7%

Air Methods Corp. (a)	329,718	15,892,408
Magellan Health Services, Inc. (a)	101,341	6,170,653
Owens & Minor, Inc.	51,429	1,783,558
Providence Service Corp. (The) (a)	521,716	20,972,983
Total		44,819,602

Life Sciences Tools & Services 1.2%

Bio-Rad Laboratories, Inc., Class A (a)	42,849	5,173,160
Bruker Corp. (a)	178,641	3,742,529
Techne Corp.	65,527	5,752,615
Total		14,668,304

Pharmaceuticals 0.5%

Supernus Pharmaceuticals, Inc. (a)	688,656	6,135,925
TOTAL HEALTH CARE		148,789,446

INDUSTRIALS 19.1%

Aerospace & Defense 1.4%

AAR Corp.	227,422	5,526,354
American Science & Engineering, Inc.	98,921	6,637,599
Teledyne Technologies, Inc. (a)	50,210	4,758,402
Total		16,922,355

Air Freight & Logistics 0.6%

Atlas Air Worldwide Holdings, Inc. (a)	196,814	7,201,424

Commercial Services & Supplies 2.7%

ABM Industries, Inc.	163,305	4,453,328
ACCO Brands Corp. (a)	1,043,964	6,284,663
McGrath Rentcorp	282,361	9,679,335
SP Plus Corp. (a)	79,393	1,883,202
Unifirst Corp.	110,158	10,900,134
Total		33,200,662

Construction & Engineering 3.6%

Argan, Inc.	279,485	8,566,215
EMCOR Group, Inc.	178,352	7,940,231
Great Lakes Dredge & Dock Corp. (a)	574,426	4,377,126
MasTec, Inc. (a)	235,928	8,493,408
Primoris Services Corp.	322,175	9,333,410

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Construction & Engineering (continued)

Sterling Construction Co., Inc. (a)	560,574	$5,140,464
Total		43,850,854

Electrical Equipment 1.7%

Global Power Equipment Group, Inc.	262,380	4,337,141
LSI Industries, Inc.	1,179,425	9,364,635
Regal-Beloit Corp.	86,562	6,607,277
Total		20,309,053

Machinery 5.1%

Actuant Corp., Class A	222,141	7,892,670
Alamo Group, Inc.	102,825	5,330,448
Albany International Corp., Class A	219,476	8,175,481
ESCO Technologies, Inc.	94,959	3,192,521
Key Technology, Inc. (a)(b)	308,134	3,580,517
Miller Industries, Inc.	268,323	5,449,640
PMFG, Inc. (a)	809,130	4,094,198
Terex Corp.	190,108	7,311,554
TriMas Corp. (a)	142,127	4,990,079
Wabash National Corp. (a)	829,613	11,357,402
Total		61,374,510

Marine 0.4%

Rand Logistics, Inc. (a)	823,502	4,908,072

Professional Services 0.7%

Hudson Global, Inc. (a)	297,360	1,180,519
Kforce, Inc.	345,319	7,607,378
Total		8,787,897

Road & Rail 0.7%

Marten Transport Ltd.	335,656	8,085,953

Trading Companies & Distributors 2.2%

Kaman Corp.	220,553	9,380,119
MRC Global, Inc. (a)	214,448	6,173,958
Rush Enterprises, Inc., Class A (a)	229,960	7,630,073
Titan Machinery, Inc. (a)	206,355	3,613,276
Total		26,797,426
TOTAL INDUSTRIALS		231,438,206

INFORMATION TECHNOLOGY 20.8%

Communications Equipment 3.1%

ADTRAN, Inc.	338,935	7,605,701
InterDigital, Inc.	274,958	10,445,655
Mitel Networks Corp. (a)	706,562	7,814,576

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Communications Equipment (continued)

Plantronics, Inc.	248,765	$11,279,005
Total		37,144,937

Electronic Equipment, Instruments & Components 7.1%

Anixter International, Inc.	85,568	8,813,504
Belden, Inc.	220,291	15,858,749
Benchmark Electronics, Inc. (a)	426,062	9,880,378
Cognex Corp. (a)	183,612	6,610,032
CTS Corp.	259,437	4,542,742
FARO Technologies, Inc. (a)	93,777	3,987,398
GSI Group, Inc. (a)	407,427	4,938,015
Littelfuse, Inc.	30,636	2,685,552
Newport Corp. (a)	395,241	7,323,815
Plexus Corp. (a)	301,434	12,587,884
Rogers Corp. (a)	135,562	8,440,090
Total		85,668,159

Internet Software & Services 2.2%

Digital River, Inc. (a)	540,545	8,508,178
Saba Software, Inc. (a)	572,764	5,584,449
Stamps.com, Inc. (a)	248,475	8,030,712
TechTarget, Inc. (a)	622,375	4,954,105
Total		27,077,444

IT Services 4.1%

Acxiom Corp. (a)	132,836	3,019,362
Computer Task Group, Inc.	518,625	8,049,060
CoreLogic, Inc. (a)	311,639	8,891,061
DST Systems, Inc.	119,091	10,855,145
Global Cash Access Holdings, Inc. (a)	1,108,096	9,862,054
PRGX Global, Inc. (a)	1,388,319	8,857,475
Total		49,534,157

Semiconductors & Semiconductor Equipment 1.5%

BTU International, Inc. (a)	292,872	755,610
Fairchild Semiconductor International, Inc. (a)	454,241	6,663,715
Pericom Semiconductor Corp. (a)	536,305	4,789,204
Xcerra Corp. (a)	538,277	5,194,373
Total		17,402,902

Software 2.5%

American Software, Inc., Class A	467,655	4,494,165
Kofax Ltd. (a)	685,942	5,624,724
Mentor Graphics Corp.	131,030	2,776,526
Netscout Systems, Inc. (a)	123,211	4,789,212
Progress Software Corp. (a)	588,234	12,776,442
Total		30,461,069

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Technology Hardware, Storage & Peripherals 0.3%

Intevac, Inc. (a)	490,780	$3,617,049
TOTAL INFORMATION TECHNOLOGY		250,905,717

MATERIALS 5.8%

Chemicals 3.5%

H.B. Fuller Co.	195,003	9,326,994
Innophos Holdings, Inc.	113,348	5,950,770
Omnova Solutions, Inc. (a)	959,854	9,080,219
Sensient Technologies Corp.	261,281	14,318,199
Stepan Co.	61,222	3,276,601
Total		41,952,783

Containers & Packaging 0.7%

Greif, Inc., Class A	165,952	9,064,298

Metals & Mining 1.2%

AM Castle & Co. (a)	348,885	4,211,042
Globe Specialty Metals, Inc.	310,102	6,198,939
Universal Stainless & Alloy Products, Inc. (a)	127,240	3,835,013
Total		14,244,994

Paper & Forest Products 0.4%

PH Glatfelter Co.	181,228	4,769,921
TOTAL MATERIALS		70,031,996

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES 0.8%

Diversified Telecommunication Services 0.8%

General Communication, Inc., Class A (a)	820,205	$9,301,125
TOTAL TELECOMMUNICATION SERVICES		9,301,125

UTILITIES 1.8%

Electric Utilities 0.4%

Allete, Inc.	99,239	4,929,201

Gas Utilities 1.4%

Laclede Group, Inc. (The)	104,975	4,900,233
New Jersey Resources Corp.	103,871	5,713,944
South Jersey Industries, Inc.	113,900	6,551,528
Total		17,165,705
TOTAL UTILITIES		22,094,906

Total Common Stocks (Cost: $831,525,220)		$1,176,947,984

	Shares	Value

Money Market Funds 2.8%

Columbia Short-Term Cash Fund, 0.088% (b)(c)	34,049,337	$34,049,337

Total Money Market Funds (Cost: $34,049,337)		$34,049,337

Total Investments
(Cost: $865,574,557) (d)		$1,210,997,321(e)
Other Assets & Liabilities, Net		(1,361,252)
Net Assets		$1,209,636,069

Notes to Portfolio of Investments
(a) Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	33,773,250	223,101,793	(222,825,706)	—	34,049,337	22,284	34,049,337
Performance Technologies, Inc.*	5,454,067	—	(2,411,404)	(3,042,663)	—	—	—
Total	39,227,317	223,101,793	(225,237,110)	(3,042,663)	34,049,337	22,284	34,049,337

* Issuer was not an affiliate for the entire period ended May 31, 2014.

(c)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(d)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $865,575,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$378,257,000
Unrealized Depreciation	(32,835,000)
Net Unrealized Appreciation	$345,422,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	115,227,158	—	—	115,227,158
Consumer Staples	8,806,918	—	—	8,806,918
Energy	79,945,334	—	—	79,945,334
Financials	240,407,178	—	—	240,407,178
Health Care	148,789,446	—	—	148,789,446
Industrials	231,438,206	—	—	231,438,206
Information Technology	250,905,717	—	—	250,905,717
Materials	70,031,996	—	—	70,031,996
Telecommunication Services	9,301,125	—	—	9,301,125
Utilities	22,094,906	—	—	22,094,906
Total Equity Securities	1,176,947,984	—	—	1,176,947,984
Mutual Funds
Money Market Funds	34,049,337	—	—	34,049,337
Total Mutual Funds	34,049,337	—	—	34,049,337
Total	1,210,997,321	—	—	1,210,997,321

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Small Cap Growth Fund I

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CONSUMER DISCRETIONARY 23.8%
Auto Components 0.5%
Tenneco, Inc. (a)	86,900	$5,539,875
Diversified Consumer Services 0.3%
Capella Education Co.	62,300	3,566,052
Hotels, Restaurants & Leisure 5.3%
Chuy’s Holdings, Inc. (a)	207,300	6,772,491
Diamond Resorts International, Inc. (a)	258,182	4,967,422
Domino’s Pizza, Inc.	308,917	22,381,036
Fiesta Restaurant Group, Inc. (a)	316,459	12,743,804
Six Flags Entertainment Corp.	131,280	5,311,589
Sonic Corp. (a)	407,600	8,478,080
Total		60,654,422
Internet & Catalog Retail 0.9%
Qunar Cayman Islands Ltd., ADR (a)	174,907	4,203,015
RetailMeNot, Inc. (a)	250,100	6,377,550
Total		10,580,565
Leisure Products 0.3%
Malibu Boats, Inc., Class A (a)	198,433	3,932,942
Media 5.6%
Cumulus Media, Inc. Class A (a)	1,273,500	8,048,520
Eros International PLC (a)	412,500	6,595,875
Gray Television, Inc. (a)	713,713	8,164,877
MDC Partners, Inc., Class A	731,323	15,372,409
National CineMedia, Inc.	398,100	6,238,227
Nexstar Broadcasting Group, Inc., Class A	231,300	10,746,198
Rentrak Corp. (a)	189,119	9,771,779
Total		64,937,885
Multiline Retail 1.3%
Burlington Stores, Inc. (a)	460,912	13,099,119
Tuesday Morning Corp. (a)	75,700	1,223,312
Total		14,322,431
Specialty Retail 8.2%
Cabela’s, Inc. (a)	163,413	10,005,778
Conn’s, Inc. (a)	388,303	18,110,452
Five Below, Inc. (a)	537,400	19,453,880
Lithia Motors, Inc., Class A	119,500	9,372,385
Lumber Liquidators Holdings, Inc. (a)	113,362	8,805,960
Mattress Firm Holding Corp. (a)	139,600	6,262,456
Monro Muffler Brake, Inc.	227,700	12,298,077

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Pier 1 Imports, Inc.	545,300	$9,602,733
Total		93,911,721
Textiles, Apparel & Luxury Goods 1.4%
Kate Spade & Co. (a)	453,300	16,504,653
TOTAL CONSUMER DISCRETIONARY		273,950,546
CONSUMER STAPLES 2.3%
Food & Staples Retailing 1.8%
Natural Grocers by Vitamin Cottage, Inc. (a)	409,156	8,506,353
Pricesmart, Inc.	129,100	11,832,015
Total		20,338,368
Food Products 0.5%
Hain Celestial Group, Inc. (The) (a)	62,500	5,670,000
TOTAL CONSUMER STAPLES		26,008,368
ENERGY 4.8%
Oil, Gas & Consumable Fuels 4.8%
Carrizo Oil & Gas, Inc. (a)	281,814	16,193,032
Diamondback Energy, Inc. (a)	84,400	6,370,512
Rex Energy Corp. (a)	417,100	8,291,948
Sanchez Energy Corp. (a)	479,611	16,513,007
Western Refining, Inc.	199,155	8,169,338
Total		55,537,837
TOTAL ENERGY		55,537,837
FINANCIALS 6.1%
Banks 1.4%
BankUnited, Inc.	488,400	15,892,536
Capital Markets 0.4%
Financial Engines, Inc.	123,600	5,030,520
Consumer Finance 1.2%
Portfolio Recovery Associates, Inc. (a)	254,378	14,191,749
Diversified Financial Services 0.7%
MarkeTaxess Holdings, Inc.	141,700	7,559,695

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 2.4%
Altisource Residential Corp.	623,255	$17,382,582
Physicians Realty Trust	316,767	4,374,552
Sovran Self Storage, Inc.	79,600	6,113,280
Total		27,870,414
TOTAL FINANCIALS		70,544,914
HEALTH CARE 20.2%
Biotechnology 4.9%
ACADIA Pharmaceuticals, Inc. (a)	196,328	4,054,173
Alnylam Pharmaceuticals, Inc. (a)	79,860	4,734,899
Arrowhead Research Corp. (a)	532,020	6,692,812
Auspex Pharmaceuticals, Inc. (a)	188,985	3,997,033
Cepheid (a)	256,400	11,550,820
Insmed, Inc. (a)	340,200	4,470,228
Intercept Pharmaceuticals, Inc. (a)	27,900	6,601,419
Novavax, Inc. (a)	1,421,700	6,696,207
TESARO, Inc. (a)	178,396	4,752,469
Ultragenyx Pharmaceutical, Inc. (a)	79,758	2,995,711
Total		56,545,771
Health Care Equipment & Supplies 5.2%
Align Technology, Inc. (a)	500,146	27,312,973
Cyberonics, Inc. (a)	141,000	8,572,800
DexCom, Inc. (a)	256,000	8,642,560
GenMark Diagnostics, Inc. (a)	483,000	5,317,830
Insulet Corp. (a)	277,396	10,161,016
Total		60,007,179
Health Care Providers & Services 4.7%
Air Methods Corp. (a)	290,700	14,011,740
ExamWorks Group, Inc. (a)	286,800	8,495,016
IPC The Hospitalist Co., Inc. (a)	151,700	6,621,705
LifePoint Hospitals, Inc. (a)	192,500	11,788,700
MWI Veterinary Supply, Inc. (a)	41,800	5,831,518
Team Health Holdings, Inc. (a)	155,600	7,899,812
Total		54,648,491
Health Care Technology 0.9%
Medidata Solutions, Inc. (a)	255,300	9,872,451
Life Sciences Tools & Services 1.3%
ICON PLC (a)	348,574	14,734,223
Pharmaceuticals 3.2%
AcelRx Pharmaceuticals, Inc. (a)	438,300	4,032,360
Akorn, Inc. (a)	451,200	12,620,064

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Auxilium Pharmaceuticals, Inc. (a)	189,000	$4,229,820
Jazz Pharmaceuticals PLC (a)	46,851	6,646,283
Pacira Pharmaceuticals, Inc. (a)	79,200	6,146,712
Revance Therapeutics, Inc. (a)	92,778	2,921,579
Total		36,596,818
TOTAL HEALTH CARE		232,404,933
INDUSTRIALS 14.7%
Airlines 2.1%
Alaska Air Group, Inc.	104,171	10,256,677
Spirit Airlines, Inc. (a)	232,800	13,751,496
Total		24,008,173
Commercial Services & Supplies 0.4%
MiX Telematics Ltd., ADR (a)	424,308	4,255,809
Electrical Equipment 2.0%
Acuity Brands, Inc.	91,074	11,430,698
Generac Holdings, Inc.	246,700	12,009,356
Total		23,440,054
Machinery 2.9%
Greenbrier Companies, Inc. (The) (a)	126,900	7,042,950
Middleby Corp. (The) (a)	108,300	25,864,206
Total		32,907,156
Professional Services 4.4%
Corporate Executive Board Co. (The)	118,200	8,057,694
On Assignment, Inc. (a)	560,939	19,773,099
TrueBlue, Inc. (a)	306,557	8,341,416
Wageworks, Inc. (a)	366,381	14,831,103
Total		51,003,312
Road & Rail 0.5%
Swift Transportation Co. (a)	221,100	5,474,436
Trading Companies & Distributors 2.4%
Beacon Roofing Supply, Inc. (a)	100,300	3,460,350
H&E Equipment Services, Inc. (a)	250,300	8,672,895
Watsco, Inc.	157,970	15,896,521
Total		28,029,766
TOTAL INDUSTRIALS		169,118,706

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 24.3%
Communications Equipment 1.3%
Arris Group, Inc. (a)	283,700	$9,393,307
Infinera Corp. (a)	684,200	6,226,220
Total		15,619,527
Electronic Equipment, Instruments & Components 2.4%
Control4 Corp. (a)	447,130	7,587,796
FEI Co.	167,800	14,002,910
FLIR Systems, Inc.	171,400	5,983,574
Total		27,574,280
Internet Software & Services 7.4%
21Vianet Group, Inc., ADR (a)	332,200	8,956,112
Care.com, Inc. (a)	121,600	1,305,984
CoStar Group, Inc. (a)	153,176	24,286,055
Cvent, Inc. (a)	191,900	4,801,338
Dealertrack Technologies, Inc. (a)	74,400	2,954,424
Gogo, Inc. (a)	350,100	6,333,309
OpenTable, Inc. (a)	68,400	4,634,100
Shutterstock, Inc. (a)	164,742	10,714,820
SPS Commerce, Inc. (a)	94,600	5,381,794
Web.com Group, Inc. (a)	448,000	15,429,120
Total		84,797,056
IT Services 3.6%
Acxiom Corp. (a)	418,000	9,501,140
Euronet Worldwide, Inc. (a)	238,000	11,219,320
MAXIMUS, Inc.	455,400	20,347,272
Total		41,067,732
Semiconductors & Semiconductor Equipment 3.9%
Formfactor, Inc. (a)	1,011,400	7,342,764
Power Integrations, Inc.	107,131	5,387,618
RF Micro Devices, Inc. (a)	1,046,100	9,843,801
Spansion, Inc., Class A (a)	122,800	2,339,340
SunEdison, Inc. (a)	1,044,900	20,574,081
Total		45,487,604
Software 5.7%
Aspen Technology, Inc. (a)	402,339	17,296,554
Fortinet, Inc. (a)	378,900	8,513,883
Guidewire Software, Inc. (a)	234,830	8,869,529
PTC, Inc. (a)	440,900	16,225,120
Ultimate Software Group, Inc. (The) (a)	112,550	14,308,481
Total		65,213,567
TOTAL INFORMATION TECHNOLOGY		279,759,766

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 1.3%
Construction Materials 0.5%
Headwaters, Inc. (a)	455,900	$5,894,787
Metals & Mining 0.4%
Globe Specialty Metals, Inc.	238,300	4,763,617
Paper & Forest Products 0.4%
Louisiana-Pacific Corp. (a)	335,300	4,761,260
TOTAL MATERIALS		15,419,664
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
Cogent Communications Holdings, Inc.	612,572	22,463,015
TOTAL TELECOMMUNICATION SERVICES		22,463,015
Total Common Stocks (Cost: $997,520,023)		$1,145,207,749

	Shares	Value

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.088% (b)(c)	1,476,305	$1,476,305
Total Money Market Funds (Cost: $1,476,305)		$1,476,305
Total Investments
(Cost: $998,996,328) (d)		$1,146,684,054(e)
Other Assets & Liabilities, Net		5,981,295
Net Assets		$1,152,665,349

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	32,016,170	494,635,831	(525,175,696)	1,476,305	10,522	1,476,305

(d)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $998,996,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$205,926,000
Unrealized Depreciation	(58,238,000)
Net Unrealized Appreciation	$147,688,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	273,950,546	—	—	273,950,546
Consumer Staples	26,008,368	—	—	26,008,368
Energy	55,537,837	—	—	55,537,837
Financials	70,544,914	—	—	70,544,914
Health Care	232,404,933	—	—	232,404,933
Industrials	169,118,706	—	—	169,118,706
Information Technology	279,759,766	—	—	279,759,766
Materials	15,419,664	—	—	15,419,664
Telecommunication Services	22,463,015	—	—	22,463,015
Total Equity Securities	1,145,207,749	—	—	1,145,207,749
Mutual Funds
Money Market Funds	1,476,305	—	—	1,476,305
Total Mutual Funds	1,476,305	—	—	1,476,305
Total	1,146,684,054	—	—	1,146,684,054

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Value and Restructuring Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
CONSUMER DISCRETIONARY 10.7%
Auto Components 1.6%
Delphi Automotive PLC	468,180	$32,332,511
Hotels, Restaurants & Leisure 1.3%
Aramark	458,180	12,086,788
Wynn Resorts Ltd.	63,395	13,628,023
Total		25,714,811
Media 5.9%
Comcast Corp., Class A	895,700	46,755,540
DIRECTV (a)	130,290	10,741,108
Discovery Communications, Inc., Class A (a)	239,800	18,455,008
Viacom, Inc., Class B	479,940	40,953,280
Total		116,904,936
Specialty Retail 1.0%
Lowe’s Companies, Inc.	270,275	12,724,547
Ulta Salon Cosmetics & Fragrance, Inc. (a)	82,695	7,020,805
Total		19,745,352
Textiles, Apparel & Luxury Goods 0.9%
Ralph Lauren Corp.	116,370	17,860,468
TOTAL CONSUMER DISCRETIONARY		212,558,078
CONSUMER STAPLES 11.5%
Beverages 2.7%
Diageo PLC, ADR	114,040	14,687,212
PepsiCo, Inc.	440,000	38,865,200
Total		53,552,412
Food & Staples Retailing 3.8%
CVS Caremark Corp.	639,735	50,104,045
Walgreen Co.	344,830	24,796,725
Total		74,900,770
Household Products 2.5%
Procter & Gamble Co. (The)	608,025	49,122,340
Tobacco 2.5%
Philip Morris International, Inc.	562,510	49,804,635
TOTAL CONSUMER STAPLES		227,380,157

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 9.8%
Energy Equipment & Services 2.9%
Cameron International Corp. (a)	322,175	$20,603,091
Halliburton Co.	575,115	37,175,434
Total		57,778,525
Oil, Gas & Consumable Fuels 6.9%
Canadian Natural Resources Ltd.	590,340	24,009,128
Chevron Corp.	411,460	50,523,173
ConocoPhillips	198,640	15,879,282
Kinder Morgan, Inc.	503,477	16,811,097
Newfield Exploration Co. (a)	294,260	10,734,605
Noble Energy, Inc.	255,860	18,439,830
Total		136,397,115
TOTAL ENERGY		194,175,640
FINANCIALS 15.7%
Banks 9.6%
Bank of America Corp.	904,690	13,697,007
Citigroup, Inc.	1,278,150	60,801,596
JPMorgan Chase & Co.	1,237,450	68,765,096
Wells Fargo & Co.	907,890	46,102,654
Total		189,366,353
Capital Markets 2.6%
BlackRock, Inc.	109,555	33,403,319
Goldman Sachs Group, Inc. (The)	110,225	17,615,057
Total		51,018,376
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc., Class B (a)	325,120	41,725,901
Insurance 1.4%
Aon PLC	311,450	28,011,813
TOTAL FINANCIALS		310,122,443
HEALTH CARE 13.9%
Biotechnology 1.9%
Celgene Corp. (a)	209,864	32,115,488
Vertex Pharmaceuticals, Inc. (a)	68,775	4,969,682
Total		37,085,170
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	910,320	36,421,903
Covidien PLC	467,565	34,183,677
Total		70,605,580

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 2.2%
Cardinal Health, Inc.	354,320	$25,025,621
CIGNA Corp.	210,165	18,868,614
Total		43,894,235
Health Care Technology 0.4%
IMS Health Holdings, Inc. (a)	373,879	9,055,350
Pharmaceuticals 5.8%
Johnson & Johnson	501,565	50,888,785
Perrigo Co. PLC	124,675	17,230,085
Pfizer, Inc.	703,010	20,830,186
Salix Pharmaceuticals Ltd. (a)	131,875	15,044,300
Zoetis, Inc.	349,070	10,716,449
Total		114,709,805
TOTAL HEALTH CARE		275,350,140
INDUSTRIALS 12.3%
Aerospace & Defense 4.0%
Honeywell International, Inc.	478,320	44,555,508
United Technologies Corp.	296,225	34,427,269
Total		78,982,777
Air Freight & Logistics 0.7%
FedEx Corp.	100,180	14,441,949
Commercial Services & Supplies 1.4%
Tyco International Ltd.	641,990	28,016,444
Construction & Engineering 0.4%
Jacobs Engineering Group, Inc. (a)	135,620	7,468,593
Electrical Equipment 2.1%
Eaton Corp. PLC	558,890	41,184,604
Industrial Conglomerates 2.1%
General Electric Co.	1,536,010	41,149,708
Professional Services 0.9%
Nielsen NV	362,280	17,483,633
Road & Rail 0.7%
Kansas City Southern	130,975	14,082,432
TOTAL INDUSTRIALS		242,810,140

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 20.4%
Communications Equipment 1.5%
QUALCOMM, Inc.	365,850	$29,432,632
Internet Software & Services 4.0%
eBay, Inc. (a)	313,250	15,891,173
Google, Inc., Class A (a)	61,225	34,999,271
Google, Inc., Class C (a)	51,395	28,831,567
Total		79,722,011
IT Services 1.6%
MasterCard, Inc., Class A	423,700	32,391,865
Semiconductors & Semiconductor Equipment 2.4%
Broadcom Corp., Class A	915,340	29,171,886
Skyworks Solutions, Inc.	428,865	18,574,143
Total		47,746,029
Software 4.1%
Electronic Arts, Inc. (a)	808,000	28,385,040
Intuit, Inc.	398,460	31,593,894
Microsoft Corp.	492,830	20,176,460
Total		80,155,394
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	164,130	103,894,290
EMC Corp.	816,575	21,688,232
Hewlett-Packard Co.	258,902	8,673,217
Total		134,255,739
TOTAL INFORMATION TECHNOLOGY		403,703,670
MATERIALS 1.1%
Chemicals 1.0%
Dow Chemical Co. (The)	401,670	20,935,040
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. (a)	110,135	1,563,917
TOTAL MATERIALS		22,498,957
TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
Verizon Communications, Inc.	1,128,675	56,388,603
TOTAL TELECOMMUNICATION SERVICES		56,388,603
Total Common Stocks (Cost: $1,416,181,495)		$1,944,987,828

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.088% (b)(c)	33,979,829	$33,979,829
Total Money Market Funds (Cost: $33,979,829)		$33,979,829

Total Investments
(Cost: $1,450,161,324) (d)	$1,978,967,657(e)
Other Assets & Liabilities, Net	2,527,882
Net Assets	$1,981,495,539

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,924,661	567,438,633	(547,383,465)	33,979,829	14,001	33,979,829

(d)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $1,450,161,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$530,745,000
Unrealized Depreciation	(1,938,000)
Net Unrealized Appreciation	$528,807,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	212,558,078	—	—	212,558,078
Consumer Staples	227,380,157	—	—	227,380,157
Energy	194,175,640	—	—	194,175,640
Financials	310,122,443	—	—	310,122,443
Health Care	275,350,140	—	—	275,350,140
Industrials	242,810,140	—	—	242,810,140
Information Technology	403,703,670	—	—	403,703,670
Materials	22,498,957	—	—	22,498,957
Telecommunication Services	56,388,603	—	—	56,388,603
Total Equity Securities	1,944,987,828	—	—	1,944,987,828
Mutual Funds
Money Market Funds	33,979,829	—	—	33,979,829
Total Mutual Funds	33,979,829	—	—	33,979,829
Total	1,978,967,657	—	—	1,978,967,657

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 22, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 22, 2014